UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period:  February 28, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report  |  February 28, 2023

Performance Trust Strategic Bond Fund
(Symbols: PTIAX, PTAOX, PTCOX),

Performance Trust Municipal Bond Fund
(Symbols: PTIMX, PTRMX) and

Performance Trust Credit Fund
(Symbol: PTCRX)

© 2023 PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Institutional Class of Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual
Management Discussion and Analysis

For the six-month period ended February 28, 2023, the Institutional Class of the Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of -0.82%, assuming all dividends were reinvested into the Fund. The Bloomberg U.S. Aggregate Bond Index (“Index”) returned -2.13%, and the Morningstar Intermediate Core-Plus Bond Fund category returned -1.68% over the same period.

Treasury yields rose significantly and interest rates were quite volatile during the period. The Treasury selloff was most intense at the front end of the curve with 2-year Treasuries up 132 basis points (1.32%) while 10-year Treasuries were up 72 basis points (0.72%). The rise in interest rates coincided with uncomfortably high inflation. The Federal Reserve raised the Fed Funds rate 225 basis points (2.25%) during the period and continued to reduce its holdings of Treasuries and Mortgage-Backed Securities (MBS) as it was determined to bring inflation back down to its 2% target.

The graph below shows the Treasury yield curve at the beginning and ends of the period.

Source: Bloomberg

Collateralized Loan Obligations (CLOs), High Yield (HY), Asset-Backed Securities (ABS), and the shorter duration Interest-Only sub-sector within Commercial Mortgage-Backed Securities (CMBS) contributed most to the Fund’s outperformance versus the Index with each delivering positive total returns during the period. These sectors tend to be less sensitive to changes in interest rates and benefitted from high current yields and credit spread tightening that helped to offset increased Treasury yields. Non-agency Residential Mortgage-Backed Securities (RMBS), Investment Grade (IG), short-dated Treasuries and Taxable Municipal bonds contributed negative returns to the Fund, but also contributed to the Fund’s outperformance relative to the Index.

Our allocations to Tax-Exempt Municipal, principal and interest-paying CMBS, and long-dated Treasury bonds detracted somewhat from the Fund’s relative performance. The combination of Taxable Municipal bonds performing in line with other long duration sectors within the Index and strong relative performance from our structured credit and HY sectors resulted in meaningful outperformance relative to the Index.

The Fund reduced its allocation to short-dated Treasuries during the period in favor of ABS. The Fund added to ABS as they still price off the attractive front end of the Treasury curve, but also offer attractive spreads and all-in yields that are quite compelling in our opinion. Tax-Exempt Municipals were also reduced during the period as their attractiveness relative to taxable alternatives was significantly diminished. In their place, the Fund added to long-dated Treasuries targeting the 20-year portion of the Treasury curve. These securities offer what we believe to be a compelling total return profile while also offering strong liquidity.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

PTIAX Allocations

	8/31/2022	2/28/2023
Non-Agency RMBS	10.8%	10.6%
CLOs	6.0%	6.6%
Non-Agency CMBS	18.2%	18.1%
Agency CMBS	8.1%	8.1%
ABS	1.5%	4.6%
Sub-total Structured Credit	44.6%	48.0%
Cash	0.2%	1.2%
Government Security & Agency Issue	5.2%	6.1%
Investment Grade Corporates	15.8%	15.6%
High Yield	6.3%	5.5%
Taxable Muni	20.8%	20.4%
Tax-Exempt Muni	7.1%	3.2%

Looking Forward
Not only have interest rates risen materially, the shape of the curve has changed dramatically. With an inverted curve, it is certainly difficult to ignore bonds pricing off the one- and two-year part of the curve and the Fund will likely continue to pursue ABS as a result. However, it is also important to maintain discipline and a balanced portfolio. Guided by our methodology, we will continue to balance our short duration, defensive sectors with more interest-rate sensitive sectors. We will steer the more interest-rate sensitive portion of the portfolio into those sectors that offer the best total returns across a spectrum of potential interest rate environments. We believe Taxable Municipals, Tax-Exempt Municipals, or U.S. Treasuries will likely be favored relative to alternatives, but the relative value landscape continues to shift meaningfully. Furthermore, we will likely continue to favor longer-dated bonds (i.e.,15 to 20 years) relative to intermediate bonds. We will also continue to prudently add higher yielding structured credit and corporate securities to take advantage of potential spread widening and to balance the interest rate risk taken in Municipals and Treasuries.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

Institutional Class of Performance Trust Municipal Bond Fund (PTIMX) Semi-Annual
Management Discussion and Analysis

Over the six-month period ended February 28, 2023, the Performance Trust Municipal Bond Fund – Institutional Class (“PTIMX” or the “Fund”) posted a return of 0.01% compared to 0.66% for the Bloomberg Municipal Bond Index (“Index”). PTIMX’s underperformance can generally be attributed to its higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve making the Fund a little more responsive to movements in interest rates.

The table below shows the Municipal Market Data (MMD) AAA municipal benchmark yield curve at the beginning and end of the period as well as the high in yields during the period on October 26, 2022. The 10-year spot on the MMD AAA municipal benchmark yield curve was unchanged while yields on the longer portion of the curve rose approximately 25 basis points (bps) (0.25%).

MMD AAA Scale

Maturity	August 31, 2022	February 28, 2023	Change (bp)	October 26, 2022
1	2.21%	3.03%	+82	3.14%
5	2.32%	2.64%	+32	3.24%
7	2.40%	2.55%	+15	3.30%
10	2.59%	2.59%	-0-	3.41%
15	2.93%	3.21%	+28	3.71%
20	3.14%	3.38%	+24	3.92%
25	3.25%	3.51%	+26	4.09%
30	3.29%	3.56%	+27	4.16%

Source: MMD AAA Scale as of August 31, 2022; February 28, 2023 and October 26, 2022

We do not predict the direction or magnitude of changes in interest rates. Shape Management® is a math and logic approach that calculates the forward-looking returns for fixed-income securities in a wide variety of future interest rate scenarios. The Adviser employs a team approach in investment selection and sector allocation. The Adviser’s investment team adheres to a disciplined and repeatable investment methodology which combines third party and proprietary investment tools with the investment team’s experience in the industry. The investment process involves evaluating new investments, new sectors, and allocations on a daily basis, due to the dynamic nature of the fixed income universe. Our Shape Management® process evaluates total return outcomes across various interest rate scenarios, providing a stable, systematic approach even when markets become volatile. During the six-month period ended February 28, 2023, our activity was concentrated on the good, asymmetric risk/reward opportunities identified by our Shape Management® discipline.

At the beginning of the period, tax-exempt yields increased and by the end of October 2022, reached levels that had not been available in nearly a decade. We continued to improve the overall call protection of the Fund with non-callable structures representing nearly 30 percent of new purchases during the period.

Additionally, in seeking to protect the portfolio from extension risk, we continued to move “up in coupon” with over 49 percent of our new purchases during the period carrying coupons greater than 5%. This moved the Fund’s total allocation to bonds with coupons greater than 5% to approximately 42 percent as of February 28, 2023 compared to 23 percent as of August 31, 2022. The migration of the Fund to coupons greater than 5% resulted in a reduction of bonds with 5% coupons to 33 percent of the Fund as of February 28, 2023 compared to 59 percent as of August 31, 2022.

As noted in the above table, portions of the MMD AAA municipal benchmark yield curve steepened during the period. For example, the yield difference between the 10-year and 15-year points on the yield curve increased from 34 basis points (bps) (0.34%) as of August 31, 2022 to 62 basis points, one hundredth of one percent, (bps) (0.62%) at February 28, 2023. With Shape Management® guiding our long-term investment decisions, during the period, we actively pursued new purchase opportunities that we believe will benefit from the dynamics offered by the current curve environment.

Finally, during the six-month period ended February 28, 2023, the Fund had opportunities to increase its allocation to tax-exempt, agency-backed, local, multi-family housing bonds. This sector provides a diverse set of cash flows and a unique credit profile that we believe results in a risk/reward profile that is very complimentary to the other bond allocations in the Fund.

Looking Forward
Although the level of the longer portion of the MMD AAA yield curve as of February 28, 2023 in the table above is lower than the recent high on October 26, 2022, tax-exempt yields remain near the higher end of the range over the last several years.

As we look forward over a longer-term investment horizon (3-years) the go forward return outcomes revealed by Shape Management® for PTIMX and the opportunities available to us have improved compared to those available at the beginning of the period and we are currently very selective and focused on the bond structures that provide the most uniquely attractive total return outcomes across various interest rate scenarios.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

Institutional Class of Performance Trust Credit Fund (PTCRX) Semi-Annual
Management Discussion and Analysis

For the six-month period ended February 28, 2023, the Institutional Class of the Performance Trust Credit Fund (“PTCRX” or the “Fund”) posted a return of 0.67%, assuming all dividends were reinvested into the Fund. The Bloomberg U.S. Aggregate Bond Index (“Index”) returned -2.13% over the same time, and the Morningstar Multisector US Bond Category (“Category”) returned 0.51%.

The Fed continued to tighten aggressively, raising the Federal Funds Rate 225 basis points (2.25%) although the pace has slowed down as the most recent hike delivered was only 25 basis points (0.25%). The market, looking at Fed Fund futures, has three more hikes priced in over the next several months, implying a terminal rate of 5.50%. This aggressive tightening further inverted the yield curve as long-term rates did not sell off as much as short-term rates during the period. The 2-year and 10-year Treasuries rose 132 basis points (1.32%) and 73 basis points (0.73%), respectively, and the 2-year Treasury now yields 90 basis points (0.90%) more than the 10-year Treasury.

The graph below shows the Treasury yield curve at the beginning and end of the period.

Source: Bloomberg

Credit markets initially widened in September as hope of a Fed pivot faded in the face of higher inflation data and candid commentary from Fed members on their determination to fight inflation. The S&P 500 Index was down 9.21% in September alone while investment grade (LUACOAS Index) and high yield (LF98OAS Index) corporate credit spreads were wider by 19 basis points (0.19%) and 68 basis points (0.68%), respectively. However, pessimism quickly faded as October was met with an intense rally and high yield corporate credit spreads ended the month tighter than where spreads stood to start September. For the entire period the S&P 500 Index was up 1.24% while investment grade and high yield corporate spreads were tighter by 14 basis points (0.14%) and 72 basis points (0.72%), respectively.

The Fund was able to outperform the Index as all three major sectors within the Index: Treasuries, Investment Grade Corporate Bonds, and Agency Mortgage-Backed Securities all posted negative returns. While higher rates were a drag on performance for the Fund, the impact was less severe as the Fund has less duration than the Index. In addition, higher yields relative to the Index and spread tightening were able to offset most of this drag and even lead to positive performance in certain sectors such as High Yield Corporates. Additionally, CLOs continued to be a strong performer for the Fund in this rising rate environment as the coupons on these bonds float and reset quarterly. Detracting from performance were some of the Fund’s Non-Agency CMBS positions where spreads remained elevated throughout the period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

The table below shows a general breakdown of the portfolio at the beginning and end of the period:

	8/31/2022	2/28/2023
Non-Agency RMBS	5.0%	6.3%
CLOs	14.2%	13.5%
Non-Agency CMBS	17.5%	16.4%
Agency CMBS	5.4%	5.0%
ABS	7.4%	8.3%
Structured Credit	49.5%	49.5%
Cash	1.9%	3.6%
Treasuries	5.5%	3.3%
IG Corporate	19.0%	21.4%
HY Corporate	15.8%	15.7%
Taxable Muni	3.6%	3.0%
Tax-Exempt Muni	4.7%	3.4%

Allocations changed modestly when comparing the beginning and ending periods, however, taking a closer look at the activity throughout the period paints a different picture. The Fund looked to take advantage of wider spreads in September by swapping out of AAA and AA rated ABS and into High Yield Corporate Bonds and CLOs. By mid-October allocations to ABS fell below 5.5% while High Yield Corporate Bonds and CLOs increased to roughly 17% and 18%, respectively. In late October, this swap flipped as ABS spreads widened dramatically while high yield corporate spreads were tightening.

From a higher level, given the inverted yield curve, the Fund looked to barbell (purchase short-term securities and long-term securities in lieu of intermediate-term securities) the portfolio when possible. The Fund achieved this by pairing shorter higher yielding positions with longer higher quality positions. Structured Credit typically falls in the former camp while IG Corporates, some Tax-Exempt Munis, and Treasuries fall in the latter camp.

Looking Forward
While credit spreads have tightened over the most recent six-month period, they still remain attractive compared to longer historical averages. Rates have also risen dramatically providing an attractive investment opportunity within fixed income. We believe a barbell strategy makes sense in today’s environment given the inverted yield curve. However, as this last year has shown us, the environment can change quickly, and the relative value landscape can flip. We will continue to rely on Shape Management® which aids in our security and sector allocation as it looks beyond traditional bond metrics and focuses instead on total returns over a horizon period. We combine this approach with a disciplined credit perspective to create a diversified portfolio across multiple sectors that together creates a unique and attractive blend of interest rate and credit risk.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options and Swap positions held by the Funds may be illiquid and the Fund’s investment adviser may have difficulty closing out a position. Diversification does not assure a profit or protect against a loss in a declining market. Income from tax-exempt bonds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2023 (Unaudited)

	SIX					ANNUALIZED
	MONTHS	ONE	THREE	FIVE	TEN	SINCE INCEPTION
	(NOT ANNUALIZED)	YEAR	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic
Bond Fund – Institutional Class	-0.82%	-8.96%	-2.77%	1.03%	2.67%	4.27%
Bloomberg U.S. Aggregate Bond Index	-2.13%	-9.72%	-3.77%	0.53%	1.12%	1.73%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Bloomberg Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on February 28, 2013 for Institutional Class shares of the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Institutional Class shares is 0.75% per the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTAOX)

Performance Trust Strategic Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2023 (Unaudited)

	SIX			ANNUALIZED
	MONTHS	ONE	THREE	SINCE INCEPTION
	(NOT ANNUALIZED)	YEAR	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class A
(with sales charge)	-3.18%	-11.24%	-3.74%	-0.24%
Performance Trust Strategic Bond Fund – Class A
(without sales charge)	-0.94%	-9.19%	-3.01%	0.30%
Bloomberg U.S. Aggregate Bond Index	-2.13%	-9.72%	-3.77%	0.09%

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Bloomberg Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class A shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class A shares is 1.00% per the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTCOX)

Performance Trust Strategic Bond Fund – Class C (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2023 (Unaudited)

	SIX			ANNUALIZED
	MONTHS	ONE	THREE	SINCE INCEPTION
	(NOT ANNUALIZED)	YEAR	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class C	-1.33%	-9.91%	-3.75%	-0.46%
Bloomberg U.S. Aggregate Bond Index	-2.13%	-9.72%	-3.77%	0.09%

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Bloomberg Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class C shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class C shares is 1.75% per the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX, PTAOX, PTCOX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)

As of February 28, 2023

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2023 (Unaudited)

	SIX					ANNUALIZED
	MONTHS	ONE	THREE	FIVE	TEN	SINCE INCEPTION
	(NOT ANNUALIZED)	YEAR	YEAR	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal
Bond Fund – Institutional Class	0.01%	-8.06%	-2.61%	1.48%	2.34%	3.89%
Bloomberg Municipal Bond Index	0.66%	-5.10%	-1.60%	1.66%	2.11%	2.96%

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on February 28, 2013 for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Institutional Class shares is 0.48% per the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg Municipal Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2023 (Unaudited)

	SIX					ANNUALIZED
	MONTHS	ONE	THREE	FIVE	TEN	SINCE INCEPTION
	(NOT ANNUALIZED)	YEAR	YEAR	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond
Fund – Class A (with sales charge)	-2.36%	-10.34%	-3.58%	0.77%	1.89%	2.13%
Performance Trust Municipal Bond
Fund – Class A (without sales charge)	-0.12%	-8.29%	-2.84%	1.24%	2.12%	2.36%
Bloomberg Municipal Bond Index	0.66%	-5.10%	-1.60%	1.66%	2.11%	2.16%

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on February 28, 2013, the inception date for the Class A shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class A shares is 0.73% per the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2023

*  For additional details on allocation of portfolio assets by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST CREDIT FUND (PTCRX)

Performance Trust Credit Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

Returns—For the Periods Ended February 28, 2023 (Unaudited)

	SIX		ANNUALIZED
	MONTHS	ONE	SINCE INCEPTION
	(NOT ANNUALIZED)	YEAR	(DECEMBER 31, 2020)(1)
Performance Trust Credit Fund – Institutional Class	0.67%	-6.65%	-2.52%
Bloomberg U.S. Aggregate Bond Index	-2.13%	-9.72%	-6.74%

(1)	The Performance Trust Credit Fund (the “Fund”) commenced investment operations on January 4, 2021.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on December 31, 2020, the inception date for Institutional Class shares of the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets of the Fund. This agreement is effective at least through December 31, 2023.

The net expense ratio for Institutional Class shares is 0.99% per the prospectus dated December 29, 2022. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND (PTCRX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2023

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

(This Page Intentionally Left Blank.)

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2023 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Assets
Investments, at value (cost $5,825,421,473,
$610,975,263 and $96,368,644, respectively)	$5,079,906,254	$598,394,613	$92,270,304
Dividend and interest receivable	46,598,975	6,634,238	786,934
Receivable for investments sold	18,869	94,585	141,560
Receivable for fund shares sold	15,238,424	924,760	156,028
Other assets	150,877	32,959	16,247
Total Assets	5,141,913,399	606,081,155	93,371,073

Liabilities
Payable for investments purchased	22,739,311	6,011,265	1,086,045
Payable for fund shares redeemed	7,989,408	498,535	5,000
Payable to adviser	1,657,551	136,195	28,387
Payable to affiliates	435,990	62,796	6,342
Payable for distribution fees	28,969	6,940	—
Payable for shareholder servicing fees	15,778	—	—
Accrued expenses and other liabilities	311,980	17,459	9,576
Total Liabilities	33,178,987	6,733,190	1,135,350

Net Assets	5,108,734,412	599,347,965	92,235,723

Net Assets Consist Of:
Paid-in capital	$6,148,245,884	$693,450,776	$99,244,747
Total accumulated loss	(1,039,511,472)	(94,102,811)	(7,009,024)
Net Assets	$5,108,734,412	$599,347,965	$92,235,723

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
February 28, 2023 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Strategic Bond Fund, Municipal Bond Fund
and Credit Fund Shares – Institutional Class
Net assets	$5,038,989,588	$564,081,756	$92,235,723
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	260,713,448	25,327,026	10,816,427
Net asset value, redemption
and offering price per share	$19.33	$22.27	$8.53

Strategic Bond Fund and Municipal
Bond Fund Shares – Class A
Net assets	$29,868,513	$35,266,209
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,545,274	1,582,212
Net asset value, redemption
and offering price per share	$19.33	$22.29
Maximum offering price per share
(Net asset value per share divided by 0.9775)(1)	$19.77	$22.80

Strategic Bond Fund Shares – Class C
Net assets	$39,876,311
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,071,242
Net asset value, redemption
and offering price per share	$19.25

(1)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES – 4.54%

American Credit Acceptance
Receivables Trust
2023-1, 5.450%, 09/14/2026 (a)	$10,150,000	$10,140,282
2022-3, 4.550%, 10/13/2026 (a)	1,015,000	1,000,342
2022-4, 6.750%, 10/13/2026 (a)	1,500,000	1,518,454
2021-4, 1.320%, 02/14/2028 (a)	1,085,000	1,054,054
2022-2, 4.410%, 06/13/2028 (a)	9,000,000	8,834,951
2022-3, 4.860%, 10/13/2028 (a)	5,000,000	4,882,055
2022-4, 7.860%, 02/15/2029 (a)	4,030,000	4,166,993

CarMax Auto Owner Trust
2023-1, 5.230%, 01/15/2026	3,250,000	3,241,604

Exeter Automobile
Receivables Trust
2022-5A, 5.430%, 04/15/2026	5,000,000	4,979,860
2023-1A, 5.580%, 04/15/2026	4,500,000	4,503,915
2022-2A, 3.650%, 10/15/2026	20,000,000	19,658,634
2022-5A, 5.970%, 03/15/2027	5,000,000	5,010,063
2022-6A, 6.030%, 08/16/2027	10,000,000	10,035,355
2022-5A, 6.510%, 12/15/2027	5,060,000	5,122,316
2022-6A, 6.320%, 05/15/2028	5,000,000	5,056,601
2021-2A, 2.900%, 07/17/2028 (a)	1,500,000	1,319,306
2022-4A, 4.920%, 12/15/2028	4,000,000	3,916,403

First Investors Auto Owner Trust
2021-1A, 1.170%, 03/15/2027 (a)	1,795,000	1,696,716
2022-1A, 3.130%, 05/15/2028 (a)	5,000,000	4,665,999

Flagship Credit Auto Trust
2023-1, 5.380%, 12/15/2026 (a)	5,000,000	4,992,507
2022-3, 4.550%, 04/15/2027 (a)	10,000,000	9,852,182

GLS Auto Receivables Issuer Trust
2022-2A, 4.700%, 09/15/2026 (a)	5,000,000	4,917,915
2022-3A, 4.920%, 01/15/2027 (a)	3,000,000	2,953,099
2021-4A, 1.940%, 10/15/2027 (a)	8,650,000	8,055,372

Honda Auto Receivables
Owner Trust
2022-2, 3.810%, 03/18/2025	4,225,000	4,186,611

New Residential Advance
Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,655,801
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,287,773

Santander Drive Auto
Receivables Trust
2023-1, 5.360%, 05/15/2026	9,500,000	9,484,204
2022-4, 4.140%, 02/16/2027	7,807,000	7,704,626
2022-2, 3.440%, 09/15/2027	10,000,000	9,685,133
2022-7, 5.950%, 01/17/2028	10,000,000	10,095,819
2022-5, 4.740%, 10/16/2028	7,500,000	7,327,920
2022-7, 6.690%, 03/17/2031	9,000,000	9,273,361

Toyota Auto Receivables
Owner Trust
2023-A, 5.050%, 01/15/2026	5,000,000	4,990,064

Westlake Automobile
Receivables Trust
2022-2A, 3.750%, 04/15/2026 (a)	4,850,000	4,747,473
2022-1A, 2.750%, 03/15/2027 (a)	2,645,000	2,558,259
2022-1A, 3.110%, 03/15/2027 (a)	5,000,000	4,787,914
2022-3A, 6.440%, 12/15/2027 (a)	5,000,000	5,045,462
2023-1A, 5.410%, 01/18/2028 (a)	3,750,000	3,721,224
2023-1A, 5.740%, 08/15/2028 (a)	3,000,000	2,993,139

World Omni Auto
Receivables Trust
2023-A, 5.180%, 07/15/2026	7,800,000	7,790,209
TOTAL ASSET BACKED
SECURITIES (Cost $233,430,886)		231,909,970

COLLATERALIZED LOAN
OBLIGATIONS – 6.56%

Apidos CLO XII
2013-12A, 7.392% (3 Month LIBOR USD + 2.600%), 04/15/2031 (a)(b)(c)

	3,195,000	2,955,560
2013-12A, 10.192% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)

	6,150,000	5,273,127

Apidos CLO XV
2013-15A, 6.658% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)

	5,000,000	4,755,750
2013-15A, 10.508% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)

	3,843,000	3,354,159

Apidos CLO XX
2015-20A, 10.492% (3 Month LIBOR USD + 5.700%), 07/16/2031 (a)(b)(c)

	1,750,000	1,523,968

Apidos CLO XXIV
2016-24A, 10.608% (3 Month LIBOR USD + 5.800%), 10/20/2030 (a)(b)(c)

	2,550,000	2,205,880

Apidos CLO XXIX
2018-29A, 6.718% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)

	7,600,000	7,227,091
2018-29A, 7.568% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)

	6,250,000	5,786,537

Apidos CLO XXVIII
2017-28A, 5.958% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)

	2,000,000	1,959,484

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Apidos CLO XXX
XXXA, 6.795% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)

	$3,600,000	$3,441,355

Apidos CLO XXXI
2019-31A, 11.392% (3 Month LIBOR USD + 6.600%), 04/15/2031 (a)(b)(c)

	4,400,000	4,014,996

Ares XLII CLO Ltd.
2017-42A, 8.265% (3 Month LIBOR USD + 3.450%), 01/22/2028 (a)(b)(c)

	5,000,000	4,803,475

Ares XLVI CLO Ltd.
2017-46A, 3.570%, 01/15/2030 (a)(c)
	3,600,000	3,267,169
2017-46A, 6.492% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)

	1,436,843	1,362,048

Ares XLVII CLO Ltd.
2018-47A, 7.492% (3 Month LIBOR USD + 2.700%), 04/15/2030 (a)(b)(c)

	1,915,000	1,715,197

Ares XXXIR CLO Ltd.
2014-31RA, 6.528% (3 Month LIBOR USD + 1.600%), 05/24/2030 (a)(b)(c)

	3,000,000	2,929,944

Ares XXXIX CLO Ltd.
2016-39A, 8.145% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)

	7,335,000	6,689,197

Ares XXXVIII CLO Ltd.
2015-38A, 7.308% (3 Month LIBOR USD + 2.500%), 04/20/2030 (a)(b)(c)

	7,450,000	6,708,837

BCRED MML CLO, LLC
2022-1A, 7.389% (TSFR3M + 2.750%), 04/20/2035 (a)(b)

	2,000,000	1,924,478

BlueMountain CLO Ltd.
2018-1A, 6.502% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)

	6,996,770	6,817,821
2014-2A, 6.558% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)

	5,500,000	5,374,583

Burnham Park CLO Ltd.
2016-1A, 6.958% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)

	5,250,000	5,078,834

Buttermilk Park CLO Ltd.
2018-1A, 7.892% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)

	1,000,000	922,017

Catskill Park CLO Ltd.
2017-1A, 8.508% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)

	3,500,000	3,351,169
2017-1A, 10.808% (3 Month LIBOR USD + 6.000%), 04/20/2029 (a)(b)(c)

	1,250,000	1,071,685

Chenango Park CLO Ltd.
2018-1A, 7.792% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)

	1,000,000	909,945

CIFC Funding Ltd.
2017-3A, 6.608% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)

	2,100,000	2,062,582
2018-1A, 6.545% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)

	3,750,000	3,573,431

Fillmore Park CLO Ltd.
2018-1A, 10.192% (3 Month LIBOR USD + 5.400%), 07/15/2030 (a)(b)(c)

	1,000,000	889,054

Gilbert Park CLO Ltd.
2017-1A, 7.742% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)

	8,475,000	7,969,289
2017-1A, 11.192% (3 Month LIBOR USD + 6.400%), 10/15/2030 (a)(b)(c)

	1,250,000	1,092,021

Goldentree Loan Management
US CLO 2 Ltd.
2017-2A, 9.508% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)

	6,561,000	5,809,457

Goldentree Loan Management
US CLO 4 Ltd.
2019-4A, 9.566% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)

	8,000,000	6,982,112

Goldentree Loan Management
US CLO 5 Ltd.
2019-5A, 7.958% (3 Month LIBOR USD + 3.150%), 10/20/2032 (a)(b)(c)

	2,500,000	2,371,923
2019-5A, 9.658% (3 Month LIBOR USD + 4.850%), 10/20/2032 (a)(b)(c)

	7,500,000	6,555,585

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Goldentree Loan
Opportunities X Ltd.
2015-10A, 7.858% (3 Month LIBOR USD + 3.050%), 07/20/2031 (a)(b)(c)

	$4,000,000	$3,834,640

Goldentree Loan
Opportunities XI Ltd.
2015-11A, 7.195% (3 Month LIBOR USD + 2.400%), 01/18/2031 (a)(b)(c)

	2,250,000	2,140,936
2015-11A, 10.195% (3 Month LIBOR USD + 5.400%), 01/18/2031 (a)(b)(c)

	3,750,000	3,397,294

GoldentTree Loan Management
US CLO 1 Ltd.
2021-9A, 9.558% (3 Month LIBOR USD + 4.750%), 01/20/2033 (a)(b)(c)

	6,500,000	5,682,976

Golub Capital BDC 3 CLO 1, LLC
2021-1A, 7.592% (3 Month LIBOR USD + 2.800%), 04/15/2033 (a)(b)(c)

	7,000,000	6,792,779

Grippen Park CLO Ltd.
2017-1A, 8.108% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)

	7,550,000	7,209,261
2017-1A, 10.508% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)

	1,150,000	1,013,747

Jay Park CLO Ltd.
2016-1A, 7.458% (3 Month LIBOR USD + 2.650%), 10/20/2027 (a)(b)(c)

	1,124,000	1,081,328

LCM 26 Ltd.
26A, 7.308% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)

	1,000,000	846,890
26A, 10.108% (3 Month LIBOR USD + 5.300%), 01/20/2031 (a)(b)(c)

	4,000,000	3,039,132

LCM 29 Ltd.
29A, 6.392% (3 Month LIBOR USD + 1.600%), 04/15/2031 (a)(b)(c)

	4,750,000	4,607,804

LCM 34 Ltd.
34A, 11.348% (3 Month LIBOR USD + 6.540%), 10/20/2034 (a)(b)(c)

	3,250,000	2,838,644

LCM 35 Ltd.
35A, 11.402% (3 Month LIBOR USD + 6.610%), 10/15/2034 (a)(b)(c)

	4,750,000	4,077,880

LCM 36 Ltd.
36A, 11.502% (3 Month LIBOR USD + 6.710%), 01/15/2034 (a)(b)(c)

	6,000,000	5,170,878

LCM Loan Income Fund I
Income Note Issuer Ltd.
27A, 6.742% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)

	2,700,000	2,509,221
27A, 7.742% (3 Month LIBOR USD + 2.950%), 07/16/2031 (a)(b)(c)

	4,000,000	3,437,088
27A, 10.392% (3 Month LIBOR USD + 5.600%), 07/16/2031 (a)(b)(c)

	2,000,000	1,509,298

LCM XIV LP
14A, 6.388% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)

	10,800,000	10,463,386
14A, 6.658% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)

	6,000,000	5,550,606
14A, 10.308% (3 Month LIBOR USD + 5.500%), 07/20/2031 (a)(b)(c)

	1,000,000	699,461

LCM XV LP
15A, 8.508% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)

	9,000,000	8,039,133

LCM XVI LP
16A, 6.542% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)

	4,000,000	3,915,572
16A, 6.942% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)

	5,100,000	4,782,622
16A, 11.172% (3 Month LIBOR USD + 6.380%), 10/15/2031 (a)(b)(c)

	1,600,000	1,300,016

LCM XVII LP
17A, 10.792% (3 Month LIBOR USD + 6.000%), 10/15/2031 (a)(b)(c)

	1,000,000	733,566

LCM XVIII LP
19A, 6.542% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)

	2,750,000	2,745,471
19A, 7.492% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)

	4,000,000	3,985,888
18A, 10.758% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)

	5,300,000	4,005,692

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

LCM XXII Ltd.
22A, 7.608% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)

	$2,000,000	$1,768,966

LCM XXV Ltd.
25A, 8.258% (3 Month LIBOR USD + 3.450%), 07/20/2030 (a)(b)(c)

	4,000,000	3,463,324

Long Point Park CLO Ltd.
2017-1A, 7.192% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)

	4,000,000	3,565,472
2017-1A, 10.392% (3 Month LIBOR USD + 5.600%), 01/17/2030 (a)(b)(c)

	2,000,000	1,670,816

Magnetite VIII Ltd.
2014-8A, 7.692% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)

	10,150,000	9,811,772

Magnetite XII Ltd.
2015-12A, 10.472% (3 Month LIBOR USD + 5.680%), 10/15/2031 (a)(b)(c)

	8,923,000	8,212,747

Magnetite XIV-R Ltd.
2015-14RA, 7.645% (3 Month LIBOR USD + 2.850%), 10/18/2031 (a)(b)(c)

	1,500,000	1,441,197

Magnetite XV Ltd.
2015-15A, 7.671% (TSFR3M + 3.012%), 07/25/2031 (a)(b)(c)

	2,000,000	1,919,542
2015-15A, 10.121% (TSFR3M + 5.462%), 07/25/2031 (a)(b)(c)

	4,000,000	3,562,640

Magnetite XVIII Ltd.
2016-18A, 7.564% (3 Month LIBOR USD + 2.700%), 11/15/2028 (a)(b)(c)

	10,315,000	9,929,353

Magnetite XXIII Ltd.
2019-23A, 11.118% (3 Month LIBOR USD + 6.300%), 01/25/2035 (a)(b)(c)

	2,750,000	2,555,773

Magnetite XXVII Ltd.
2020-27A, 10.808% (3 Month LIBOR USD + 6.000%), 10/20/2034 (a)(b)(c)

	5,250,000	4,858,035

Magnetite XXVIII Ltd.
2020-28A, 10.958% (3 Month LIBOR USD + 6.150%), 01/20/2035 (a)(b)(c)

	2,250,000	2,090,594

Magnetite XXX Ltd.
2021-30A, 11.018% (3 Month LIBOR USD + 6.200%),

10/25/2034 (a)(b)(c)	4,100,000	3,815,636

Magnetite XXXIV Ltd.
2023-34A, 10.355% (TSFR3M + 5.200%), 04/20/2036 (a)(b)(c)

	2,950,000	2,950,000

Mountain View CLO XV Ltd.
2019-2A, 6.692% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)

	3,000,000	2,974,656

Neuberger Berman Loan
Advisers CLO 33 Ltd.
2019-33A, 7.692% (3 Month LIBOR USD + 2.900%), 10/16/2033 (a)(b)(c)

	2,000,000	1,891,950

Neuberger Berman Loan
Advisers CLO 35 Ltd.
2019-35A, 8.498% (3 Month LIBOR USD + 3.700%), 01/19/2033 (a)(b)(c)

	7,971,955	7,670,272

Niagara Park CLO Ltd.
2019-1A, 10.742% (3 Month LIBOR USD + 5.950%), 07/17/2032 (a)(b)(c)

	2,000,000	1,821,396

Octagon Investment Partners 26 Ltd.
2016-1A, 6.592% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)

	6,220,000	5,810,450

Webster Park CLO Ltd.
2015-1A, 6.608% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)

	10,300,000	9,650,740
2015-1A, 7.708% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)

	4,800,000	4,398,715

Whetstone Park CLO Ltd.
2021-1A, 2.791%, 01/20/2035 (a)(c)
	1,400,000	1,165,804
TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $354,013,752)		335,140,819

CORPORATE BONDS – 21.00%
Diversified Financial Services – 0.07%
Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)

	4,750,000	3,731,839

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Aerospace & Defense – 0.34%

Howmet Aerospace, Inc.
5.900%, 02/01/2027	$6,826,000	$6,803,171
3.000%, 01/15/2029	12,437,000	10,692,151

Auto Components – 0.14%

Dana, Inc.
4.250%, 09/01/2030	4,500,000	3,639,983
4.500%, 02/15/2032	4,208,000	3,365,390

Automobiles – 0.34%

Thor Industries, Inc.
4.000%, 10/15/2029 (a)	9,340,000	7,536,863

Volkswagen Group of America
Finance, LLC
3.750%, 05/13/2030 (a)	10,000,000	8,989,668

Winnebago Industries, Inc.
6.250%, 07/15/2028 (a)	1,000,000	950,902

Banks – 7.07%

Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then
TSFR3M + 1.860%,
12/15/2031 (b)	8,000,000	6,567,486

Australia & New Zealand
Banking Group Ltd.
6.742%, 12/08/2032 (a)(c)	7,000,000	7,235,775

Bank of America Corp.
2.087% to 05/14/2029 then
SOFR + 1.060%, 06/14/2029 (b)	12,000,000	10,099,072
2.651% to 03/11/31 then
SOFR + 1.220%, 03/11/2032 (b)	10,000,000	8,120,874

Bank of Montreal
3.088% (5 Year CMT Rate +
1.400%), 01/10/2037 (b)(c)	15,000,000	11,809,081

Bank of Nova Scotia
4.850%, 02/01/2030 (c)	10,000,000	9,697,588

Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then
3 Month LIBOR USD + 2.255%,
06/01/2028 (b)(c)	3,000,000	2,986,133
5.250% to 06/15/2025 then
TSFR3M + 5.060%,
06/15/2030 (b)(c)	5,000,000	4,815,994

Bank OZK
2.750% to 10/01/2026 then
TSFR3M + 2.090%,
10/01/2031 (b)	13,175,000	11,250,378

Banner Corp.
5.000% to 06/30/2025 then
TSFR3M + 4.890%,
06/30/2030 (b)	8,000,000	7,474,563

Barclays PLC
6.125% (5 Year CMT Rate +
5.867%), 09/15/2166 (b)(c)(d)	15,050,000	14,195,912

Central Pacific Financial Corp.
4.750% to 11/01/2025 then
TSFR3M + 4.560%,
11/01/2030 (b)	5,000,000	4,599,423

Citigroup, Inc.
3.980% (3 Month LIBOR USD +
1.338%), 03/20/2030 (b)	12,128,000	11,069,242

CNB Financial Corp.
3.250% to 6/15/2026 then
TSFR3M + 2.580%,
06/15/2031 (a)(b)	2,000,000	1,731,940

Deutsche Bank AG
7.079% to 11/10/2032 then
SOFR + 3.650%,
02/10/2034 (b)(c)	3,000,000	2,916,492

First Busey Corp.
5.250% to 06/01/2025 then
TSFR3M + 5.110%,
06/01/2030 (b)	4,000,000	3,799,832
7.079% to 11/10/2032 then
TSFR3M + 2.520%,
02/10/2034 (b)	2,000,000	1,803,538

First Financial Bancorp.
5.250% to 05/15/2025 then
TSFR3M + 5.090%,
05/15/2030 (b)	4,000,000	3,831,526

First Foundation, Inc.
3.500% to 02/01/2027 then
SOFR + 2.040%, 02/01/2032 (b)	9,500,000	8,019,236

First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then
TSFR3M + 5.180%,
05/15/2030 (b)	5,000,000	4,691,296

First Mid Bancshares, Inc.
3.950% to 10/15/2025 then
TSFR3M + 3.830%,
10/15/2030 (b)	5,300,000	4,783,059

First Midwest Bancorp, Inc.
5.875%, 09/29/2026	7,515,000	7,530,950

Firstbank
4.500% to 09/01/2030 then
SOFR + 4.390%, 09/01/2030 (b)	8,000,000	7,350,892

First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	1,792,000	1,838,299

Flushing Financial Corp.
3.125% to 12/01/2026 then
TSFR3M + 2.035%,
12/01/2031 (b)	5,000,000	4,223,162

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Great Southern Bank
5.500% to 06/15/2025 then
TSFR3M + 5.325%,
06/15/2030 (b)	$4,750,000	$4,491,138

Heartland Financial USA, Inc.
2.750% to 09/15/2026 then
TSFR3M + 2.100%,
09/15/2031 (b)	6,000,000	5,160,835

Hilltop Holdings, Inc.
6.125% to 05/15/2030 then
TSFR3M + 5.800%,
05/15/2035 (b)	9,000,000	8,550,504

Home BancShares, Inc.
3.125% to 01/30/2027 then
TSFR3M + 1.820%,
01/30/2032 (b)	8,000,000	6,597,575

Huntington National Bank
5.500% to 05/06/2030 then
3 Month LIBOR USD + 5.090%,
05/06/2030 (b)	9,250,000	8,991,891

Independent Bank Group, Inc.
4.000% to 09/15/2025 then
SOFR + 3.885%, 09/15/2030 (b)	7,000,000	6,599,999

JPMorgan Chase & Co.
2.069% to 06/01/2028 then
SOFR + 1.015%, 06/01/2029 (b)	5,000,000	4,217,595
2.963% to 01/25/2032 then
SOFR + 1.260%, 01/25/2033(b)	10,000,000	8,235,775

Mercantile Bank Corp.
3.250% to 01/30/2027 then
SOFR + 2.120%, 01/30/2032(b)	7,000,000	5,863,962

National Australia Bank Ltd.
3.347% (5 Year CMT Rate +
1.700%), 01/12/2037 (a)(b)(c)	9,500,000	7,590,480

NBT Bancorp, Inc.
5.000% to 07/01/2025 then
TSFR3M + 4.850%,
07/01/2030 (b)	7,500,000	7,005,883

NexBank Capital, Inc.
4.000% to 08/15/2026 then
TSFR3M + 3.390%,
08/15/2031 (a)(b)	6,500,000	5,718,388

OceanFirst Financial Corp.
5.250% to 05/15/2025 then
TSFR3M + 5.095%,
05/15/2030 (b)	5,000,000	4,729,298

Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then
3 Month LIBOR USD + 2.500%,
05/15/2029 (b)	3,500,000	3,416,486
5.375% to 06/15/2025 then
TSFR3M + 5.170%,
06/15/2030 (b)	5,410,000	5,137,796

Park National Corp.
4.500% to 09/01/2025 then
TSFR3M + 4.390%,
09/01/2030 (b)	15,100,000	13,874,808

Peapack-Gladstone
Financial Corp.
3.500% to 12/30/2025 then
TSFR3M + 3.260%,
12/30/2030 (b)	7,500,000	6,632,750

RBB Bancorp
4.000% to 04/01/2026 then
TSFR3M + 3.290%,
04/01/2031 (b)	5,450,000	4,856,756

Renasant Corp.
3.000% to 12/01/2026 then
TSFR3M + 1.910%,
12/01/2031 (b)	5,000,000	4,248,689
4.500% to 09/15/2030 then
TSFR3M + 4.025%,
09/15/2035 (b)	9,000,000	7,452,813

Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then
3 Month LIBOR USD + 2.882%,
11/15/2029 (b)	5,500,000	5,171,730

Southside Bancshares, Inc.
3.875% to 11/15/2025 then
TSFR3M + 3.660%,
11/15/2030 (b)	8,000,000	7,182,176

Summit Financial Group, Inc.
3.250% to 12/01/2026 then
TSFR3M + 2.300%,
12/01/2031(b)	4,000,000	3,394,829

Synovus Financial Corp.
5.900% (5 Year Swap Rate USD +
3.379%), 02/07/2029 (b)	4,000,000	3,945,800

Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate +
3.150%), 05/06/2031 (b)	10,942,000	9,835,845

Texas Capital Bank, NA
5.250%, 01/31/2026	5,000,000	4,753,767

Towne Bank
3.125% to 02/15/2027 then
TSFR3M + 1.680%,
02/15/2032 (b)	4,000,000	3,319,190

Trustmark Corp.
3.625% to 12/01/2025 then
TSFR3M + 3.387%,
12/01/2030 (b)	6,500,000	5,897,364

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

UMB Financial Corp.
3.700% (5 Year CMT Rate +
3.437%), 09/17/2030 (b)	$5,000,000	$4,565,712

Webster Financial Corp.
4.100%, 03/25/2029	1,380,000	1,261,658

Western Alliance Bancorp.
3.000% to 06/15/2026 then
TSFR3M + 2.250%,
06/15/2031 (b)	5,900,000	5,138,646

Western Alliance Bank
5.250% to 06/01/2025 then
TSFR3M + 5.120%,
06/01/2030 (b)	7,500,000	7,247,291

WSFS Financial Corp.
6.819% (3 Month LIBOR USD +
0.000%), 12/15/2027 (b)	3,500,000	3,465,404
2.750% to 12/15/2025 then
SOFR + 2.485%, 12/15/2030 (b)	4,470,000	3,935,936

Building Products – 0.46%

Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	4,750,000	3,992,525
6.375%, 06/15/2032 (a)	2,000,000	1,922,417

Masonite International Corp.
5.375%, 02/01/2028 (a)(c)	500,000	469,488
3.500%, 02/15/2030 (a)(c)	10,536,000	8,580,013

TopBuild Corp.
3.625%, 03/15/2029 (a)	8,815,000	7,355,960
4.125%, 02/15/2032 (a)	1,565,000	1,286,515

Capital Markets – 0.81%

Ares Capital Corp.
3.200%, 11/15/2031	15,000,000	11,433,333

Blackstone Holdings
Finance Co., LLC
1.625%, 08/05/2028 (a)	15,000,000	12,340,149

Brookfield Corp.
7.375%, 03/01/2033 (c)	3,000,000	3,244,111

MSCI, Inc.
3.625%, 11/01/2031 (a)	7,500,000	6,278,962

UBS Group AG
2.746% (1 Year CMT Rate +
1.100%), 02/11/2033 (a)(b)(c)	10,000,000	7,855,627

Chemicals – 0.44%

Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	13,244,000	11,031,391

Eastman Chemical Co.
5.750%, 03/08/2033	5,000,000	4,973,698

Scotts Miracle-Gro Co.
4.375%, 02/01/2032	6,828,000	5,581,207

Valvoline, Inc.
3.625%, 06/15/2031 (a)	795,000	641,148

Commercial Services &
Supplies – 0.34%

Central Storage Safety
Project Trust
4.823%, 02/01/2038 (a)(e)	6,175,680	5,576,541

Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	6,446,011

Wildflower Improvement
Association
6.625%, 03/01/2031 (a)(e)	5,527,867	5,250,201

Consumer Finance – 0.44%

Ally Financial, Inc.
6.700%, 02/14/2033	10,000,000	9,501,463

OneMain Finance Corp.
3.500%, 01/15/2027	5,000,000	4,204,304
5.375%, 11/15/2029	10,603,000	8,943,843

Containers & Packaging – 0.45%

AptarGroup, Inc.
3.600%, 03/15/2032	10,000,000	8,431,305

Ball Corp.
2.875%, 08/15/2030	10,937,000	8,741,397
3.125%, 09/15/2031	1,490,000	1,194,704

Graphic Packaging
International, LLC
3.500%, 03/15/2028 (a)	1,058,000	926,618
3.750%, 02/01/2030 (a)	4,433,000	3,782,346

Diversified Consumer
Services – 0.62%

Liberty University, Inc.
3.338%, 03/01/2034	10,000,000	8,546,724

Nature Conservancy
1.711%, 07/01/2031	1,250,000	982,261
1.811%, 07/01/2032	1,150,000	881,372
1.861%, 07/01/2033	532,000	395,873

Service Corp. International
3.375%, 08/15/2030	12,676,000	10,311,419
4.000%, 05/15/2031	8,375,000	7,082,821

United Jewish Appeal-Federation
of Jewish Philanthropies of
New York, Inc.
2.145%, 02/01/2031	4,565,000	3,716,330

Diversified Financial
Services – 0.37%

American AGcredit FLCA
3.375% to 06/15/2031 then
SOFR + 2.120%,
06/15/2036 (a)(b)	10,000,000	7,947,437

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Compeer Financial FLCA
2.750% to 06/01/2026 then
SOFR + 2.030%,
06/01/2031 (a)(b)	$5,000,000	$4,375,452

Enterprise Community
Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	4,946,812
4.152%, 11/01/2028	1,660,000	1,542,229

Diversified Telecommunication
Services – 0.17%

Verizon Communications, Inc.
4.500%, 08/10/2033	9,180,000	8,530,404

Electrical Equipment – 0.24%

Regal Rexnord Corp.
6.300%, 02/15/2030 (a)	4,676,000	4,572,145

Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	5,446,000	4,823,496
3.750%, 02/15/2031 (a)	3,255,000	2,716,525

Electronic Equipment, Instruments
& Components – 0.44%

CDW Finance Corp.
3.276%, 12/01/2028	3,030,000	2,616,460
3.250%, 02/15/2029	17,218,000	14,523,490

Corning, Inc.
5.750%, 08/15/2040	5,107,000	5,168,907

Equity Real Estate Investment
Trusts (REITs) – 0.30%

American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	10,000,000	7,736,169

Simon Property Group LP
6.750%, 02/01/2040	6,738,000	7,498,834

Healthcare Providers &
Services – 1.65%

Baptist Health South Florida, Inc.
4.342%, 11/15/2041	14,760,000	12,618,935

Centene Corp.
2.450%, 07/15/2028	16,390,000	13,749,899
3.000%, 10/15/2030	5,965,000	4,869,904

CHRISTUS Health
4.341%, 07/01/2028	13,170,000	12,578,242

CommonSpirit Health
2.782%, 10/01/2030	10,000,000	8,377,083
3.817%, 10/01/2049	1,800,000	1,355,816

Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	7,038,451

HumanGood California
Obligated Group
3.000%, 10/01/2028	5,850,000	5,430,599

Northwell Healthcare, Inc.
3.391%, 11/01/2027	4,652,000	4,235,344

Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	788,483

Penn State Health
3.806%, 11/01/2049	5,920,000	4,213,003

Sutter Health
3.161%, 08/15/2040	2,766,000	2,073,480

Toledo Hospital
6.015%, 11/15/2048	6,980,000	6,727,913

Hotels, Restaurants & Leisure – 0.23%

Papa John’s International, Inc.
3.875%, 09/15/2029 (a)	6,174,000	5,162,606

Station Casinos, LLC
4.625%, 12/01/2031 (a)	2,000,000	1,631,260

YMCA of Greater New York
2.303%, 08/01/2026	5,730,000	5,084,790

Household Durables – 0.60%

Ashton Woods USA, LLC
4.625%, 04/01/2030 (a)	5,746,000	4,631,404

KB Home
4.800%, 11/15/2029	7,722,000	6,745,900
7.250%, 07/15/2030	1,000,000	979,501

M/I Homes, Inc.
3.950%, 02/15/2030	7,916,000	6,427,059

Meritage Homes Corp.
3.875%, 04/15/2029 (a)	6,950,000	6,036,145

Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	7,541,000	6,085,587

Industrials – 0.07%

Leidos, Inc.
4.375%, 05/15/2030	3,810,000	3,489,381

Information Technology – 0.32%

Dell International LLC
8.100%, 07/15/2036	14,660,000	16,355,234

Insurance – 0.19%

Pacific Life Global Funding II
2.450%, 01/11/2032 (a)	4,000,000	3,180,286

RGA Global Funding
2.700%, 01/18/2029 (a)	7,750,000	6,621,497

Machinery – 0.22%

Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	13,782,000	11,456,839

Management, Scientific, and
Technical Consulting Services – 0.06%

Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (a)	3,530,000	3,100,011

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Media – 0.61%

CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	$11,912,000	$9,674,331
4.250%, 01/15/2034 (a)	12,500,000	9,369,469

Sirius XM Radio, Inc.
3.875%, 09/01/2031 (a)	15,874,000	12,356,480

Mortgage Real Estate Investment
Trusts (REITs) – 0.24%

Arbor Realty SR, Inc.
5.000%, 12/30/2028 (a)	5,000,000	4,151,568

Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,765,462
4.500%, 03/15/2027 (a)	5,000,000	4,179,362

Nondepository Credit
Intermediation – 0.17%

Ford Motor Credit Co LLC
7.350%, 03/06/2030	8,750,000	8,871,362

Other Professional, Scientific, and
Technical Services – 0.07%

Prime Security Services
Borrower LLC
5.750%, 04/15/2026 (a)	3,500,000	3,385,952

Pharmaceuticals – 0.71%

Bristol-Myers Squibb Co.
4.125%, 06/15/2039	13,734,000	12,246,133

Johnson & Johnson
5.850%, 07/15/2038	8,180,000	9,104,962

Wyeth, LLC
5.950%, 04/01/2037	13,738,000	14,722,915

Professional Services – 0.02%

Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	1,220,000	1,084,141

Residential Building
Construction – 0.06%

Ashton Woods USA, LLC
6.625%, 01/15/2028 (a)	3,620,000	3,282,306

Road & Rail – 0.21%

ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	9,316,000	10,503,290

Software – 0.61%

Open Text Corp.
6.900%, 12/01/2027 (a)(c)	1,000,000	1,010,900
3.875%, 12/01/2029 (a)(c)	8,830,000	7,220,467

Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	5,375,000	4,282,316

Oracle Corp.
3.850%, 07/15/2036	10,200,000	8,298,548
6.500%, 04/15/2038	10,000,000	10,419,017

Specialty Retail – 1.05%

Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	6,400,000	5,462,306

AutoNation, Inc.
3.850%, 03/01/2032	7,000,000	5,869,499

Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	17,214,000	14,797,671

Home Depot, Inc.
5.400%, 09/15/2040	5,000,000	5,071,019

Lithia Motors, Inc.
3.875%, 06/01/2029 (a)	10,685,000	8,938,483
4.375%, 01/15/2031 (a)	7,000,000	5,836,495

Penske Automotive Group, Inc.
3.750%, 06/15/2029	8,950,000	7,529,277

Textiles, Apparel & Luxury
Goods – 0.02%

Hanesbrands, Inc.
9.000%, 02/15/2031 (a)	1,000,000	1,012,450

Trading Companies &
Distributors – 0.10%

United Rentals North America, Inc.
3.750%, 01/15/2032	6,300,000	5,294,583

Utilities – 0.56%

Brazos Securitization LLC
5.413%, 09/01/2050 (a)	9,500,000	9,520,910

CoServ Securitization LLC
2022, 5.321%, 02/15/2048 (a)	19,000,000	18,922,109

Wireless Telecommunication
Services – 0.19%

T-Mobile USA, Inc.
2.625%, 02/15/2029	11,689,000	9,953,432
TOTAL CORPORATE BONDS
(Cost $1,217,618,552)		1,072,722,783

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 10.22%

Adjustable Rate Mortgage Trust
2005-3, 3.690%, 07/25/2035 (f)	281,471	275,936
2005-10, 4.038%, 01/25/2036 (f)	5,215,079	4,086,020
2006-2, 3.333%, 05/25/2036 (f)	862,257	751,430

Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (g)	127,195	91,658
2006-J3, 5.750%, 05/25/2026	528,283	495,727
2004-13CB, 6.000%, 07/25/2034	7,286,415	7,198,041
2004-24CB, 6.000%, 11/25/2034	1,392,199	1,376,183
2004-27CB, 6.000%, 12/25/2034	985,764	877,629
2004-28CB, 6.000%, 01/25/2035	300,253	275,919
2005-6CB, 5.750%, 04/25/2035	1,861,043	1,619,403
2005-6CB, 7.500%, 04/25/2035	218,226	203,673

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Alternative Loan Trust (Cont.)
2005-13CB, 5.117%
(1 Month LIBOR USD + 0.500%),
05/25/2035 (b)	$922,665	$755,849
2005-9CB, 5.117%
(1 Month LIBOR USD + 0.500%),
05/25/2035 (b)	1,970,211	1,728,708
2005-9CB, 6.000%, 05/25/2035	7,185,475	3,930,361
2005-21CB, 5.250%, 06/25/2035	2,644,899	2,060,908
2005-21CB, 6.000%, 06/25/2035	1,596,142	1,285,996
2005-J6, 5.117% (1 Month LIBOR USD + 0.500%),

07/25/2035 (b)	2,702,038	2,263,293
2005-20CB, 5.500%, 07/25/2035	995,097	771,706
2005-43, 4.149%, 09/25/2035 (f)	137,933	117,173
2005-63, 3.842%, 11/25/2035 (f)	843,250	719,658
2005-54CB, 5.500%, 11/25/2035	566,369	329,845
2005-J13, 5.500%, 11/25/2035	447,148	318,973
2005-65CB, 0.000%,
12/25/2035 (e)(h)	710,403	323,828
2005-65CB, 5.500%, 01/25/2036	103,949	71,913
2005-75CB, 5.500%, 01/25/2036	1,305,182	939,917
2005-73CB, 5.750%, 01/25/2036	338,805	192,932
2005-86CB, 5.500%, 02/25/2036	957,636	584,083
2005-86CB, 5.500%, 02/25/2036	132,705	80,939
2005-80CB, 6.000%, 02/25/2036	4,363,163	4,106,607
2006-6CB, 5.500%, 05/25/2036	97,162	80,815
2006-12CB, 5.750%
(1 Month LIBOR USD + 5.750%),
05/25/2036 (b)	562,684	299,533
2006-14CB, 6.000%, 06/25/2036	2,414,410	1,372,669
2006-16CB, 6.000%, 06/25/2036	379,621	226,238
2006-16CB, 6.000%, 06/25/2036	995,030	592,993
2006-16CB, 6.000%, 06/25/2036	863,760	514,741
2006-19CB, 5.017%
(1 Month LIBOR USD + 0.400%),
08/25/2036 (b)	660,478	331,465
2006-24CB, 5.750%, 08/25/2036	3,957,236	2,252,296
2006-24CB, 5.750%, 08/25/2036	2,454,825	1,397,186
2006-19CB, 6.000%
(1 Month LIBOR USD + 1.000%),
08/25/2036 (b)	992,833	614,387
2006-19CB, 6.000%, 08/25/2036	222,950	137,725
2006-19CB, 6.000%, 08/25/2036	3,847,956	2,378,989
2006-19CB, 6.000%
(1 Month LIBOR USD + 1.000%),
08/25/2036 (b)	2,518,008	1,557,615
2006-23CB, 6.000%, 08/25/2036	611,912	567,657
2006-23CB, 6.500%, 08/25/2036	5,682,373	2,037,768
2006-J6, 6.000%, 09/25/2036	2,735,644	1,518,649
2006-J6, 6.000%, 09/25/2036	2,030,873	1,127,407
2006-26CB, 6.250%, 09/25/2036	5,554,693	3,094,101
2006-J5, 6.500%, 09/25/2036	1,910,513	1,106,031
2006-J5, 6.500%, 09/25/2036	9,248,957	5,354,391
2006-31CB, 5.750%, 11/25/2036	1,927,276	1,176,313
2006-31CB, 6.000%, 11/25/2036	213,648	133,339
2006-30T1, 6.500%, 11/25/2036	8,390,343	2,832,816
2006-39CB, 6.000%, 01/25/2037	2,402,915	1,974,373
2006-41CB, 6.000%, 01/25/2037	525,623	304,314
2007-2CB, 5.750%, 03/25/2037	5,660,375	3,130,913
2007-4CB, 5.750%, 04/25/2037	1,138,661	960,792
2007-4CB, 5.750%, 04/25/2037	1,513,770	1,277,306
2007-8CB, 5.500%, 05/25/2037	5,809,049	3,296,627
2007-8CB, 6.000%, 05/25/2037	784,908	468,883
2007-J2, 6.000%, 07/25/2037	3,229,453	2,950,780
2008-2R, 6.000%, 08/25/2037 (f)	7,018,686	3,664,979
2007-23CB, 6.000%, 09/25/2037	4,340,087	2,490,436
2007-13, 6.000%, 06/25/2047	2,440,545	1,329,110

American Home Mortgage
Investment Trust
2006-2, 6.250%, 06/25/2036 (i)	2,747,648	473,144

Banc of America Alternative
Loan Trust
2005-11, 5.750%, 12/25/2035	707,273	603,931
2005-11, 5.750%, 12/25/2035	115,303	98,456
2006-2, 6.500%, 03/25/2036	2,838,791	2,287,753
2006-9, 4.906% (1 Month LIBOR USD + 0.400%),

01/25/2037 (b)	908,790	700,416
2006-9, 6.000%, 01/25/2037	185,205	158,986
2006-4, 6.000%, 05/25/2046	918,694	790,738
2006-4, 6.500%, 05/25/2046	562,413	498,336
2006-4, 6.500%, 05/25/2046	2,409,928	2,067,914
2006-5, 6.000%, 06/25/2046	269,427	235,925
2006-6, 6.000%, 07/25/2046	1,049,385	882,263

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	175,492	166,296
2004-1, 6.000%, 02/25/2034	565,891	567,938
2004-1, 6.000%, 03/25/2034	3,321,535	3,341,083
2004-B, 3.937%, 11/20/2034 (f)	1,693,292	1,538,961
2007-4, 5.500%, 11/25/2034	242,468	215,984
2005-3, 5.500%, 06/25/2035	70,813	62,893
2014-R3, 3.245%, 06/26/2035 (a)(f)	2,938,528	2,734,679
2014-R3, 4.138%, 06/26/2035 (a)(f)	1,498,667	1,440,234
2005-4, 5.500%, 08/25/2035	33,240	32,300
2005-5, 5.500%, 09/25/2035	158,255	152,681
2005-5, 5.500%, 09/25/2035	1,446,902	1,398,469
2005-7, 5.500%, 11/25/2035	2,974,294	2,683,321
2005-7, 5.750%, 11/25/2035	3,928	3,870
2005-7, 6.000%, 11/25/2035	19,540	18,981
2005-8, 5.750%, 01/25/2036	1,945,455	1,744,223
2006-B, 3.613%, 03/20/2036 (f)	621,585	515,016
2006-F, 3.699%, 07/20/2036 (f)	6,463,032	5,519,739

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Banc of America Funding Trust (Cont.)
2006-5, 5.750%, 09/25/2036	$328,861	$294,746
2006-7, 6.000%, 09/25/2036	462,071	391,830
2006-I, 3.462%, 12/20/2036 (f)	2,452,294	2,293,094
2006-I, 3.462%, 12/20/2036 (f)	426,565	391,672
2006-I, 3.766%, 12/20/2036 (f)	554,045	532,693
2007-1, 6.189%, 01/25/2037 (i)	699,204	619,855
2007-2, 4.677% (1 Month LIBOR USD + 0.060%),

03/25/2037 (b)	370,923	326,715
2007-3, 5.047% (1 Month LIBOR USD + 0.860%),

04/25/2037 (b)	894,170	791,744
2007-6, 4.897% (1 Month LIBOR USD + 0.280%),

07/25/2037 (b)	4,203,979	3,873,922
2007-6, 4.907% (1 Month LIBOR USD + 0.290%),

07/25/2037 (b)	1,018,564	939,365
2007-5, 5.500%, 07/25/2037	1,365,355	1,073,038
2010-R3, 6.000%, 09/26/2037 (a)(f)	6,493,142	6,193,232
2006-J, 4.416%, 01/20/2047 (f)	115,187	105,569

Banc of America Mortgage Trust
2005-A, 3.902%, 02/25/2035 (f)	1,371,608	1,312,792
2005-F, 3.933%, 07/25/2035 (f)	720,869	654,944
2007-1, 6.000%, 03/25/2037	1,567,800	1,266,887
2006-B, 3.536%, 10/20/2046 (f)	365,834	324,938

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (j)	298,351	173,979

Bear Stearns ALT-A Trust
2006-6, 3.685%, 11/25/2036 (f)	811,187	385,042

Bear Stearns ARM Trust
2004-12, 2.853%, 02/25/2035 (f)	46,098	43,297

Bear Stearns Asset Backed
Securities I Trust
2005-AC5, 5.500% (1 Month LIBOR USD + 1.000%),

08/25/2035 (b)	513,565	344,263
2006-AC4, 4.756% (1 Month LIBOR USD + 0.250%),

07/25/2036 (b)	2,956,855	2,489,056
2006-AC4, 16.726% (1 Month LIBOR USD + 36.250%),

07/25/2036 (b)(e)(j)	683,305	654,706

Chase Funding Trust
2004-1, 5.367% (1 Month LIBOR USD + 0.750%),

09/25/2033 (b)	19,009	18,984

Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	628,667	598,036
2005-S3, 5.500%, 11/25/2035	5,480,099	4,124,390
2005-A1, 3.942%, 12/25/2035 (f)	755,707	696,231
2005-A1, 3.942%, 12/25/2035 (f)	787,856	725,850
2006-S3, 6.000%, 11/25/2036	6,699,065	3,100,145
2006-S4, 6.000%, 12/25/2036	1,226,693	601,677
2006-S4, 6.000%, 12/25/2036	3,958,334	1,941,513
2007-S1, 6.000%, 02/25/2037	4,005,702	1,646,450
2007-S3, 5.750%, 05/25/2037	689,011	294,715
2007-S3, 6.000%, 05/25/2037	2,099,413	938,594
2007-A2, 4.023%, 07/25/2037 (f)	860,013	740,942

ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	293,065	241,481
2006-2, 4.423%, 09/25/2036 (f)	2,385,083	2,119,129
2007-M1, 4.112%, 08/25/2037 (i)	1,384,536	1,178,632

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	19,469	12,518
2003-42, 3.743%, 10/25/2033 (f)	788,797	721,976
2003-44, 5.000%, 10/25/2033	230,000	219,760
2004-4, 5.500%, 05/25/2034	434,389	403,815
2004-14, 4.289%, 08/25/2034 (f)	2,142,936	1,967,545
2004-21, 4.000%, 11/25/2034	511,857	436,498
2004-24, 5.500%, 12/25/2034	2,418,964	2,265,669
2004-J9, 5.500%, 01/25/2035	489,482	477,362
2004-HYB5, 3.915%, 04/20/2035 (f)	577,129	558,105
2005-HYB2, 3.657%, 05/20/2035 (f)	746,100	697,656
2005-13, 5.500%, 06/25/2035	1,666,426	1,024,881
2005-J3, 5.500%, 09/25/2035	55,384	50,493
2005-27, 5.500%, 12/25/2035	958,179	726,181
2005-27, 5.500%, 12/25/2035	508,701	230,392
2005-31, 3.860%, 01/25/2036 (f)	842,917	757,130
2005-30, 5.500%, 01/25/2036	63,454	40,767
2005-HY10, 3.680%, 02/20/2036 (f)	1,511,864	1,268,384
2005-HY10, 3.902%, 02/20/2036 (f)	60,415	48,268
2006-6, 6.000%, 04/25/2036	615,693	339,978
2006-9, 6.000%, 05/25/2036	1,149,015	582,007
2006-J4, 6.250%, 09/25/2036	96,089	39,902
2006-16, 6.500%, 11/25/2036	514,337	202,532
2006-17, 6.000% (1 Month LIBOR USD + 0.550%),

12/25/2036 (b)	2,892,179	1,259,686
2006-17, 6.000%, 12/25/2036	2,138,442	918,432
2006-21, 5.750%, 02/25/2037	1,193,904	589,452
2006-21, 6.000%, 02/25/2037	2,756,887	1,400,193
2006-21, 6.000%, 02/25/2037	629,459	319,696
2007-1, 6.000%, 03/25/2037	1,975,534	1,014,861
2007-5, 5.500%, 05/25/2037	777,903	418,710
2007-5, 5.750%, 05/25/2037	5,537,523	3,043,445
2007-5, 5.750%, 05/25/2037	845,547	464,716
2007-5, 5.750%, 05/25/2037	1,631,604	896,736
2007-10, 6.000%, 07/25/2037	1,778,807	884,604
2007-J2, 6.000%, 07/25/2037	2,956,127	1,247,294
2007-J2, 6.000%, 07/25/2037	190,919	80,555
2007-HY5, 4.029%, 09/25/2037 (f)	1,874,035	1,692,051
2007-HY6, 3.802%, 11/25/2037 (f)	253,089	219,541
2007-HY5, 4.034%, 09/25/2047 (f)	5,336,162	3,920,228

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021 (g)	$50,926	$33,173
2006-1, 6.000%, 02/25/2036	76,700	73,629
2006-3, 5.750%, 06/25/2036	354,155	300,055
2006-3, 6.000%, 06/25/2036	1,242,175	1,067,993
2006-3, 6.250%, 06/25/2036	777,706	678,402
2006-7, 6.000%, 12/25/2036	2,689,481	2,255,085
2007-3, 5.500%, 04/25/2037	36,799	35,088
2007-3, 6.000%, 04/25/2037	471,157	431,357

Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	12,676	11,375
2004-HYB3,
3.706%, 09/25/2034 (f)	461,380	421,923
2005-WF1,
5.830%, 11/25/2034 (i)	2,742,380	2,690,324
2005-1, 3.662%, 04/25/2035 (f)	327,357	301,802
2005-2, 2.881%, 05/25/2035 (f)	359,669	344,429
2005-5, 6.000%, 08/25/2035	1,774,738	1,616,945
2005-7, 2.993%, 09/25/2035 (f)	387,166	331,902
2005-10, 3.821%, 12/25/2035 (f)	1,019,166	664,909
2006-AR7, 4.067%, 11/25/2036 (f)	1,359,852	1,215,371
2007-AR4, 3.987%, 03/25/2037 (f)	1,009,958	879,914

CitiMortgage Alternative
Loan Trust
2006-A2, 5.217% (1 Month LIBOR USD + 0.600%),

05/25/2036 (b)	385,498	339,928
2006-A4, 6.000%, 09/25/2036	968,211	861,934
2007-A1, 6.000%, 01/25/2037	1,460,455	1,299,244
2007-A1, 6.000%, 01/25/2037	2,347,075	2,087,994

Credit Suisse First Boston
Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,698,450	1,357,815

CSFB Mortgage-Backed
Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	141,346	138,178
2005-3, 5.500%, 07/25/2035	377,536	371,680
2005-9, 5.500%, 10/25/2035	526,361	255,273
2005-10, 5.500%, 11/25/2035	422,405	320,619
2005-10, 5.500%, 11/25/2035	1,665,076	1,263,846
2005-10, 6.000%, 11/25/2035	814,813	243,364

CSMC Mortgage-Backed Trust
2006-CF1,
5.500%, 11/25/2035 (a)(i)	2,565,000	2,274,451
2006-1, 5.500%, 02/25/2036	296,803	268,285
2006-1, 5.500%, 02/25/2036	31,333	28,737
2006-2, 5.750%, 03/25/2036	526,984	358,640
2006-2, 6.000%, 03/25/2036	4,174,212	1,871,093
2006-4, 6.000%, 05/25/2036	517,629	305,594
2006-4, 7.000%, 05/25/2036	505,758	79,106
2011-12R, 3.754%, 07/27/2036 (a)(f)
	1,106,792	1,090,824
2006-7, 6.000%, 08/25/2036	708,089	559,516
2007-2, 5.500%, 03/25/2037	1,351,629	760,643
2007-3, 5.500%, 04/25/2037	299,416	246,743
2007-3, 5.500%, 04/25/2037	418,887	345,197
2013-2R, 3.218%, 05/27/2037 (a)(f)
	1,939,833	1,288,773

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-3, 5.117% (1 Month LIBOR USD + 0.500%),

05/25/2035 (b)	915,828	786,121
2005-6, 5.500%, 12/25/2035	1,429,120	1,172,071

Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust
2006-AB4, 4.717% (1 Month LIBOR USD + 0.100%),

10/25/2036 (b)	446,262	377,863

DFC HEL Trust
2001-1, 6.238% (1 Month LIBOR USD + 1.650%),

08/15/2031 (b)	1,430,577	1,381,115

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	434,542	423,808
2003-3, 4.868%, 12/25/2033 (f)	1,318,929	1,231,365

Fannie Mae Connecticut
Avenue Securities
2015-C03, 9.617% (1 Month LIBOR USD + 5.000%),

07/25/2025 (b)	2,443,739	2,556,529
2016-C01, 11.567% (1 Month LIBOR USD + 6.950%),

08/25/2028 (b)	1,195,020	1,266,489
2017-C05, 8.217% (1 Month LIBOR USD + 3.600%),

01/25/2030 (b)	6,599,636	6,877,199
2018-C03, 8.367% (1 Month LIBOR USD + 3.750%),

10/25/2030 (b)	5,000,000	5,262,879
2021-R02, 6.484% (SOFR30A +
2.000%), 11/25/2041 (a)(b)	2,250,000	2,161,874

First Horizon Alternative
Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (g)	698	—
2006-FA6, 5.750%, 11/25/2021 (g)	888	649
2004-AA6, 4.748%, 01/25/2035 (f)	272,374	264,021
2004-AA7, 5.281%, 02/25/2035 (f)	781,402	722,332
2005-AA5, 4.800%, 07/25/2035 (f)	1,326,652	1,197,524
2005-AA7, 5.087%, 09/25/2035 (f)	1,387,242	1,198,361
2005-FA8, 5.500%, 11/25/2035	1,189,348	646,093

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

First Horizon Alternative
Mortgage Securities Trust (Cont.)
2006-FA1, 5.750%, 04/25/2036	$1,918,600	$944,760
2006-FA2, 6.000%, 05/25/2036	2,246,598	1,032,405
2006-FA2, 6.000%, 05/25/2036	1,426,032	655,321
2006-FA6, 6.000%, 11/25/2036	954,908	344,027
2006-FA6, 6.250%, 11/25/2036	1,210,405	447,450
2006-FA6, 6.250%, 11/25/2036	6,838,318	3,410,731
2007-AA1, 3.956%, 05/25/2037 (f)	2,317,812	1,635,053
2007-FA4, 6.250%, 08/25/2037	1,818,209	805,042

First Horizon Mortgage
Pass-Through Trust
2005-AR3, 3.888%, 08/25/2035 (f)	1,281,959	1,209,204
2006-AR4, 4.186%, 01/25/2037 (f)	2,312,846	1,463,057
2006-4, 5.750%, 02/25/2037	873,205	231,872
2006-4, 6.000%, 02/25/2037	528,757	146,406
2007-AR1, 3.568%, 05/25/2037 (f)	494,322	215,582
2007-AR2, 3.801%, 08/25/2037 (f)	2,286,111	784,288

Freddie Mac STACR REMIC Trust
2021-HQA1, 6.734% (SOFR30A +
2.250%), 08/25/2033 (a)(b)	5,855,000	5,723,934
2021-DNA5, 7.534% (SOFR30A +
3.050%), 01/25/2034 (a)(b)	7,759,414	7,354,053
2021-DNA7, 6.284% (SOFR30A +
1.800%), 11/25/2041 (a)(b)	7,750,000	7,423,819

Freddie Mac Structured Agency
Credit Risk Debt Notes
2018-DNA2, 8.317%
(1 Month LIBOR USD + 3.700%),
12/25/2030 (a)(b)	5,000,000	5,194,634
2022-DNA1, 6.334% (SOFR30A +
1.850%), 01/25/2042 (a)(b)	6,800,000	6,535,727
2022-DNA1, 6.984% (SOFR30A +
2.500%), 01/25/2042 (a)(b)	9,000,000	8,432,305
2018-HRP2, 8.817%
(1 Month LIBOR USD + 4.200%),
02/25/2047 (a)(b)	10,000,000	10,270,498
2020-DNA5, 9.284% (SOFR30A +
4.800%), 10/25/2050 (a)(b)	10,606,000	11,182,950

GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (i)	2,050,000	1,981,643
2006-15, 6.692%, 09/25/2036 (i)	2,115,268	608,945
2006-18, 6.182%, 11/25/2036 (i)	1,685,411	426,271
2007-7, 4.977% (1 Month LIBOR USD + 0.360%),

07/25/2037 (b)	801,087	753,910

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (g)	47,555	47,413
2003-5F, 3.000%, 08/25/2032	876,541	810,251
2004-15F, 6.000%, 12/25/2034	1,040,663	858,533
2005-1F, 6.000%, 01/25/2035	14,220	12,654
2005-AR4, 3.652%, 07/25/2035 (f)	163,601	151,619
2005-7F, 6.000%, 09/25/2035	18,314	17,592
2005-AR5, 3.759%, 10/25/2035 (f)	552,544	501,426
2005-AR7, 3.740%, 11/25/2035 (f)	406,440	361,181
2006-2F, 5.750%, 02/25/2036	451,212	399,834

HarborView Mortgage Loan Trust
2006-6, 3.964%, 08/19/2036 (f)	2,124,078	1,682,807

Impac CMB Trust
2005-5, 5.117% (1 Month LIBOR USD + 0.250%),

08/25/2035 (b)	420,444	381,783

Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	980,526	941,614
2004-2, 4.812%, 08/25/2034 (i)	119,468	116,170

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.417%, 06/25/2037 (f)	361,961	249,771

IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.272%, 03/25/2037 (f)	310,905	255,698

IndyMac INDX Mortgage Loan Trust
2004-AR4, 3.964%, 08/25/2034 (f)	2,343,750	2,147,660
2004-AR11, 3.136%, 12/25/2034 (f)	914,857	875,444
2005-AR3, 3.071%, 04/25/2035 (f)	868,573	785,806
2005-AR9, 3.602%, 07/25/2035 (f)	2,904,040	1,638,228
2005-AR23, 3.235%, 11/25/2035 (f)	1,018,318	875,758
2005-AR23, 3.422%, 11/25/2035 (f)	615,579	526,746
2005-AR25, 3.335%, 12/25/2035 (f)	1,865,981	1,186,677
2005-AR35, 3.364%, 02/25/2036 (f)	1,153,050	876,850
2006-AR3, 3.310%, 03/25/2036 (f)	5,091,849	3,591,637
2006-AR9, 3.164%, 06/25/2036 (f)	1,618,820	1,269,600
2006-AR25, 3.152%, 09/25/2036 (f)	1,072,260	968,847
2006-AR25, 3.591%, 09/25/2036 (f)	1,951,519	1,321,446
2006-AR31, 3.446%, 11/25/2036 (f)	3,906,057	3,398,216

Jefferies Resecuritization Trust
2009-R1, 3.711%, 11/26/2035 (a)(f)(h)
	559,223	495,207

JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (i)	425,079	405,465

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	46,686	23,569
2007-A3, 3.187%, 05/25/2037 (f)	2,576,537	2,064,646

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,444,988	819,171
2005-2, 5.750%, 12/25/2035	520,672	286,117
2005-3, 0.133% (1 Month LIBOR USD + 4.750%),

01/25/2036 (b)(e)(j)(k)	853,941	65,106
2005-3, 5.117% (1 Month LIBOR USD + 0.500%),

01/25/2036 (b)	853,941	374,301
2006-1, 5.500%, 02/25/2036	361,707	188,513
2006-3, 6.000%, 07/25/2036	3,167,670	1,605,497

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Lehman Mortgage Trust (Cont.)
2006-3, 6.000%, 07/25/2036	$7,003,171	$3,549,485
2007-4, 5.750%, 05/25/2037	1,011,265	508,708
2007-4, 5.750%, 05/25/2037	2,209,615	1,111,527
2007-5, 5.750%, 06/25/2037	1,460,839	1,308,632
2007-5, 6.000%, 06/25/2037	2,316,386	661,399
2007-5, 6.000%, 06/25/2037	6,326,745	1,806,479

MASTR Adjustable Rate
Mortgages Trust
2004-4, 3.662%, 05/25/2034 (f)	84,762	77,996
2005-1, 3.369%, 02/25/2035 (f)	108,129	98,861

MASTR Alternative Loan Trust
2003-5, 5.879%, 08/25/2033 (f)	649,439	405,409
2003-7, 6.250%, 11/25/2033	66,919	67,291
2004-6, 5.500%, 07/25/2034	181,854	171,523
2004-6, 6.000%, 07/25/2034	118,143	113,748
2004-11, 6.500%, 10/25/2034	385,162	376,304
2005-2, 5.500%, 03/25/2035	2,000,000	1,960,655

MASTR Asset Securitization Trust
2002-NC1, 6.717%
(1 Month LIBOR USD + 3.150%),
10/25/2032 (b)	235,783	233,821
2006-1, 5.067% (1 Month LIBOR USD + 0.450%),

05/25/2036 (b)	574,475	87,190

Merrill Lynch Mortgage
Investors Trust
2006-F1, 6.000%, 04/25/2036	1,992,934	1,004,941

Merrill Lynch Mortgage
Investors Trust MLCC
2004-D, 5.997% (6 Month LIBOR
USD + 0.720%), 09/25/2029 (b)	628,624	592,061

Merrill Lynch Mortgage
Investors Trust MLMI
2005-A5, 3.471%, 06/25/2035 (f)	282,421	262,167
2005-A7, 3.910%, 09/25/2035 (f)	3,815,336	3,088,531

Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	776,890	734,943
2005-7, 5.500%, 11/25/2035	323,737	277,313
2006-2, 5.468%, 02/25/2036 (f)	1,312,796	789,326
2006-2, 6.500%, 02/25/2036	886,161	448,630
2006-11, 6.000%, 08/25/2036	1,962,329	931,264
2006-11, 6.000%, 08/25/2036	1,385,596	950,541
2007-8XS, 6.000%, 04/25/2037 (f)	1,310,718	481,885
2007-3XS, 6.263%, 01/25/2047 (i)	6,606,303	2,109,864

Morgan Stanley Reremic Trust
2012-R3, 3.328%, 11/26/2036 (a)(f)	1,947,732	1,537,452

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (i)	22,663	22,193
2005-AR3, 5.688%, 07/25/2035 (f)	668,110	648,852

Nomura Resecuritization Trust
2014-5R, 5.500%, 06/26/2035 (a)(f)
	3,515,761	2,909,099
2011-4RA, 2.768%, 12/26/2036 (a)(f)
	5,520,799	4,883,645

Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	77,209	76,394

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	2,788	2,589

RALI Trust
2006-QS1, 5.750%, 01/25/2036	187,047	145,934
2006-QA1, 5.759%, 01/25/2036 (f)	76,149	84,051
2006-QS9, 5.317%
(1 Month LIBOR USD + 0.700%),
07/25/2036 (b)	1,339,296	920,311
2006-QS13, 6.000%, 09/25/2036	1,997,059	1,558,691
2006-QS17, 6.000%, 12/25/2036	310,487	248,040
2007-QS6, 6.000%, 04/25/2037	2,625,052	2,083,705
2007-QS10, 6.500%, 09/25/2037	285,878	227,622

RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	3,795,168	2,195,235

Renaissance Home Equity Loan Trust
2005-1, 5.516%, 05/25/2035 (i)	100,632	99,979

Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	1,641,866	1,580,550

Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	897,500	766,897
2004-R2, 5.500%, 08/25/2034	1,639,326	1,579,830
2005-A5, 5.500%, 05/25/2035	1,053,622	744,302
2005-A11, 4.850%, 10/25/2035	3,514,488	1,570,638
2005-A11, 5.500%, 10/25/2035	241,863	169,570
2005-A11, 6.000%, 10/25/2035	400,267	210,779
2005-A15, 5.750%, 02/25/2036	3,466,766	1,402,984
2006-A5CB, 6.000%, 06/25/2036	2,279,294	980,689
2006-A10, 1.233% (1 Month LIBOR USD + 5.850%),

09/25/2036 (b)(e)(j)(k)	10,209,584	927,346
2006-A10, 5.267% (1 Month LIBOR USD + 0.650%),

09/25/2036 (b)	10,209,584	2,681,055
2006-A15, 1.033% (1 Month LIBOR USD + 5.650%),

01/25/2037 (b)(e)(j)(k)	16,544,919	1,647,905
2006-A15, 5.217% (1 Month LIBOR USD + 0.600%),

01/25/2037 (b)	16,544,919	4,466,352

RFMSI Trust
2005-SA4, 3.940%, 09/25/2035 (f)	1,657,068	1,031,616
2005-SA4, 4.195%, 09/25/2035 (f)	22,494	21,793
2005-SA4, 4.287%, 09/25/2035 (f)	1,254,595	817,106

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

RFMSI Trust (Cont.)
2006-S3, 5.500%, 03/25/2036	$1,933,337	$1,564,156
2006-S4, 6.000%, 04/25/2036	1,831,969	1,501,558
2006-S5, 6.000%, 06/25/2036	172,795	144,942
2006-S5, 6.000%, 06/25/2036	355,708	298,371
2006-S5, 6.000%, 06/25/2036	1,490,689	1,250,402
2006-S5, 6.000%, 06/25/2036	185,266	152,730
2006-S6, 6.000%, 07/25/2036	104,934	86,354
2006-S6, 6.000%, 07/25/2036	540,221	444,567
2006-S7, 6.250%, 08/25/2036	1,164,428	985,681
2006-S7, 6.500%, 08/25/2036	696,166	590,692
2006-S9, 5.750%, 09/25/2036	1,415,581	1,108,909
2007-S1, 6.000%, 01/25/2037	468,031	373,511
2007-S7, 6.000%, 07/25/2037	1,492,773	1,156,668

Specialty Underwriting &
Residential Finance Trust
2006-BC2, 3.538%, 02/25/2037 (i)	792,927	319,155

STARM Mortgage Loan Trust
2007-1, 4.036%, 02/25/2037 (f)	3,327,158	2,894,892
2007-2, 2.685%, 04/25/2037 (f)	447,499	201,289

Structured Adjustable Rate
Mortgage Loan Trust
2004-18, 4.386%, 12/25/2034 (f)	468,172	428,316
2005-12, 3.882%, 06/25/2035 (f)	616,372	479,430
2005-21, 4.174%, 11/25/2035 (f)	3,361,204	2,394,669
2006-1, 3.397%, 02/25/2036 (f)	124,810	112,930
2006-1, 4.021%, 02/25/2036 (f)	1,108,489	891,818
2006-4, 3.762%, 05/25/2036 (f)	594,235	406,770
2006-12, 4.181%, 01/25/2037 (f)	577,242	445,095
2007-5, 5.057% (1 Month LIBOR USD + 0.440%),

06/25/2037 (b)	1,572,305	1,335,534
2007-6, 4.997% (1 Month LIBOR USD + 0.380%),

07/25/2037 (b)	4,528,310	3,922,394
2007-9, 6.592% (6 Month LIBOR USD + 1.500%),

10/25/2037 (b)	910,940	797,005

Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	807,339	730,467
2005-1F, 6.000%, 12/25/2035	1,864,321	1,701,820
2005-1F, 6.500%, 12/25/2035	1,920,150	1,727,135

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036 (e)	80,750	7,665

Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(i)	1,650,000	1,447,025

WaMu Mortgage Pass-Through
Certificates Trust
2003-S4, 5.660%, 06/25/2033 (f)	1,846,461	1,738,455
2003-AR10, 4.233%, 10/25/2033 (f)	7,065,126	6,566,171
2004-S2, 6.000%, 06/25/2034	45,506	44,182
2005-AR14, 3.913%, 12/25/2035 (f)
	4,311,063	4,021,619
2006-AR10, 3.596%, 09/25/2036 (f)
	914,321	783,492
2007-HY2, 3.433%, 12/25/2036 (f)
	13,204,245	11,697,717
2006-AR16, 3.518%, 12/25/2036 (f)
	1,067,737	926,355
2007-HY3, 3.458%, 03/25/2037 (f)	2,369,646	2,142,250
2007-HY5, 3.360%, 05/25/2037 (f)	1,145,356	1,001,336
2007-HY7, 3.388%, 07/25/2037 (f)	204,909	151,113
2006-AR8, 3.681%, 08/25/2046 (f)	1,550,409	1,367,632

Washington Mutual Mortgage
Pass-Through Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	953,302	848,007
2005-4, 5.500%, 06/25/2035	3,089,649	2,625,313
2005-5, 5.500%, 07/25/2035	1,023,890	919,676
2005-6, 5.500%, 08/25/2035	2,568,859	2,172,587
2005-6, 5.500%, 08/25/2035	561,586	474,956
2005-6, 5.500%, 08/25/2035	1,166,152	1,000,437
2005-6, 6.500%, 08/25/2035	275,882	240,127
2005-9, 5.500%, 11/25/2035	389,501	330,868
2006-8, 4.177%, 10/25/2036 (i)	2,291,061	954,331
2007-HY1, 4.937% (1 Month LIBOR USD + 0.320%),

02/25/2037 (b)	1,760,126	1,445,158
2007-HY2, 3.508%, 04/25/2037 (f)	1,181,822	632,058
2007-OC2, 5.237% (1 Month LIBOR USD + 0.620%),

06/25/2037 (b)	2,985,904	2,668,325
2007-OC1, 5.097% (1 Month LIBOR USD + 0.480%),

01/25/2047 (b)	3,615,611	3,192,296

Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	813,974	702,670
2007-PA6, 4.302%, 12/28/2037 (f)	3,260,375	2,973,958

Wells Fargo Mortgage Backed
Securities Trust
2004-J, 3.627%, 07/25/2034 (f)	3,298,255	2,970,954
2005-AR14, 4.075%, 08/25/2035 (f)	566,671	538,338
2006-AR1, 4.280%, 03/25/2036 (f)	1,532,691	1,415,904
2006-AR5, 3.162%, 04/25/2036 (f)	2,093,512	1,980,938
2006-AR5, 3.204%, 04/25/2036 (f)	1,454,399	1,355,491
2006-AR19, 4.564%, 12/25/2036 (f)	1,469,658	1,404,177
2007-AR3, 3.350%, 04/25/2037 (f)	680,459	580,580
TOTAL NON-AGENCY
RESIDENTIAL MORTGAGE BACKED
SECURITIES (Cost $648,383,706)		522,121,947

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 18.24%

Arbor Multifamily Mortgage
Securities Trust
2022-MF4, 1.293%,
02/15/2055 (a)(f)(k)	$19,700,000	$1,705,482
2022-MF4, 3.293%,
02/15/2055 (a)(f)	7,852,000	6,358,672

BANK
2019-BNK16, 0.941%,
02/15/2052 (f)(k)	78,022,161	3,238,692
2019-BNK17, 0.562%,
04/15/2052 (f)(k)	123,653,000	3,690,399
2019-BNK17, 1.590%,
04/15/2052 (a)(f)(k)	11,541,000	898,072
2019-BNK21, 1.111%,
10/17/2052 (a)(f)(k)	18,699,333	1,083,398
2019-BNK21, 2.808%,
10/17/2052	11,582,000	10,538,047
2019-BNK23, 0.175%,
12/15/2052 (f)(k)	238,421,000	2,703,527
2020-BNK29, 0.655%,
11/15/2053 (f)(k)	132,417,000	5,273,984
2020-BNK29, 2.500%,
11/15/2053 (a)	1,250,000	744,792
2020-BNK29, 3.028%,
11/15/2053 (f)	1,170,000	871,225
2020-BNK30, 2.500%,
12/15/2053 (a)(f)	5,550,000	3,281,924
2020-BNK30, 2.757%,
12/15/2053 (f)	5,450,000	3,949,085
2021-BNK31, 1.739%,
02/15/2054	7,250,000	6,113,916
2021-BNK32, 2.332%,
04/15/2054	10,727,500	9,258,065
2021-BNK32, 2.500%,
04/15/2054 (a)	5,000,000	2,907,100
2021-BNK32, 3.263%,
04/17/2054	800,000	598,513
2023-BNK45, 2.280%,
02/15/2056 (a)(f)(k)	22,611,000	3,714,445
2019-BNK20, 2.933%,
09/15/2062	2,100,000	1,909,779
2019-BNK24, 0.186%,
11/15/2062 (f)(k)	174,693,000	2,220,086
2020-BNK25, 0.883%,
01/15/2063 (f)(k)	108,674,474	4,960,642
2020-BNK26, 0.599%,
03/15/2063 (f)(k)	226,593,000	8,011,875
2020-BNK28, 0.974%,
03/15/2063 (f)(k)	29,969,467	1,777,378
2020-BNK26, 2.041%,
03/15/2063	5,200,000	4,583,194
2021-BNK34, 0.977%,
06/15/2063 (f)(k)	95,666,284	5,298,267
2021-BNK34, 2.754%,
06/15/2063 (f)	8,000,000	6,169,021
2022-BNK40, 2.500%,
03/15/2064 (a)	2,470,000	1,378,435
2021-BNK33, 2.218%,
05/15/2064	12,599,000	10,815,486
2021-BNK35, 1.046%,
06/15/2064 (f)(k)	50,575,528	2,982,626
2021-BNK35, 2.067%,
06/15/2064	10,400,000	8,818,301
2021-BNK35, 2.902%,
06/15/2064 (f)	8,000,000	5,760,762
2021-BNK36, 2.283%,
09/15/2064	12,250,000	10,494,743
2021-BNK37, 2.487%,
11/15/2064	14,400,000	12,412,007

Barclays Commercial
Mortgage Trust
2019-C3, 0.759%, 05/15/2052 (f)(k)
	56,340,000	2,274,079
2019-C4, 1.128%, 08/15/2052 (f)(k)
	43,170,000	2,518,551
2019-C5, 0.371%, 11/15/2052 (f)(k)
	174,774,000	3,253,418
2019-C5, 1.351%, 11/15/2052 (a)(f)(k)
	12,996,000	882,439

BBCMS Mortgage Trust
2020-C6, 0.676%, 02/15/2053 (f)(k)
	59,000,000	2,372,921
2020-C6, 1.049%, 02/15/2053 (f)(k)
	92,911,355	4,807,614
2020-C7, 0.987%, 04/15/2053 (f)(k)
	17,140,000	1,020,298
2020-C7, 1.622%, 04/15/2053 (f)(k)
	21,976,775	1,583,161
2021-C9, 0.993%, 02/15/2054 (e)(f)(k)
	68,467,000	4,266,158
2021-C9, 1.960%, 02/15/2054
	10,000,000	8,622,850
2021-C9, 2.534%, 02/15/2054
	8,500,000	6,766,845
2021-C10, 1.022%, 07/15/2054 (e)(f)(k)
	74,931,500	5,033,658
2021-C10, 1.296%, 07/15/2054 (f)(k)
	65,161,773	4,753,851
2021-C10, 2.268%, 07/15/2054
	10,000,000	8,586,217
2021-C11, 0.965%, 09/15/2054 (f)(k)
	29,540,000	1,989,484
2021-C12, 0.594%, 11/15/2054 (f)(k)
	59,992,000	2,617,811

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

BBCMS Mortgage Trust (Cont.)
2021-C12, 0.955%, 11/15/2054 (f)(k)
	$101,639,664	$5,760,804
2021-C12, 2.758%, 11/15/2054	9,000,000	6,875,566
2022-C14, 0.255%, 02/15/2055 (f)(k)
	166,823,000	3,910,214
2022-C14, 0.728%, 02/15/2055 (f)(k)
	99,725,576	4,295,131
2022-C15, 1.331%, 04/15/2055 (a)(f)(k)
	25,000,000	2,358,148
2022-C17, 1.152%, 09/15/2055 (f)(k)
	65,254,802	5,290,840

Benchmark Mortgage Trust
2019-B9, 1.030%, 03/15/2052 (f)(k)
	29,509,651	1,369,753
2019-B9, 2.001%, 03/15/2052 (a)(f)(k)
	11,513,000	1,082,783
2019-B12, 0.396%, 08/15/2052 (a)(f)(k)
	93,260,000	2,006,713
2020-B16, 0.240%, 02/15/2053 (a)(f)(k)
	70,467,000	1,026,902
2020-B16, 0.925%, 02/15/2053 (f)(k)
	102,847,407	5,037,291
2020-B20, 0.582%, 10/15/2053 (f)(k)
	79,394,000	2,668,821
2020-B21, 1.798%, 12/17/2053	5,966,000	5,087,047
2021-B23, 0.906%, 02/15/2054 (a)(f)(k)
	105,441,000	6,241,801
2021-B23, 1.271%, 02/15/2054 (f)(k)
	125,428,802	8,592,876
2021-B23, 1.766%, 02/15/2054	5,000,000	4,215,496
2021-B24, 0.590%, 03/15/2054 (f)(k)
	99,123,000	4,085,057
2021-B24, 1.151%, 03/15/2054 (f)(k)
	66,566,590	4,130,217
2021-B24, 2.256%, 03/15/2054	5,400,000	4,626,817
2021-B25, 0.660%, 04/15/2054 (f)(k)
	93,350,000	4,197,305
2021-B25, 1.100%, 04/15/2054 (f)(k)
	79,182,878	4,978,125
2021-B26, 1.369%, 06/15/2054 (a)(f)(k)
	10,836,000	942,001
2021-B26, 2.000%, 06/15/2054 (a)
	2,250,000	1,230,848
2021-B26, 2.576%, 06/15/2054 (f)	6,000,000	4,598,498
2021-B27, 1.266%, 07/15/2054 (f)(k)
	52,016,772	3,737,634
2021-B27, 1.488%, 07/15/2054 (a)(f)(k)
	28,014,000	2,705,528
2021-B27, 2.000%, 07/15/2054 (a)	5,000,000	2,725,684
2021-B27, 2.355%, 07/15/2054	6,000,000	4,520,411
2021-B27, 2.703%, 07/15/2054	2,000,000	1,422,208
2021-B28, 0.955%, 08/15/2054 (f)(k)
	32,491,000	2,114,794
2021-B28, 1.281%, 08/15/2054 (f)(k)
	86,014,775	6,242,952
2021-B28, 1.980%, 08/15/2054	10,000,000	8,355,448
2021-B29, 1.306%, 09/15/2054 (a)(f)(k)
	27,615,000	2,288,096
2021-B29, 2.000%, 09/15/2054 (a)	8,953,000	4,294,712
2021-B30, 0.594%, 11/15/2054 (a)(f)(k)
	83,683,000	3,251,444
2021-B30, 1.300%, 11/15/2054 (a)(f)(k)
	18,582,000	1,557,660
2021-B30, 2.000%, 11/15/2054 (a)	2,250,000	1,074,155
2021-B30, 2.000%, 11/15/2054 (a)	1,500,000	798,402
2021-B30, 2.431%, 11/15/2054	5,250,000	4,500,169
2021-B30, 2.880%, 11/15/2054 (f)	7,250,000	5,151,229
2021-B31, 0.428%, 12/15/2054 (a)(f)(k)
	124,409,000	4,047,099
2021-B31, 0.772%, 12/15/2054 (f)(k)
	143,544,755	6,927,427
2021-B31, 1.143%, 12/15/2054 (a)(f)(k)
	31,991,000	2,424,057
2021-B31, 2.250%, 12/15/2054 (a)	3,000,000	1,603,878
2021-B31, 2.615%, 12/15/2054	10,000,000	8,660,339
2022-B32, 1.522%, 01/15/2055 (a)(f)(k)
	39,202,000	3,741,376
2022-B32, 2.000%, 01/15/2055 (a)	5,000,000	2,706,450
2022-B32, 3.411%, 01/15/2055 (f)	10,000,000	8,373,252
2022-B33, 1.615%, 03/15/2055 (a)(f)(k)
	21,919,000	2,295,095
2019-B13, 0.402%, 08/15/2057 (a)(f)(k)
	82,774,000	1,775,362
2019-B13, 1.503%, 08/15/2057 (a)(f)(k)
	12,071,000	922,961

BMO Mortgage Trust
2022-C1, 1.766%, 02/17/2055 (a)(f)(k)
	30,550,000	3,610,671

California Housing Finance Agency
2021-2, 0.844%, 03/25/2035 (f)(k)	31,940,374	1,714,559
0.797%, 11/20/2035 (h)(k)	28,183,991	1,509,253
2021-3, 0.789%, 08/20/2036 (f)(k)	25,802,841	1,408,835

Cantor Commercial
Real Estate Lending
2019-CF2, 0.651%, 11/15/2052 (f)(k)
	134,736,000	4,489,242

CCUBS Commercial
Mortgage Trust
2017-C1, 0.318%, 11/15/2050 (f)(k)
	40,062,667	525,278

CD Mortgage Trust
2017-CD3, 0.562%, 02/10/2050 (f)(k)
	61,857,000	1,251,491
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,129,706

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CGMS Commercial Mortgage Trust
2017-B1, 0.157%, 08/15/2050 (f)(k)
	$38,016,000	$307,036

Citigroup Commercial
Mortgage Trust
2013-GC17, 5.110%, 11/10/2046 (f)
	5,000,000	4,836,114
2014-GC19, 4.805%, 03/11/2047 (f)
	3,030,000	2,969,886
2014-GC19, 5.088%, 03/11/2047 (f)
	2,882,579	2,818,379
2016-C1, 4.117%, 05/10/2049	3,000,000	2,742,588
2016-C1, 4.942%, 05/10/2049 (f)	8,348,000	7,651,329
2016-P6, 4.161%, 12/10/2049 (f)	6,835,000	6,098,476
2017-P7, 0.595%, 04/14/2050 (f)(k)
	45,124,000	976,975
2017-P8, 4.192%, 09/15/2050	4,160,000	3,747,083
2017-P8, 4.260%, 09/15/2050 (f)	5,000,000	4,325,684
2017-C4, 0.288%, 10/12/2050 (f)(k)
	42,746,500	485,874
2017-C4, 1.027%, 10/12/2050 (f)(k)
	28,202,453	939,917
2018-B2, 0.377%, 03/10/2051 (f)(k)
	49,202,000	863,387
2018-C5, 0.331%, 06/10/2051 (a)(f)(k)
	28,400,000	486,816
2018-C6, 4.343%, 11/10/2051	5,000,000	4,850,137
2020-GC46, 0.318%, 02/15/2053 (a)(f)(k)
	92,457,000	1,919,038
2020-GC46, 0.980%, 02/15/2053 (f)(k)
	89,219,165	4,348,426
2019-GC41, 1.041%, 08/10/2056 (f)(k)
	52,746,165	2,382,961
2019-GC41, 3.018%, 08/10/2056	10,339,000	8,823,623
2019-C7, 0.284%, 12/15/2072 (a)(f)(k)
	50,711,000	871,996
2019-C7, 0.866%, 12/15/2072 (f)(k)
	75,821,183	3,299,950
2019-C7, 1.201%, 12/15/2072 (a)(f)(k)
	39,933,000	2,562,620
2019-C7, 3.667%, 12/15/2072 (f)	10,000,000	8,504,363

COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)	4,550,700	4,345,818
2013-CR11, 0.895%, 08/10/2050 (f)(k)
	48,543,038	87,067
2019-GC44, 1.024%, 08/15/2057 (a)(f)(k)
	19,460,000	1,090,073

Connecticut Avenue Securities Trust
2021-R03, 7.234% (SOFR30A +
2.750%), 12/25/2041 (a)(b)	5,685,000	5,317,670
2022-R02, 7.484% (SOFR30A +
3.000%), 01/25/2042 (a)(b)	10,000,000	9,839,802

CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(k)
	46,821,000	1,023,193
2015-C1, 0.500%, 04/15/2050 (a)(f)(k)
	62,192,000	477,666
2017-C8, 0.361%, 06/15/2050 (f)(k)
	74,773,000	1,001,779
2019-C17, 1.351%, 09/15/2052 (f)(k)
	84,632,881	5,039,431
2019-C18, 1.056%, 12/15/2052 (f)(k)
	90,545,163	4,108,641
2019-C18, 3.956%, 12/15/2052 (f)	3,216,000	2,604,593

Freddie Mac Multifamily
Structured Credit Risk
2021-MN3, 8.484% (SOFR30A +
4.000%), 11/25/2051 (a)(b)	7,000,000	6,277,466

FREMF Mortgage Trust
2019-KF62, 6.624% (1 Month LIBOR USD + 2.050%),

04/25/2026 (a)(b)	1,499,160	1,453,160
2018-KF48, 6.624% (1 Month LIBOR USD + 2.050%),

06/25/2028 (a)(b)	4,516,885	4,267,824
2018-KF50, 6.474% (1 Month LIBOR USD + 1.900%),

07/25/2028 (a)(b)	2,452,343	2,262,649

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)(e)
	6,608,000	4,563,833
2018-GS10, 1.407%, 07/10/2051 (a)(f)(k)
	24,049,000	1,585,382

GS Mortgage Securities Trust
2015-GC32, 4.401%, 07/10/2048 (f)
	6,453,000	6,098,077
2016-GS3, 3.395%, 10/10/2049 (f)
	10,417,000	8,984,454
2015-GC30, 4.025%, 05/10/2050 (f)
	2,960,000	2,772,478
2017-GS8, 0.374%, 11/10/2050 (f)(k)
	44,642,000	726,986
2019-GC38, 1.832%, 02/10/2052 (a)(f)(k)
	20,916,000	1,887,798
2019-GC39, 0.634%, 05/10/2052 (f)(k)
	69,588,000	2,370,216
2019-GC39, 1.621%, 05/10/2052 (a)(f)(k)
	24,645,000	1,997,618
2019-GSA1, 0.810%, 11/10/2052 (f)(k)
	70,550,582	2,928,985
2020-GSA2, 0.938%, 12/12/2053 (a)(f)(k)
	73,324,000	4,283,845

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

JP Morgan Chase Commercial
Mortgage Securities Trust
2015-JP1, 4.725%, 01/15/2049 (f)
	$7,485,000	$6,860,228
2007-CB20, 0.000%, 02/12/2051 (a)(e)(f)(h)(k)
	181,663	—

JPMBB Commercial Mortgage
Securities Trust
2015-C30, 4.230%, 07/15/2048 (f)	3,085,000	2,885,002
2015-C32, 0.500%, 11/15/2048 (a)(f)(k)
	23,066,000	242,322

JPMCC Commercial Mortgage
Securities Trust
2017-JP6, 0.631%, 07/15/2050 (f)(k)
	68,830,000	1,663,655

JPMDB Commercial Mortgage
Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	4,760,615

Morgan Stanley Bank of America
Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	4,924,245
2015-C27, 4.498%, 12/15/2047 (f)	3,000,000	2,827,627
2016-C31, 1.266%, 11/15/2049 (a)(f)(k)
	21,212,500	794,794
2015-C23, 4.139%, 07/15/2050 (f)	3,845,000	3,594,207
2017-C34, 2.700%, 11/15/2052 (a)	4,953,000	3,146,565
2017-C34, 4.111%, 11/15/2052 (f)	5,054,000	4,549,093

Morgan Stanley Capital I Trust
2016-BNK2, 0.528%, 11/15/2049 (f)(k)
	58,680,000	1,015,633
2017-H1, 2.152%, 06/15/2050 (a)(f)(k)
	8,725,000	642,982
2017-H1, 4.281%, 06/15/2050 (f)	7,880,000	6,898,083
2017-HR2, 4.320%, 12/15/2050 (f)	10,576,000	9,240,229
2018-H3, 0.370%, 07/15/2051 (f)(k)
	135,712,000	2,375,055
2018-H3, 1.862%, 07/15/2051 (a)(f)(k)
	15,363,500	1,196,950
2018-H3, 4.120%, 07/15/2051	5,000,000	4,818,803
2019-L2, 0.621%, 03/15/2052 (f)(k)
	127,093,000	4,169,566
2019-H7, 0.659%, 07/15/2052 (f)(k)
	130,723,000	4,562,403
2019-H7, 3.000%, 07/15/2052 (a)	2,402,000	1,592,235
2019-H7, 4.128%, 07/15/2052	9,593,000	7,906,341
2021-L5, 0.714%, 05/15/2054 (f)(k)
	70,387,500	3,346,827
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	1,947,715
2021-L5, 3.102%, 05/15/2054	6,627,000	5,248,054
2021-L6, 2.250%, 06/15/2054 (f)	11,900,000	10,042,198
2021-L6, 2.951%, 06/15/2054 (f)	7,500,000	6,002,834
2021-L7, 0.411%, 10/15/2054 (f)(k)
	143,080,000	4,298,781
2021-L7, 2.336%, 10/15/2054	15,100,000	12,758,064

UBS Commercial Mortgage Trust
2017-C1, 0.942%, 06/15/2050 (f)(k)
	13,000,000	448,321
2017-C7, 0.371%, 12/15/2050 (f)(k)
	170,396,000	2,811,653
2017-C6, 0.499%, 12/15/2050 (f)(k)
	63,420,500	1,466,758
2018-C12, 0.217%, 08/15/2051 (f)(k)
	139,858,000	2,347,391
2018-C12, 0.780%, 08/15/2051 (f)(k)
	45,630,206	1,531,993
2018-C13, 0.250%, 10/15/2051 (f)(k)
	128,678,000	2,262,159
2018-C13, 1.972%, 10/15/2051 (a)(f)(k)
	16,442,000	1,523,718
2018-C13, 4.241%, 10/15/2051	3,274,000	3,121,852
2018-C14, 0.256%, 12/15/2051 (f)(k)
	114,392,000	1,925,904
2019-C17, 0.851%, 10/15/2052 (f)(k)
	128,213,000	5,927,825
2019-C18, 2.987%, 12/15/2052	4,500,000	4,130,485
2019-C18, 3.378%, 12/15/2052 (f)	9,000,000	7,808,175

Washington State Housing
Finance Commission
0.726%, 12/20/2035	20,711,914	1,020,476

Wells Fargo Commercial
Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (f)
	1,320,000	1,230,797
2015-C28, 4.083%, 05/15/2048 (f)
	11,105,000	10,169,703
2015-C28, 4.083%, 05/15/2048 (f)	4,376,000	3,686,699
2016-LC24, 0.977%, 10/15/2049 (f)(k)
	66,264,075	1,970,998
2016-C37, 3.187%, 12/15/2049 (a)(f)
	3,350,000	2,519,341
2016-C37, 4.487%, 12/15/2049 (f)	11,213,000	10,000,983
2017-RB1, 0.723%, 03/15/2050 (f)(k)
	69,254,209	1,799,952
2017-C42, 0.320%, 12/15/2050 (f)(k)
	116,750,000	1,784,874
2018-C43, 4.514%, 03/17/2051	4,033,000	3,430,392
2018-C48, 0.334%, 01/15/2052 (f)(k)
	138,642,000	2,031,535
2018-C48, 4.245%, 01/15/2052	7,000,000	6,769,095
2019-C49, 0.602%, 03/15/2052 (f)(k)
	125,812,000	4,042,314
2019-C49, 3.933%, 03/15/2052	5,000,000	4,780,911
2019-C49, 4.546%, 03/15/2052	8,947,000	8,172,074
2019-C50, 0.871%, 05/15/2052 (f)(k)
	36,427,311	1,655,938
2019-C51, 0.674%, 06/15/2052 (f)(k)
	130,394,000	4,496,415

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wells Fargo Commercial
Mortgage Trust (Cont.)
2019-C52, 1.109%, 08/15/2052 (f)(k)
	$113,763,146	$6,467,173
2019-C52, 1.603%, 08/15/2052 (f)(k)
	57,414,324	3,993,465
2019-C52, 3.561%, 08/15/2052	6,171,000	4,899,175
2019-C53, 0.450%, 10/15/2052 (f)(k)
	105,325,000	2,891,803
2019-C53, 3.514%, 10/15/2052 (f)	5,200,000	4,182,547
2020-C55, 0.815%, 02/15/2053 (f)(k)
	58,030,370	2,619,230
2020-C56, 0.311%, 06/15/2053 (f)(k)
	127,035,000	2,191,163
2020-C56, 2.422%, 06/15/2053	2,250,000	1,996,685
2020-C58, 1.126%, 07/15/2053 (f)(k)
	109,974,000	7,349,892
2020-C57, 0.733%, 08/15/2053 (f)(k)
	74,972,000	3,253,417
2020-C57, 1.914%, 08/15/2053	7,250,000	6,251,689
2021-C59, 0.907%, 04/15/2054 (f)(k)
	65,782,000	3,874,165
2021-C59, 1.450%, 04/15/2054 (a)(f)(k)
	40,274,000	3,558,752
2021-C59, 3.284%, 04/15/2054	7,648,000	5,707,420
2021-C60, 1.100%, 08/15/2054 (f)(k)
	40,551,000	2,981,464
2021-C60, 1.545%, 08/15/2054 (f)(k)
	40,962,506	3,566,970
2021-C60, 2.730%, 08/15/2054	6,814,678	5,234,106
2021-C60, 2.738%, 08/15/2054	3,000,000	2,122,491
2021-C61, 1.390%, 11/15/2054 (a)(f)(k)
	9,132,000	828,183
2021-C61, 2.525%, 11/15/2054	15,000,000	12,900,924
2021-C61, 3.113%, 11/15/2054	4,221,000	3,324,502
2015-C30, 4.400%, 09/15/2058 (f)	5,800,000	5,467,600
2018-C47, 0.153%, 09/15/2061 (f)(k)
	164,144,000	1,495,828
2018-C47, 4.673%, 09/15/2061 (f)	8,000,000	7,573,006

WFRBS Commercial
Mortgage Trust
2013-UBS1, 5.024%, 03/15/2046 (f)
	7,500,000	7,373,385
TOTAL NON-AGENCY
COMMERCIAL MORTGAGE
BACKED SECURITIES
(Cost $1,147,640,206)		931,831,240

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 8.00%

Freddie Mac Multiclass Certificates Series
2021-RR17, 2.038%, 08/27/2027 (f)(k)
	70,015,000	4,680,222
2020-RR09, 2.676%, 08/27/2029 (f)(k)
	42,360,000	4,915,323

Freddie Mac Multifamily
ML Certificates
2020-ML07, 2.015%, 10/25/2036 (a)(f)(k)
	24,905,725	3,754,040
2019-ML06, 1.133%, 06/25/2037 (f)(k)
	10,718,449	917,178
2021-ML08, 1.861%, 07/25/2037 (f)(k)
	32,976,765	4,566,622
2021-ML10, 2.057%, 01/25/2038 (f)(k)
	14,246,352	2,321,871
2021-ML11, 0.769%, 03/25/2038 (a)(f)(k)
	34,198,578	2,009,166
2021-ML10, 1.518%, 06/25/2038 (a)(f)(k)
	39,661,736	4,854,596
2021-ML09, 1.490%, 02/25/2040 (a)(f)(k)
	43,933,075	5,636,614
2021-ML12, 1.222%, 07/25/2041 (f)(k)
	18,080,869	1,850,577

Freddie Mac Multifamily Structured
Pass Through Certificates
K723, 0.913%, 08/25/2023 (f)(k)	61,013,183	141,502
K723, 0.840%, 09/25/2023 (f)(k)	61,645,000	214,901
K728, 0.387%, 08/25/2024 (f)(k)	56,930,665	326,275
K729, 0.340%, 10/25/2024 (f)(k)	46,640,176	195,441
K042, 1.021%, 12/25/2024 (f)(k)	112,252,115	1,732,522
K046, 0.336%, 03/25/2025 (f)(k)	430,953,590	2,673,852
K049, 0.564%, 07/25/2025 (f)(k)	88,980,288	1,014,224
K734, 0.647%, 02/25/2026 (f)(k)	64,048,318	956,824
K735, 0.957%, 05/25/2026 (f)(k)	58,493,295	1,439,345
K735, 1.364%, 05/25/2026 (f)(k)	70,547,000	2,674,634
K737, 1.008%, 10/25/2026 (f)(k)	20,050,000	655,003
K061, 0.056%, 11/25/2026 (f)(k)	72,512,000	249,231
K062, 0.176%, 12/25/2026 (f)(k)	79,423,000	587,913
K063, 0.282%, 01/25/2027 (f)(k)	366,681,364	3,326,020
K064, 0.601%, 03/25/2027 (f)(k)	123,298,433	2,520,331
K738, 1.368%, 03/25/2027 (f)(k)	24,099,000	1,172,137
K065, 0.552%, 05/25/2027 (f)(k)	57,193,000	1,240,041
K066, 0.748%, 06/25/2027 (f)(k)	31,185,147	822,234
KW03, 0.832%, 06/25/2027 (f)(k)	14,910,254	360,514
K067, 0.574%, 07/25/2027 (f)(k)	39,897,486	835,513
K068, 0.424%, 08/25/2027 (f)(k)	101,720,540	1,650,345
K069, 0.348%, 09/25/2027 (f)(k)	28,654,060	403,065
K739, 1.569%, 09/25/2027 (f)(k)	32,621,072	1,933,565
K072, 0.368%, 12/25/2027 (f)(k)	60,171,248	897,304

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Freddie Mac Multifamily Structured
Pass Through Certificates (Cont.)
K073, 0.205%, 01/25/2028 (f)(k)	$54,203,000	$570,687
K073, 0.305%, 01/25/2028 (f)(k)	154,888,872	2,127,011
K742, 0.926%, 04/25/2028 (f)(k)	89,849,000	3,682,461
K743, 1.289%, 05/25/2028 (f)(k)	99,488,000	5,725,813
KW06, 0.103%, 06/25/2028 (f)(k)	572,794,339	3,759,249
K080, 0.121%, 07/25/2028 (f)(k)	427,143,903	3,202,255
K081, 0.074%, 08/25/2028 (f)(k)	153,613,024	858,359
K084, 0.205%, 10/25/2028 (f)(k)	336,544,472	3,908,527
K747, 0.397%, 12/25/2028 (f)(k)	160,000,000	3,218,064
K089, 0.454%, 01/25/2029 (f)(k)	53,965,000	1,342,843
K748, 0.545%, 01/25/2029 (f)(k)	175,000,000	4,977,437
K091, 0.491%, 03/25/2029 (f)(k)	53,659,000	1,433,801
K090, 0.626%, 03/25/2029 (f)(k)	50,517,000	1,678,544
KW09, 0.805%, 05/25/2029 (f)(k)	62,906,040	2,328,958
K093, 0.952%, 05/25/2029 (f)(k)	54,329,819	2,541,880
K094, 0.880%, 06/25/2029 (f)(k)	195,151,929	8,707,523
K097, 1.091%, 07/25/2029 (f)(k)	72,686,275	4,064,355
KG02, 1.021%, 08/25/2029 (f)(k)	31,959,022	1,571,246
K098, 1.144%, 08/25/2029 (f)(k)	61,796,824	3,631,602
K098, 1.392%, 08/25/2029 (f)(k)	24,691,000	1,846,388
K099, 0.884%, 09/25/2029 (f)(k)	210,062,912	9,655,059
K100, 0.915%, 09/25/2029 (f)(k)	62,086,000	3,132,257
K102, 0.824%, 10/25/2029 (f)(k)	165,211,845	7,236,147
K101, 1.094%, 10/25/2029 (f)(k)	65,686,000	3,974,167
K103, 0.639%, 11/25/2029 (f)(k)	125,126,080	4,354,688
K105, 1.767%, 01/25/2030 (f)(k)	64,122,000	6,395,009
K107, 1.551%, 02/25/2030 (f)(k)	118,898,000	10,509,394
K108, 1.661%, 03/25/2030 (f)(k)	70,601,000	6,763,463
K108, 1.691%, 03/25/2030 (f)(k)	16,041,959	1,492,278
K110, 1.697%, 04/25/2030 (f)(k)	29,878,844	2,710,797
K112, 1.434%, 05/25/2030 (f)(k)	96,302,357	7,755,662
K111, 1.571%, 05/25/2030 (f)(k)	108,730,047	9,490,828
K112, 1.665%, 05/25/2030 (f)(k)	44,272,000	4,323,750
K114, 1.116%, 06/25/2030 (f)(k)	136,171,724	8,709,897
K115, 1.326%, 06/25/2030 (f)(k)	54,061,299	4,064,399
K114, 1.342%, 06/25/2030 (f)(k)	54,977,000	4,415,060
KG03, 1.379%, 06/25/2030 (f)(k)	15,544,344	1,172,169
K113, 1.380%, 06/25/2030 (f)(k)	91,286,754	7,053,819
K115, 1.547%, 07/25/2030 (f)(k)	40,865,759	3,774,733
K116, 1.600%, 08/25/2030 (f)(k)	23,000,000	2,210,914
K118, 0.959%, 09/25/2030 (f)(k)	120,559,082	6,702,675
K118, 1.170%, 09/25/2030 (f)(k)	35,916,184	2,572,558
K121, 1.024%, 10/25/2030 (f)(k)	48,808,715	2,855,027
K119, 1.135%, 10/25/2030 (f)(k)	51,000,000	3,566,792
KG04, 0.851%, 11/25/2030 (f)(k)	111,036,858	5,472,107
K122, 0.881%, 11/25/2030 (f)(k)	111,733,244	5,736,832
K122, 1.081%, 11/25/2030 (f)(k)	35,211,000	2,366,102
K121, 1.195%, 11/25/2030 (f)(k)	49,550,000	3,669,262
K123, 0.977%, 12/25/2030 (f)(k)	108,000,000	6,645,748
K125, 0.583%, 01/25/2031 (f)(k)	179,707,714	6,414,469
K125, 0.781%, 01/25/2031 (f)(k)	103,992,000	5,284,530
K124, 0.936%, 01/25/2031 (f)(k)	89,626,000	5,337,327
K1502, 0.956%, 01/25/2031 (f)(k)	29,504,346	1,589,924
K127, 0.502%, 02/25/2031 (f)(k)	186,332,000	6,115,472
K128, 0.516%, 03/25/2031 (f)(k)	153,944,354	4,924,295
K128, 0.732%, 03/25/2031 (f)(k)	37,700,000	1,813,023
K129, 1.034%, 05/25/2031 (f)(k)	70,292,040	4,375,672
K129, 1.217%, 05/25/2031 (f)(k)	31,700,000	2,514,824
K130, 1.037%, 06/25/2031 (f)(k)	122,700,614	8,104,572
K131, 0.729%, 07/25/2031 (f)(k)	135,579,917	6,503,118
K130, 1.214%, 07/25/2031 (f)(k)	43,372,188	3,540,528
K138, 0.691%, 01/25/2032 (f)(k)	195,000,000	9,732,879
K141, 0.305%, 02/25/2032 (f)(k)	162,754,858	3,806,234
K141, 0.324%, 02/25/2032 (f)(k)	195,000,000	4,848,187
K149, 0.264%, 08/25/2032 (f)(k)	83,292,303	1,933,714
K155, 0.116%, 04/25/2033 (f)(k)	244,507,979	2,882,871
K1511, 0.776%, 03/25/2034 (f)(k)	131,712,807	7,405,829
K1512, 0.909%, 04/25/2034 (f)(k)	47,455,779	3,104,253
K1513, 0.859%, 08/25/2034 (f)(k)	75,856,352	4,753,425
K1514, 0.577%, 10/25/2034 (f)(k)	80,366,409	3,765,046
K1515, 1.511%, 02/25/2035 (f)(k)	78,602,546	9,208,249
K1516, 1.511%, 05/25/2035 (f)(k)	41,719,539	5,227,980
K1517, 1.324%, 07/25/2035 (f)(k)	80,233,400	8,751,314
K1521, 0.980%, 08/25/2036 (f)(k)	95,802,379	8,179,607
K097, 1.351%, 09/25/2051 (f)(k)	66,115,000	4,764,479
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $450,403,561)		408,369,362

MUNICIPAL BONDS – 23.28%

Alabama – 0.22%

Baldwin County Public Building
Authority
2.000%, 03/01/2046	1,070,000	642,621

Water Works Board of the
City of Birmingham
2.513%, 01/01/2036	13,945,000	10,827,177
		11,469,798
Alaska – 0.05%

Municipality of Anchorage, AK
1.896%, 09/01/2028	1,685,000	1,453,132
1.896%, 09/01/2028	1,525,000	1,316,082
		2,769,214
Arizona – 0.23%

City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	8,588,538

Glendale Municipal Property Corp.
6.157%, 07/01/2033	3,050,000	3,312,931
		11,901,469

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 5.43%

Alvord Unified School District
0.000%, 08/01/2046 (h)	$1,975,000	$2,104,206

Bakersfield City School District
0.000%, 05/01/2047 (h)	9,715,000	6,614,088

California Earthquake Authority
5.603%, 07/01/2027	5,000,000	4,999,421

California Pollution Control
Financing Authority
5.000%, 07/01/2038 (a)	1,000,000	1,032,484

California Statewide Communities
Development Authority
6.076%, 06/01/2034	10,000,000	10,263,424

Chaffey Community
College District
3.000%, 06/01/2038	3,705,000	3,220,460

Chaffey Joint Union
High School District
3.143%, 08/01/2043	3,790,000	2,714,342

City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	1,759,134
1.828%, 06/01/2031	2,000,000	1,538,427

City of Corona, CA
1.863%, 05/01/2028	4,515,000	3,825,626

City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	3,310,364

City of Industry, CA
4.000%, 01/01/2028	2,885,000	2,750,899

City of Los Angeles,
CA Department of Airports
1.876%, 05/15/2030	230,000	186,228
1.876%, 05/15/2030	1,770,000	1,431,064

City of Montebello, CA
3.393%, 06/01/2032	2,825,000	2,451,677

City of Ontario, CA
3.779%, 06/01/2038	3,000,000	2,616,844

City of Orange, CA
2.220%, 06/01/2030	7,500,000	6,190,725
2.270%, 06/01/2031	12,370,000	9,999,213

City of Sacramento, CA Transient
Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,220,428

City of San Francisco, CA Public
Utilities Commission Water Revenue
2.845%, 11/01/2041	2,000,000	1,519,899

City of Santa Ana, CA
1.869%, 08/01/2029	4,430,000	3,609,574
2.089%, 08/01/2030	1,980,000	1,590,344

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,543,873

City of Union City, CA
0.000%, 07/01/2025 (h)	2,105,000	1,868,478

City of Whittier, CA
1.566%, 06/01/2028	1,085,000	914,349
1.724%, 06/01/2029	1,685,000	1,387,921

Coachella Valley Unified
School District, CA
0.000%, 08/01/2034 (h)	1,100,000	719,340

Coast Community College District
2.957%, 08/01/2038	15,000,000	11,730,843

County of Santa Cruz, CA
1.661%, 06/01/2029	2,965,000	2,459,208
1.811%, 06/01/2030	3,900,000	3,175,640

Cucamonga Valley Water District
Financing Authority
3.010%, 09/01/2042	5,000,000	3,819,185

East Side Union High
School District
5.320%, 04/01/2036	6,765,000	6,768,859

Fullerton Public
Financing Authority
7.750%, 05/01/2031	1,265,000	1,401,877

Gateway Unified School
District, CA
0.000%, 08/01/2033 (h)	2,315,000	1,580,674
0.000%, 08/01/2035 (h)	2,315,000	1,417,262
0.000%, 08/01/2036 (h)	2,315,000	1,332,551

Golden State Tobacco
Securitization Corp.
2.787%, 06/01/2031	15,930,000	13,114,693
3.000%, 06/01/2046	12,145,000	11,158,814

Hercules Redevelopment Agency
Successor Agency
4.913%, 08/01/2033	5,460,000	5,324,018

Inland Empire Tobacco
Securitization Corp.
3.678%, 06/01/2038	14,370,000	13,312,415

Northern California Power Agency
5.679%, 06/01/2035	9,765,000	10,138,448

Norwalk-La Mirada Unified
School District
0.000%, 08/01/2038 (h)	4,400,000	2,230,103

Pasadena Unified School District
2.881%, 05/01/2037	6,030,000	4,813,329

Peralta Community College District
0.000%, 08/05/2031 (h)	12,350,000	10,694,189

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 5.43% (Cont.)

Perris Union High School District
2.700%, 09/01/2042	$3,000,000	$2,177,536

Placentia-Yorba Linda Unified
School District
0.000%, 08/01/2035 (h)	7,600,000	4,732,771

San Diego Unified School District
0.000%, 07/01/2036 (h)	7,915,000	4,657,735

San Francisco City & County
Redevelopment Financing Authority
0.000%, 08/01/2036 (h)	5,240,000	2,598,333
5.750%, 08/01/2037	19,400,000	20,347,440
8.406%, 08/01/2039	5,115,000	6,489,723

Santa Ana Unified School District
0.000%, 08/01/2037 (h)	3,955,000	2,134,943

State of California
7.550%, 04/01/2039	28,000,000	35,855,884

West Contra Costa Unified
School District
0.000%, 08/01/2036 (h)	5,000,000	2,935,394

West Sonoma County Union
High School District
0.000%, 08/01/2037 (h)	1,840,000	1,021,688

William S. Hart Union
High School District
0.000%, 08/01/2036 (h)	1,050,000	605,192

Yosemite Community
College District
0.000%, 08/01/2038 (h)	6,110,000	3,136,737

Yuba Community College District
0.000%, 08/01/2038 (h)	5,055,000	2,662,558
		277,210,874
Colorado – 0.30%

City of Fruita, CO Healthcare
Revenue
5.000%, 01/01/2028	2,225,000	2,094,648

Colorado Health
Facilities Authority
3.696%, 11/01/2039	4,825,000	3,996,400
3.796%, 11/01/2044	11,815,000	9,341,869
		15,432,917
Connecticut – 0.37%

State of Connecticut
3.000%, 01/15/2037	7,075,000	6,181,256
3.000%, 06/01/2037	8,620,000	7,485,399

Town of West Hartford, CT
2.764%, 07/01/2041	7,025,000	5,285,965
		18,952,620
District of Columbia – 0.27%

Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,400,000	13,853,245

Florida – 1.25%

City of Gainesville, FL
0.000%, 10/01/2027 (h)	4,610,000	3,609,461
0.000%, 10/01/2028 (h)	1,400,000	1,036,960

County of Miami-Dade,
FL Seaport Department
1.962%, 10/01/2031	4,235,000	3,382,916
2.012%, 10/01/2031	6,940,000	5,461,064
2.162%, 10/01/2032	4,000,000	3,111,131

Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	3,000,000	2,716,649

JEA Water & Sewer
System Revenue
3.000%, 10/01/2041	5,045,000	4,170,239

Reedy Creek Improvement District
2.497%, 06/01/2034	4,500,000	3,417,069
2.547%, 06/01/2035	4,500,000	3,372,987
2.731%, 06/01/2038	18,500,000	13,505,563

State Board of Administration
Finance Corp.
2.154%, 07/01/2030	15,537,000	12,736,706

Tampa-Hillsborough County
Expressway Authority
1.892%, 07/01/2029	4,750,000	3,850,223
1.942%, 07/01/2030	4,305,000	3,385,379
		63,756,347
Georgia – 0.33%

City of Atlanta, GA Water &
Wastewater Revenue
2.913%, 11/01/2043	1,500,000	1,118,609

Municipal Electric Authority
of Georgia
2.497%, 01/01/2031	10,355,000	8,521,732

State of Georgia
2.250%, 07/01/2039	5,000,000	3,544,728

Valdosta & Lowndes County
Hospital Authority
2.604%, 10/01/2030	2,000,000	1,678,742
3.000%, 10/01/2029	2,000,000	1,759,621
		16,623,432
Hawaii – 0.22%

City & County Honolulu, HI
Wastewater System Revenue
2.574%, 07/01/2041	5,000,000	3,574,351

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Hawaii – 0.22% (Cont.)

State of Hawaii
2.800%, 10/01/2038	$10,000,000	$7,617,287
		11,191,638
Illinois – 0.42%

Chicago O’Hare
International Airport
2.446%, 01/01/2031	8,500,000	7,143,324

Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	5,358,831

Metropolitan Pier &
Exposition Authority
0.000%, 12/15/2036 (h)	5,000,000	2,632,277
0.000%, 06/15/2036 (h)	4,025,000	2,124,405
0.000%, 06/15/2038 (h)	2,750,000	1,271,510

State of Illinois
5.750%, 01/01/2037	3,000,000	3,103,662
		21,634,009
Indiana – 0.19%

Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	2,997,752

Indianapolis Local Public
Improvement Bond Bank
2.473%, 01/01/2040	9,500,000	6,862,996
		9,860,748
Kansas – 0.04%

Kansas Development
Finance Authority
4.927%, 04/15/2045	2,005,000	1,986,058

Kentucky – 0.21%

County of Warren, KY
3.921%, 12/01/2031	825,000	773,131
4.397%, 12/01/2038	1,540,000	1,448,246

Kentucky State Property &
Building Commission
2.123%, 09/01/2030	2,755,000	2,219,697
2.223%, 09/01/2031	3,350,000	2,647,146

Louisville and Jefferson County
Metropolitan Sewer District
2.250%, 05/15/2044	5,215,000	3,431,646
		10,519,866
Louisiana – 0.73%

City of New Orleans, LA
2.220%, 09/01/2029	6,400,000	5,423,418

City of New Orleans, LA
Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	795,277
1.891%, 06/01/2031	1,575,000	1,224,631

City of New Orleans, LA
Water System Revenue
1.691%, 12/01/2029	1,800,000	1,444,736
1.841%, 12/01/2030	3,120,000	2,454,381
1.941%, 12/01/2031	1,635,000	1,259,211
2.889%, 12/01/2041	2,530,000	1,800,583

East Baton Rouge
Sewerage Commission
2.437%, 02/01/2039	2,500,000	1,848,854

Louisiana Local Government
Environmental Facilities &
Community Development Auth
2.587%, 02/01/2043	1,325,000	927,850

State of Louisiana Gasoline &
Fuels Tax Revenue
2.230%, 05/01/2036	8,000,000	5,895,801
2.530%, 05/01/2041	12,055,000	8,557,500
2.830%, 05/01/2043	8,135,000	5,644,055
		37,276,297
Maine – 0.20%

Maine Health & Higher
Educational Facilities Authority
3.118%, 07/01/2043	14,250,000	10,389,460

Maryland – 0.14%

Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	5,233,654

State of Maryland Department
of Transportation
1.686%, 08/01/2030	2,110,000	1,656,993
		6,890,647
Massachusetts – 0.22%

City of Worcester, MA
6.250%, 01/01/2028	2,465,000	2,534,770

Commonwealth of Massachusetts
2.375%, 09/01/2043	3,250,000	2,248,949
2.514%, 07/01/2041	3,300,000	2,448,107

Commonwealth of Massachusetts
Transportation Fund Revenue
5.631%, 06/01/2030	1,050,000	1,079,269

Massachusetts Educational
Financing Authority
3.455%, 07/01/2028	2,000,000	1,828,443
3.831%, 07/01/2024	450,000	439,912

Massachusetts State College
Building Authority
5.932%, 05/01/2040	550,000	587,085
		11,166,535

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Michigan – 1.05%

City of Detroit, MI
4.000%, 04/01/2044	$8,700,000	$6,280,517

Detroit City School District
7.747%, 05/01/2039	10,840,000	12,831,703

Great Lakes Water Authority
Sewage Disposal System Revenue
3.056%, 07/01/2039	13,975,000	11,196,379

Michigan Finance Authority
3.084%, 12/01/2034	5,095,000	4,382,796
3.267%, 06/01/2039	19,000,000	16,406,232
3.610%, 11/01/2032	3,000,000	2,753,100
		53,850,727
Minnesota – 0.42%

Western Minnesota Municipal
Power Agency
3.156%, 01/01/2039	17,500,000	14,571,681

White Bear Lake Independent
School District No. 624
3.000%, 02/01/2044	8,330,000	6,790,071
		21,361,752
Mississippi – 0.11%

Mississippi Development Bank
5.460%, 10/01/2036	5,260,000	5,460,715

Missouri – 0.14%

Kansas City Land Clearance
Redevelopment Authority
6.400%, 10/15/2040 (a)	7,950,000	7,079,841

Nebraska – 0.04%

District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,228,647

Nevada – 0.35%

City of North Las Vegas, NV
6.572%, 06/01/2040	12,780,000	14,393,548

County of Clark, NV
3.000%, 07/01/2038	4,000,000	3,417,168
		17,810,716
New Hampshire – 0.07%

New Hampshire Business
Finance Authority
3.278%, 10/01/2037	4,880,000	3,378,196

New Jersey – 1.26%

City of Newark, NJ
4.100%, 11/01/2028	2,830,000	2,748,539

Clifton Board Of Education
2.125%, 08/15/2044	4,560,000	2,919,752

County of Essex, NJ
2.000%, 09/01/2044	3,560,000	2,186,622

Mercer County
Improvement Authority
8.270%, 12/01/2034	13,960,000	16,981,469

New Jersey Economic
Development Authority
0.000%, 02/15/2025 (h)	20,188,000	18,144,201
7.425%, 02/15/2029	5,000,000	5,388,940

New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,514,373
3.415%, 07/01/2042	6,455,000	4,988,934

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2040 (h)	10,045,000	4,213,058

New Jersey Turnpike Authority
7.102%, 01/01/2041	4,500,000	5,506,331
		64,592,219
New York – 1.03%

New York City Industrial
Development Agency
2.436%, 01/01/2036	5,850,000	4,150,455

New York City Transitional
Finance Authority Future
Tax Secured Revenue
4.200%, 11/01/2030	20,000,000	18,936,520

New York Liberty
Development Corp.
2.250%, 02/15/2041	13,595,000	9,366,199
3.000%, 02/15/2042	5,500,000	4,335,212
3.000%, 09/15/2043	12,500,000	9,783,515

New York State
Dormitory Authority
5.096%, 08/01/2034	3,125,000	2,791,210

Triborough Bridge &
Tunnel Authority
2.917%, 05/15/2040	3,215,000	2,349,999

Western Nassau County
Water Authority
2.958%, 04/01/2041	1,500,000	1,104,528
		52,817,638
Ohio – 1.16%

American Municipal Power, Inc.
7.499%, 02/15/2050	4,500,000	5,631,203
7.834%, 02/15/2041	9,000,000	11,437,257

County of Hamilton, OH
3.374%, 06/01/2034	285,000	236,993
3.756%, 06/01/2042	10,775,000	8,418,509

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio – 1.16% (Cont.)

Franklin County Convention
Facilities Authority
2.022%, 12/01/2030	$5,485,000	$4,478,476
2.472%, 12/01/2034	22,100,000	17,261,041

JobsOhio Beverage System
2.833%, 01/01/2038	7,540,000	5,947,767

Ohio Higher Educational
Facility Commission
4.500%, 12/01/2026	4,025,000	3,850,604

South-Western City
School District
0.000%, 12/01/2028 (h)	2,735,000	2,035,166
		59,297,016
Oklahoma – 0.77%

Oklahoma City Economic
Development Trust
1.891%, 03/01/2031	1,545,000	1,229,081

Oklahoma Development
Finance Authority
4.623%, 06/01/2044	5,000,000	4,790,949
5.269%, 10/01/2042	10,000,000	10,041,664
5.450%, 08/15/2028	5,520,000	4,559,515

Oklahoma Municipal
Power Authority
2.431%, 01/01/2034	3,870,000	3,031,754
2.501%, 01/01/2035	3,475,000	2,687,302
2.551%, 01/01/2036	2,390,000	1,821,624
2.803%, 01/01/2041	15,500,000	11,345,233
		39,507,122
Oregon – 0.06%

Hospital Facilities Authority of
Multnomah County Oregon
1.250%, 06/01/2026	2,610,000	2,339,548

Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	857,957
		3,197,505
Pennsylvania – 0.91%

Berks County Industrial
Development Authority
3.950%, 05/15/2024	490,000	481,957
4.450%, 05/15/2027	800,000	763,789

City of Philadelphia, PA
1.838%, 07/15/2031	2,500,000	2,009,305

Commonwealth Financing Authority
2.758%, 06/01/2030	1,040,000	893,945
2.991%, 06/01/2042	9,810,000	7,385,329
3.657%, 06/01/2038	13,820,000	11,910,797

Montgomery County Industrial
Development Authority
3.150%, 11/15/2028	10,000,000	8,534,949

Pennsylvania Economic
Development Financing Authority
3.143%, 06/15/2042	7,600,000	5,933,579

Pennsylvania Turnpike
Commission
3.000%, 12/01/2042	9,095,000	7,111,361

Union County Hospital Authority
3.800%, 08/01/2023	295,000	293,199
4.400%, 08/01/2028	1,060,000	1,037,268
		46,355,478
Puerto Rico – 0.40%

Children’s Trust Fund
5.375%, 05/15/2033	120,000	120,040

Commonwealth of Puerto Rico
0.000%, 07/01/2024 (h)	153,671	144,235
0.000%, 07/01/2033 (h)	592,257	337,451
0.000%, 11/01/2043 (h)	2,173,403	937,280
4.000%, 07/01/2033	460,219	412,386
4.000%, 07/01/2035	413,675	362,339
4.000%, 07/01/2037	355,042	303,637
4.000%, 07/01/2041	482,722	398,760
4.000%, 07/01/2046	502,024	399,764
5.250%, 07/01/2023	255,706	256,449
5.375%, 07/01/2025	512,555	520,412
5.625%, 07/01/2027	507,913	524,686
5.625%, 07/01/2029	499,673	521,358
5.750%, 07/01/2031	485,328	510,857

GDB Debt Recovery
Authority of Puerto Rico
7.500%, 08/20/2040	10,466,351	8,791,735

Puerto Rico Highway &
Transportation Authority
0.000%, 07/01/2026 (e)(h)	7,000,000	5,697,090
		20,238,479
South Carolina – 0.09%

South Carolina Jobs-Economic
Development Authority
2.729%, 07/01/2030	5,725,000	4,809,708

Tennessee – 0.04%

New Memphis Arena Public
Building Authority
0.000%, 04/01/2044 (h)	1,800,000	635,452
0.000%, 04/01/2045 (h)	2,000,000	666,683
0.000%, 04/01/2046 (h)	1,700,000	536,026
		1,838,161

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas – 3.24%

Board of Regents of the
University of Texas System
5.134%, 08/15/2042	$2,710,000	$2,845,697

City of Dallas, TX
0.000%, 02/15/2031 (h)	10,000,000	6,647,720
0.000%, 02/15/2032 (h)	15,000,000	9,450,945

City of Dallas, TX Waterworks &
Sewer System Revenue
2.772%, 10/01/2040	6,525,000	4,922,909

City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,254,498

City of Houston, TX
3.961%, 03/01/2047	8,300,000	7,272,556
5.508%, 03/01/2036	5,400,000	5,603,725
5.538%, 03/01/2037	4,100,000	4,279,648
6.290%, 03/01/2032	860,000	906,167

City of Houston, TX Airport
System Revenue
2.385%, 07/01/2031	18,335,000	15,166,109
6.880%, 01/01/2028	1,750,000	1,828,101

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,527,291

City of San Antonio, TX Electric &
Gas Systems Revenue
5.718%, 02/01/2041	5,645,000	6,032,910
5.985%, 02/01/2039	13,425,000	14,800,050

Colony Economic
Development Corp.
7.250%, 10/01/2042	5,000,000	4,821,666

County of Bexar, TX
2.863%, 06/15/2043	7,100,000	5,138,483

Dallas Fort Worth
International Airport
2.994%, 11/01/2038	16,480,000	13,749,452

Downtown Dallas
Development Authority
0.000%, 08/15/2036 (h)	6,730,000	3,155,022

Metropolitan Transit Authority
of Harris County Sales &
Use Tax Revenue
2.599%, 11/01/2037	17,015,000	12,993,493

New Hope Cultural Education
Facilities Corp.
4.000%, 08/01/2020 (e)(g)	169,148	—

North Texas Tollway Authority
3.000%, 01/01/2038	21,695,000	18,153,489
8.410%, 02/01/2030	4,973,000	5,544,606

Port of Beaumont Industrial
Development Authority
4.100%, 01/01/2028 (a)	7,000,000	5,565,034

Port of Houston Authority
3.000%, 10/01/2039	5,000,000	4,229,749

Stafford Municipal
School District
3.084%, 08/15/2041	1,525,000	1,205,497

Texas Transportation
Commission
2.013%, 10/01/2037	6,295,000	4,495,120
		165,589,937
Utah – 0.23%

County of Salt Lake, UT
Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,312,612

Utah Transit Authority
2.774%, 12/15/2038	9,785,000	7,492,641
		11,805,253
Virginia – 0.32%

County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,548,020

University of Virginia
6.200%, 09/01/2039	10,180,000	11,656,865
		16,204,885
Washington – 0.50%

County of King, WA
2.730%, 12/01/2041	5,000,000	3,745,346

King County Housing Authority
3.000%, 06/01/2040	3,005,000	2,422,591

NJB Properties
5.510%, 12/01/2036	7,320,000	7,620,740

Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039	16,810,000	11,975,958
		25,764,635
West Virginia – 0.08%

Tobacco Settlement Finance Authority
2.701%, 06/01/2030	4,770,000	3,955,373

Wisconsin – 0.19%

Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (h)	1,000,000	416,327

Public Finance Authority
4.153%, 05/15/2031	3,635,000	3,479,804
7.500%, 06/01/2029 (a)	5,750,000	5,617,908
		9,514,039
TOTAL MUNICIPAL BONDS
(Cost $1,370,612,054)		1,189,543,216

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

US GOVERNMENT
NOTES/BONDS – 6.00%

United States Treasury
Notes/Bonds
1.500%, 02/29/2024	$54,750,000	$52,832,031
2.375%, 02/15/2042	50,000,000	38,406,250
3.250%, 05/15/2042	25,000,000	22,061,524
3.375%, 08/15/2042	40,000,000	35,946,875
4.000%, 11/15/2042	160,000,000	157,425,000
TOTAL US GOVERNMENT
NOTES/BONDS
(Cost $321,723,519)		306,671,680

SHORT-TERM INVESTMENTS – 1.60%
First American Government
Obligations Fund –
Class X, 4.374% (l)	81,595,237	81,595,237
TOTAL SHORT-TERM
INVESTMENTS
(Cost $81,595,237)		81,595,237

Total Investments
(Cost $5,825,421,473) – 99.44%		5,079,906,254

Other Assets in Excess
of Liabilities – 0.56%		28,828,158

TOTAL NET ASSETS – 100.00%		$5,108,734,412

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2023.
(c)	Foreign issued security.
(d)	Perpetual maturity. The date referenced is the next call date.
(e)	Represents an illiquid security. The total market value of these securities was $34,014,037, representing 0.67% of net assets as of February 28, 2023.
(f)	Variable rate security; the rate shown represents the rate at February 28, 2023. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at February 28, 2023.
(h)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(i)	Step-up bond; the rate shown represents the rate at February 28, 2023.
(j)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(k)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(l)	Seven day yield at February 28, 2023.
Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate
TSFR3M	3 Month Term Secured Overnight Financing Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 5.65%

Freddie Mac Multifamily ML Certificates
0.953%, 07/25/2036	$85,654,797	$5,033,932
0.984%, 09/25/2036	54,245,577	3,860,658
2020-ML07, 2.015%,
10/25/2036 (a)(b)(c)	15,294,590	2,305,354
2019-ML06, 1.133%,
06/25/2037 (b)(c)	10,717,487	917,095
2021-ML08, 1.861%,
07/25/2037 (b)(c)	18,071,334	2,502,518
2021-ML10, 2.057%,
01/25/2038 (b)(c)	14,246,352	2,321,871
2021-ML11, 0.769%,
03/25/2038 (a)(b)(c)	92,573,910	5,438,717
2021-ML10, 1.518%,
06/25/2038 (a)(b)(c)	51,024,239	6,245,367
2021-ML09, 1.490%,
02/25/2040 (a)(b)(c)	25,158,435	3,227,827
2021-ML12, 1.222%,
07/25/2041 (b)(c)	19,267,067	1,971,984
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $35,356,850)		33,825,323

NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 1.41%

California Housing Finance Agency
2021-2, 0.844%, 03/25/2035 (c)	31,940,374	1,714,559
0.797%, 11/20/2035 (c)	42,367,783	2,268,795
2021-3, 0.789%, 08/20/2036 (c)	25,802,841	1,408,835

Washington State Housing
Finance Commission
0.726%, 12/20/2035 (c)	62,135,742	3,061,428
TOTAL NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $9,479,997)		8,453,617

MUNICIPAL BONDS – 88.66%

Alabama – 2.15%

Black Belt Energy Gas District
5.250%, 02/01/2053	4,000,000	4,223,329
5.500%, 11/01/2053	2,345,000	2,477,384

Lower Alabama Gas District
5.000%, 09/01/2034	2,840,000	2,997,319

Southeast Energy Authority A
Cooperative District
5.500%, 01/01/2053	3,000,000	3,216,990
		12,915,022
Alaska – 0.75%

Alaska Industrial Development &
Export Authority
5.250%, 06/01/2045	2,735,000	2,717,810

CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,763,694
		4,481,504
Arizona – 4.14%

Arizona Industrial
Development Authority
1.500%, 07/01/2023	150,000	147,799
1.800%, 07/01/2024	175,000	165,708
3.250%, 07/01/2031	2,000,000	1,714,753

City of Phoenix, AZ Civic
Improvement Corp.
5.000%, 07/01/2043	7,645,000	8,439,488

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023 (a)	100,000	100,516

Industrial Development Authority
of the City of Phoenix
4.000%, 07/01/2026 (a)	2,475,000	2,402,002
5.000%, 07/01/2045 (a)	4,000,000	3,681,637
6.750%, 07/01/2044 (a)	3,000,000	3,059,524

Park Central Community
Facilities District
4.375%, 07/01/2024	820,000	809,362

State of Arizona Distribution Revenue
5.500%, 07/01/2038	2,000,000	2,418,072
5.500%, 07/01/2042	1,545,000	1,866,795
		24,805,656
California – 11.75%

California County Tobacco
Securitization Agency
5.000%, 06/01/2033	1,950,000	2,089,255

California Educational
Facilities Authority
5.000%, 03/15/2039	1,015,000	1,181,056

California Health Facilities
Financing Authority
5.000%, 11/01/2047	4,250,000	4,820,234

California Municipal
Finance Authority
4.000%, 12/01/2026 (a)	1,500,000	1,415,756

California Pollution Control
Financing Authority
5.000%, 07/01/2037 (a)	1,750,000	1,815,586
5.000%, 07/01/2038 (a)	1,000,000	1,032,484

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 11.75% (Cont.)

California Public Finance Authority
2.875%, 05/15/2027 (a)	$1,125,000	$1,007,963

City of San Diego, CA Tobacco
Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,205,000	1,161,533

Coachella Valley Unified
School District
0.000%, 08/01/2034 (d)	1,145,000	748,767
0.000%, 08/01/2035 (d)	615,000	379,730
0.000%, 08/01/2043 (d)	1,015,000	398,565

El Rancho Unified School District
0.000%, 08/01/2035 (d)	310,000	189,554

Encinitas Union School District
6.750%, 08/01/2035	1,070,000	1,362,427

Fowler Unified School District
5.500%, 08/01/2053	4,945,000	5,630,843

Freddie Mac Multifamily
ML Certificates
0.247%, 11/25/2033 (b)(c)	46,361,499	801,127

Gateway Unified School District
0.000%, 08/01/2037 (d)	1,725,000	935,120

Inland Empire Tobacco
Securitization Corp.
3.678%, 06/01/2038	2,935,000	2,718,994

M-S-R Energy Authority
6.500%, 11/01/2039	2,635,000	3,143,382
6.500%, 11/01/2039	3,505,000	4,181,235

Newport Mesa Unified
School District
0.000%, 08/01/2037 (d)	100,000	56,716

Oceanside Unified School District
0.000%, 08/01/2035 (d)	135,000	83,051
0.000%, 08/01/2036 (d)	175,000	101,264
0.000%, 08/01/2037 (d)	775,000	422,505

Placentia-Yorba Linda
Unified School District
0.000%, 08/01/2041 (d)	5,325,000	2,367,250

Poway Unified School District
0.000%, 08/01/2037 (d)	6,320,000	3,518,423
0.000%, 08/01/2038 (d)	5,425,000	2,862,683
0.000%, 08/01/2046 (d)	12,000,000	3,926,713

San Bernardino, CA City
Unified School District
0.000%, 08/01/2035 (d)	180,000	110,332

San Bernardino, CA
Community College District
0.000%, 08/01/2038 (d)	150,000	78,420
0.000%, 08/01/2044 (d)	12,485,000	4,729,861

San Diego, CA Unified
School District
0.000%, 07/01/2037 (d)	510,000	282,910
0.000%, 07/01/2038 (d)	1,600,000	839,034
0.000%, 07/01/2040 (d)	7,215,000	3,379,328
0.000%, 07/01/2041 (d)	2,115,000	1,880,285

San Leandro, CA Unified
School District
0.000%, 08/01/2039 (d)	2,175,000	2,014,355

San Mateo, CA Union High
School District
0.000%, 09/01/2041 (d)	1,360,000	1,270,775

Santa Barbara, CA Secondary
High School District
0.000%, 08/01/2036 (d)	335,000	188,722
0.000%, 08/01/2040 (d)	1,605,000	743,143

St. Helena Unified School District
0.000%, 06/01/2036 (d)	2,805,000	3,171,411

West Contra Costa Unified
School District
0.000%, 08/01/2036 (d)	5,780,000	3,393,316
		70,434,108
Colorado – 2.81%

City & County of Denver CO
Airport System Revenue
5.750%, 11/15/2036	6,180,000	7,347,924
5.750%, 11/15/2041	5,325,000	6,005,248

City of Fruita, CO
Healthcare Revenue
5.000%, 01/01/2028	700,000	658,990

Public Authority for Colorado Energy
6.500%, 11/15/2038	2,390,000	2,848,828
		16,860,990
Connecticut – 0.66%

State of Connecticut
5.000%, 11/15/2037	1,010,000	1,131,641

State of Connecticut
Special Tax Revenue
5.250%, 07/01/2040	2,500,000	2,824,410
		3,956,051
Delaware – 0.60%

University of Delaware
5.000%, 11/01/2038	1,595,000	1,852,040
5.000%, 11/01/2039	1,510,000	1,751,697
		3,603,737

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

District of Columbia – 0.89%

District of Columbia
5.500%, 07/01/2047	$4,750,000	$5,348,332

Florida – 9.52%

Bay County School Board
5.500%, 07/01/2041	1,315,000	1,456,765
5.500%, 07/01/2042	1,300,000	1,429,385

Capital Trust Agency, Inc.
5.000%, 08/01/2040	170,000	171,193

City of Jacksonville, FL
5.250%, 10/01/2037	6,000,000	6,741,518

County of Miami-Dade, FL
0.000%, 10/01/2041 (d)	1,375,000	578,188
0.000%, 10/01/2042 (d)	985,000	389,941
0.000%, 10/01/2045 (d)	4,500,000	1,612,248

County of Miami-Dade, FL
Seaport Department
5.000%, 10/01/2036	1,300,000	1,384,721
5.000%, 10/01/2038	3,870,000	4,083,684

County of Miami-Dade, FL
Transit System
5.000%, 07/01/2047	7,500,000	8,104,706

County of Pasco, FL
Sales Tax Revenue
5.000%, 10/01/2042	4,240,000	4,581,953

County of Sarasota, FL
Utility System Revenue
5.250%, 10/01/2047	2,500,000	2,789,298

County of Seminole, FL
5.250%, 10/01/2039	3,520,000	3,943,449

Florida Development Finance Corp.
5.000%, 09/15/2040 (a)	2,050,000	1,773,394
5.500%, 09/15/2025 (a)	1,095,000	1,069,128
6.500%, 01/01/2049 (a)	1,735,000	1,594,944

Palm Beach County School District
5.250%, 08/01/2036	1,750,000	1,983,150
5.250%, 08/01/2040	3,500,000	3,908,554

Sarasota County, FL School Board
5.000%, 07/01/2036	800,000	927,904
5.000%, 07/01/2037	875,000	996,069

School District of Broward County
5.000%, 07/01/2047	7,000,000	7,541,734
		57,061,926
Georgia – 0.68%

Americus & Sumter County
Hospital Authority
5.125%, 05/15/2023	90,000	90,071

City of Conyers, GA
4.300%, 03/01/2031 (e)	1,185,000	1,010,008

Main Street Natural Gas, Inc.
5.000%, 07/01/2053	2,000,000	2,114,914

Walton County Water &
Sewer Authority
5.250%, 02/01/2047	785,000	871,240
		4,086,233
Hawaii – 1.26%

City & County Honolulu, HI
Wastewater System Revenue
5.000%, 07/01/2042	6,855,000	7,553,028

Illinois – 3.42%

City of Joliet, IL
5.500%, 12/15/2042	2,250,000	2,538,660

County of Cook, IL Sales
Tax Revenue
5.250%, 11/15/2045	5,000,000	5,345,509

DuPage County School
District No. 58 Downers Grove
5.000%, 12/15/2036	1,000,000	1,139,484
5.000%, 12/15/2037	1,845,000	2,058,276
5.250%, 12/15/2038	85,000	96,098

Metropolitan Pier &
Exposition Authority
0.000%, 12/15/2036 (d)	6,500,000	3,421,961

State of Illinois Sales Tax Revenue
6.000%, 06/15/2026	1,575,000	1,684,432

Will County School
District No. 114 Manhattan
5.500%, 01/01/2045	3,765,000	4,191,666
		20,476,086
Indiana – 6.38%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	511,582

Clark-Pleasant Community
School Building Corp.
5.250%, 01/15/2042	2,500,000	2,779,465

Fort Wayne Redevelopment
Authority
5.000%, 12/15/2041	2,040,000	2,214,548

Franklin Township-Marion County
Multiple School Building Corp.
5.000%, 07/15/2040	4,520,000	4,919,724

Greater Clark Building Corp.
6.000%, 07/15/2038	1,855,000	2,216,002
6.000%, 01/15/2042	5,260,000	6,265,919

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Indiana – 6.38% (Cont.)

Indiana Finance Authority
5.000%, 01/01/2042	$1,000,000	$1,058,542

IPS Multi-School Building Corp.
5.500%, 07/15/2042	1,250,000	1,393,296

Lake Ridge Multi-School
Building Corp.
5.500%, 07/15/2040	1,500,000	1,677,368

Merrillville Multi School
Building Corp.
5.000%, 01/15/2042	8,890,000	9,543,412

Tippecanoe County School
Building Corp.
6.000%, 01/15/2042	4,740,000	5,658,978
		38,238,836
Iowa – 0.89%

Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	5,435,000	5,321,298

Kentucky – 1.18%

County of Trimble, KY
1.300%, 09/01/2044	3,500,000	2,900,396

Kentucky Economic Development
Finance Authority
5.000%, 05/15/2026	815,000	789,886

Kentucky State Property &
Building Commission
5.250%, 06/01/2037	3,010,000	3,363,696
		7,053,978
Louisiana – 0.11%

Tobacco Settlement Financing Corp.
5.250%, 05/15/2033	645,000	645,570

Maryland – 1.02%

Maryland Stadium Authority
5.000%, 05/01/2050	5,750,000	6,107,493

Michigan – 6.39%

City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,165,695
5.000%, 04/01/2046	1,850,000	1,747,398

Clarkston Community Schools
5.000%, 05/01/2037	345,000	387,994
5.000%, 05/01/2038	535,000	597,263

Garden City School District, MI
5.000%, 05/01/2046	1,505,000	1,607,074
5.000%, 05/01/2048	1,640,000	1,740,496

Great Lakes Water Authority Sewage
Disposal System Revenue
5.250%, 07/01/2042	9,905,000	10,829,304

Great Lakes Water Authority Water
Supply System Revenue
5.250%, 07/01/2042	3,000,000	3,260,497

Hemlock Public School District
5.000%, 05/01/2045	1,200,000	1,293,369

Holly Area School District
5.250%, 05/01/2048	8,235,000	9,139,759

Kalamazoo Economic
Development Corp.
2.625%, 05/15/2025	115,000	109,561

Michigan Finance Authority
3.267%, 06/01/2039	6,000,000	5,180,916
3.875%, 10/01/2023	250,000	249,115
		38,308,441
Minnesota – 0.51%

City of Minneapolis, MN
5.750%, 07/01/2055	2,000,000	1,956,725

City of Rochester, MN
5.000%, 11/15/2035	635,000	747,298

University of Minnesota
5.000%, 08/01/2036	300,000	359,575
		3,063,598
Missouri – 0.46%

City of St Louis, MO Airport Revenue
5.000%, 07/01/2036	500,000	561,652
5.000%, 07/01/2037	600,000	667,528
5.000%, 07/01/2038	380,000	418,964

St. Louis County Industrial
Development Authority
5.125%, 09/01/2048	1,250,000	1,106,600
		2,754,744
Nebraska – 0.35%

Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,112,640

Nevada – 0.55%

Las Vegas Convention &
Visitors Authority
5.000%, 07/01/2038	3,000,000	3,270,442

New Hampshire – 0.58%

New Hampshire Business
Finance Authority
0.719%, 10/20/2036	68,226,849	3,489,803

New Jersey – 1.50%

Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,055,450

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New Jersey – 1.50% (Cont.)

New Jersey Economic
Development Authority
5.500%, 01/01/2027	$300,000	$304,188

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2037 (d)	395,000	205,807
0.000%, 12/15/2038 (d)	1,125,000	557,212
0.000%, 12/15/2030 (d)	1,870,000	1,440,611
0.000%, 12/15/2039 (d)	5,000,000	2,239,053
5.250%, 06/15/2036	1,900,000	2,105,578

Tobacco Settlement
Financing Corp.
5.000%, 06/01/2033	1,035,000	1,106,218
		9,014,117
New York – 4.72%

Build NYC Resource Corp.
4.000%, 06/15/2031	600,000	563,160
4.000%, 06/15/2041	1,350,000	1,107,380

City of New York, NY
5.250%, 10/01/2041	2,500,000	2,802,136

New York City Transitional Finance
Authority Future Tax Secured Revenue
5.250%, 08/01/2042	5,000,000	5,573,759
5.500%, 11/01/2045	9,825,000	11,124,256

New York State Dormitory Authority
2.742%, 07/01/2036	450,000	332,511
5.000%, 10/01/2048	4,000,000	4,493,800

Triborough Bridge & Tunnel Authority
5.000%, 05/15/2043	2,105,000	2,293,756
		28,290,758
North Carolina – 3.98%

City of Charlotte, NC
Airport Revenue
5.000%, 07/01/2042	5,035,000	5,506,114

City of Charlotte, NC Water &
Sewer System Revenue
5.000%, 07/01/2035	2,655,000	3,223,479

Town of Clayton NC Water &
Sewer Revenue
5.000%, 08/01/2038	925,000	1,043,303

University of North Carolina at
Chapel Hill
5.000%, 02/01/2045	2,960,000	3,325,295
5.000%, 02/01/2049	8,375,000	9,367,491

Watauga Public Facilities Corp.
5.250%, 06/01/2042	1,250,000	1,400,604
		23,866,286
North Dakota – 0.33%

City of Larimore, ND
0.850%, 05/01/2024	2,000,000	1,905,416

City of Mandan, ND
2.750%, 09/01/2041	80,000	79,965
		1,985,381
Ohio – 0.10%

Ohio Higher Educational
Facility Commission
3.750%, 12/01/2023	615,000	601,648

Oregon – 0.22%

Hospital Facilities Authority of
Multnomah County Oregon
0.950%, 06/01/2027	1,000,000	868,716

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	452,894
		1,321,610
Pennsylvania – 3.97%

Allegheny County Sanitary Authority
5.750%, 06/01/2047	6,835,000	7,815,509

Bucks County Water and
Sewer Authority
5.000%, 12/01/2036	380,000	430,930
5.000%, 12/01/2037	425,000	473,317

City of Philadelphia, PA Water &
Wastewater Revenue
5.500%, 06/01/2047	5,355,000	5,897,607

Delaware Valley Regional
Finance Authority
3.939% (1 Month LIBOR USD +
0.880%), 09/01/2048	1,000,000	995,908

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	763,871

Pennsylvania Turnpike Commission
5.250%, 12/01/2041	1,000,000	1,111,344
5.250%, 12/01/2042	1,000,000	1,104,358
6.375%, 12/01/2038	2,000,000	2,263,316

Southeastern Pennsylvania
Transportation Authority
5.250%, 06/01/2041	2,585,000	2,911,913
		23,768,073
Puerto Rico – 1.41%

Children’s Trust Fund
5.375%, 05/15/2033	50,000	50,016

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Puerto Rico – 1.41% (Cont.)

Commonwealth of Puerto Rico
0.000%, 07/01/2024 (d)	$49,219	$46,197
0.000%, 07/01/2033 (d)	189,697	108,084
0.000%, 11/01/2043 (d)	696,364	300,307
4.000%, 07/01/2033	147,407	132,086
4.000%, 07/01/2035	132,497	116,054
4.000%, 07/01/2037	113,718	97,253
4.000%, 07/01/2041	154,613	127,721
4.000%, 07/01/2046	160,797	128,043
5.250%, 07/01/2023	81,902	82,140
5.375%, 07/01/2025	164,169	166,686
5.625%, 07/01/2027	162,682	168,054
5.625%, 07/01/2029	160,042	166,988
5.750%, 07/01/2031	155,448	163,625

GDB Debt Recovery Authority of
Puerto Rico
7.500%, 08/20/2040	3,093,245	2,598,326

Puerto Rico Highway &
Transportation Authority
5.850%, 03/01/2027 (e)	1,395,000	1,397,790

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue
0.000%, 07/01/2024 (d)	1,543,000	1,454,615
0.000%, 07/01/2029 (d)	1,589,000	1,178,515
		8,482,500
Rhode Island – 0.62%

Rhode Island Health and Educational
Building Corp.
5.500%, 05/15/2042	3,335,000	3,727,963

South Carolina – 1.34%

County of Horry, SC
5.250%, 09/01/2047	4,000,000	4,343,312

South Island Public
Service District, SC
5.250%, 04/01/2042	3,325,000	3,679,062
		8,022,374
Tennessee – 0.72%

Metropolitan Nashville
Airport Authority
5.250%, 07/01/2035	1,500,000	1,654,640
5.500%, 07/01/2036	1,125,000	1,259,707
5.500%, 07/01/2037	1,250,000	1,390,635
		4,304,982
Texas – 8.23%

Board of Regents of the
University of Texas System
5.000%, 08/15/2049	5,670,000	6,527,671

Celina Independent School District
5.000%, 02/15/2047	5,000,000	5,477,894

City of Austin, TX Water &
Wastewater System Revenue
5.000%, 11/15/2040	1,225,000	1,368,592
5.000%, 11/15/2041	1,700,000	1,888,249

Clifton Higher Education
Finance Corp.
6.000%, 03/01/2029	30,000	30,251

Colony Economic
Development Corp.
7.250%, 10/01/2042	1,500,000	1,446,500

Colony Local Development Corp.
7.250%, 10/01/2033	700,000	703,815

County of Harris, TX
3.929% (3 Month LIBOR USD +
0.670%), 08/15/2035	1,020,000	938,220

Lower Colorado River Authority
5.500%, 05/15/2047	5,000,000	5,350,674

Melissa Independent School District
5.000%, 02/01/2047	6,000,000	6,497,271

North Texas Tollway Authority
5.250%, 01/01/2038	4,060,000	4,549,464

Port of Beaumont Industrial
Development Authority
4.100%, 01/01/2028 (a)	3,000,000	2,385,014

Pottsboro Higher Education
Finance Corp.
2.000%, 08/15/2040	775,000	532,249

Van Alstyne Independent
School District
5.000%, 02/15/2047	5,935,000	6,536,957

West Harris County Regional
Water Authority
5.500%, 12/15/2042	4,500,000	5,065,622
		49,298,443
Utah – 1.86%

Wasatch County School District
Local Building Authority
5.500%, 06/01/2047	7,570,000	8,429,243

Wildflower Improvement Association
6.625%, 03/01/2031 (a)(e)	2,895,549	2,750,105
		11,179,348
Virginia – 0.34%

County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,028,103

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Washington – 1.94%

Central Puget Sound Regional
Transit Authority
5.000%, 11/01/2046	$10,000,000	$11,234,161

Washington State Housing
Finance Commission
5.000%, 01/01/2055 (a)	500,000	369,099
		11,603,260
Wisconsin – 0.33%

Public Finance Authority
7.500%, 06/01/2029 (a)	2,000,000	1,954,055
TOTAL MUNICIPAL BONDS
(Cost $541,421,160)		531,398,417

SHORT-TERM INVESTMENT- 4.12%
First American Government
Obligations Fund –
Class X, 4.364% (f)	24,717,256	24,717,256
TOTAL SHORT-TERM INVESTMENT
(Cost $24,717,256)		24,717,256

Total Investments
(Cost $610,975,263) – 99.84%		598,394,613

Other Assets in Excess
of Liabilities – 0.16%		953,352

TOTAL NET ASSETS – 100.00%		$599,347,965

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2023. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a security issued at a discount to its face value but pays no interest.
(e)	Represents an illiquid security. The total market value of these securities was $5,157,903, representing 0.86% of net assets as of February 28, 2023.
(f)	Seven day yield at February 28, 2023.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES – 8.19%

American Credit Acceptance
Receivables Trust
2022-3, 4.860%, 10/13/2028 (a)	$1,000,000	$976,411

Exeter Automobile
Receivables Trust
2021-2A, 2.900%, 07/17/2028 (a)	1,500,000	1,319,307
2022-2A, 3.850%, 07/17/2028	1,000,000	963,244
2022-4A, 4.920%, 12/15/2028	1,100,000	1,077,011

GLS Auto Receivables Issuer Trust
2022-3A, 4.920%, 01/15/2027 (a)	1,000,000	984,366
2020-2A, 7.480%, 04/15/2027 (a)	1,225,000	1,238,521

Westlake Automobile
Receivables Trust
2023-1A, 5.740%, 08/15/2028 (a)	1,000,000	997,713
TOTAL ASSET BACKED SECURITIES
(Cost $7,650,062)		7,556,573

COLLATERALIZED LOAN
OBLIGATIONS – 13.38%

Apidos CLO XII
2013-12A, 10.192% (3 Month LIBOR USD + 5.400%),

04/15/2031 (a)(b)(c)	1,000,000	857,419

Apidos CLO XXXI
2019-31A, 11.392% (3 Month LIBOR USD + 6.600%),

04/15/2031 (a)(b)(c)	1,000,000	912,499

Ares XXXIX CLO Ltd.
2016-39A, 8.145% (3 Month LIBOR USD + 3.350%),

04/18/2031 (a)(b)(c)	1,000,000	911,956

Ares XXXVII CLO Ltd.
2015-4A, 7.442% (3 Month LIBOR USD + 2.650%),

10/15/2030 (a)(b)(c)	1,000,000	912,719

Burnham Park Clo Ltd.
2016-1A, 7.658% (3 Month LIBOR USD + 2.850%),

10/20/2029 (a)(b)(c)	1,000,000	933,984

Buttermilk Park CLO Ltd.
2018-1A, 7.892% (3 Month LIBOR USD + 3.100%),

10/15/2031 (a)(b)(c)	1,000,000	922,017

Cayuga Park CLO Ltd.
2020-1A, 10.792% (3 Month LIBOR USD + 6.000%),

07/17/2034 (a)(b)(c)	1,250,000	1,127,817

Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 9.508% (3 Month LIBOR USD + 4.700%),

11/28/2030 (a)(b)(c)	1,000,000	885,453

GoldentTree Loan Management
US CLO 1 Ltd.
2021-9A, 7.708% (3 Month LIBOR USD + 2.900%),

01/20/2033 (a)(b)(c)	500,000	455,711

LCM Loan Income Fund I Income
Note Issuer Ltd.
27A, 10.392% (3 Month LIBOR USD +
5.600%), 07/16/2031 (a)(b)(c)	500,000	369,825

LCM XVIII LP
18A, 10.758% (3 Month LIBOR USD +
5.950%), 04/20/2031 (a)(b)(c)	650,000	481,514

LCM XXII Ltd.
22A, 7.608% (3 Month LIBOR USD + 2.800%),

10/20/2028 (a)(b)(c)	895,000	782,662

Magnetite XV Ltd.
2015-15A, 10.121% (TSFR3M + 5.462%),

07/25/2031 (a)(b)(c)	1,000,000	890,660

Neuberger Berman Loan
Advisers CLO 33 Ltd.
2019-33A, 7.692% (3 Month LIBOR USD + 2.900%),

10/16/2033 (a)(b)(c)	1,000,000	945,975

Neuberger Berman Loan
Advisers CLO 35 Ltd.
2019-35A, 11.798% (3 Month LIBOR
USD + 7.000%), 01/19/2033 (a)(b)(c)	1,000,000	948,546
TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $12,589,311)		12,338,757

CORPORATE BONDS – 36.77%

Diversified Consumer Services – 1.09%

Prime Security Services Borrower, LLC
3.375%, 08/31/2027 (a)	1,163,000	1,007,182

Diversified Financial Services – 0.21%

Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR +
1.965%, 06/01/2036 (a)(b)	250,000	195,728

Automobile Dealers – 0.93%

Ken Garff Automotive LLC
4.875%, 09/15/2028 (a)	1,000,000	862,252

Banks – 8.27%

Banner Corp.
5.000% to 6/30/2025 then TSFR3M +
4.890%, 06/30/2030 (b)	1,000,000	934,320

Barclays PLC
6.125% (5 Year CMT Rate + 5.867%),
09/15/2166 (b)(c)(d)	1,000,000	943,250

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Banks – 8.27% (Cont.)

Deutsche Bank AG
7.079% to 11/10/2032 then SOFR +
3.650%, 02/10/2034 (b)(c)	$1,000,000	$972,164

National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%),
01/12/2037 (a)(b)(c)	1,000,000	798,998

Renasant Corp.
3.000% to 12/01/2026 then SOFR +
1.910%, 12/01/2031 (b)	750,000	636,169

Synovus Financial Corp.
5.900% (5 Year Swap Rate USD +
3.379%), 02/07/2029 (b)	1,000,000	986,451

Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%),
05/06/2031 (b)	1,000,000	898,907

Western Alliance Bank
5.250% to 06/01/2025 then SOFR +
5.120%, 06/01/2030 (b)	1,500,000	1,449,458

Building Products – 2.01%

Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	1,000,000	814,352

TopBuild Corp.
3.625%, 03/15/2029 (a)	1,250,000	1,043,103

Capital Markets – 1.25%

Ares Capital Corp.
3.200%, 11/15/2031	1,080,000	823,200

MSCI, Inc.
3.625%, 11/01/2031 (a)	400,000	334,122

Consumer Finance – 2.43%

Ally Financial, Inc.
6.700%, 02/14/2033	1,250,000	1,187,683

OneMain Finance Corp.
5.375%, 11/15/2029	1,250,000	1,054,400

Electrical Equipment – 1.06%

Regal Rexnord Corp.
6.300%, 02/15/2030 (a)	1,000,000	977,790

Electronic Equipment, Instruments &
Components – 0.94%

CDW Finance Corp.
3.276%, 12/01/2028	1,000,000	863,518

Equity Real Estate Investment
Trusts (REITs) – 0.42%

American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	500,000	385,358

Healthcare Providers & Services – 0.89%

Centene Corp.
3.000%, 10/15/2030	1,000,000	816,413

Household Durables – 2.97%

Century Communities, Inc.
3.875%, 08/15/2029 (a)	1,000,000	818,440

M/I Homes, Inc.
3.950%, 02/15/2030	1,300,000	1,055,480

Meritage Homes Corp.
3.875%, 04/15/2029 (a)	1,000,000	868,510

Information Technology – 1.21%

Dell International LLC
8.100%, 07/15/2036	1,000,000	1,115,637

Machinery – 0.90%

Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	1,000,000	831,290

Media – 2.59%

CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	1,500,000	1,218,225

Sirius XM Radio, Inc.
3.875%, 09/01/2031 (a)	1,500,000	1,167,615

Nondepository Credit
Intermediation – 1.37%

Ford Motor Credit Co LLC
7.350%, 03/06/2030	1,250,000	1,267,338

Road & Rail – 1.22%

ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	1,000,000	1,127,446

Software – 1.98%

Open Text Corp.
6.900%, 12/01/2027 (a)(c)	1,000,000	1,010,900

Oracle Corp.
3.850%, 07/15/2036	1,000,000	813,583

Specialty Retail – 3.03%

AutoNation, Inc.
3.850%, 03/01/2032	1,000,000	838,500

Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	1,300,000	1,117,518

Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	1,000,000	833,785

Utilities – 1.08%

CoServ Securitization LLC
2022, 5.321%, 02/15/2048 (a)	1,000,000	995,900

Wireless Telecommunication
Services – 0.92%

T-Mobile USA, Inc.
2.625%, 02/15/2029	1,000,000	851,521
TOTAL CORPORATE BONDS
(Cost $35,366,590)		33,916,506

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 6.26%

Alternative Loan Trust
2004-24CB, 6.000%, 11/25/2034	$1,392,181	$1,376,164

Banc of America Alternative Loan Trust
2006-2, 6.500%, 03/25/2036	1,484,801	1,196,586

CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%),

12/25/2036 (b)	351,998	149,230
2007-HY5, 4.029%, 09/25/2037 (e)	228,287	194,044

Credit Suisse First Boston Mortgage
Securities Corp.
2005-11, 5.500%, 12/25/2035	355,648	153,179

Freddie Mac STACR REMIC Trust
2021-DNA5, 7.534%
(SOFR30A + 3.050%),
01/25/2034 (a)(b)	1,000,000	947,759

Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(f)	350,000	303,277

WaMu Mortgage Pass-Through
Certificates Series Trust
2006-AR12, 3.806%, 10/25/2036 (e)	1,626,551	1,456,140
TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $6,130,971)		5,776,379

NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 16.26%

BANK
2020-BNK29, 2.500%, 11/15/2053 (a)	850,000	496,355
2022-BNK40, 2.500%, 03/15/2064 (a)	500,000	272,759
2021-BNK35, 2.902%, 06/15/2064 (e)	1,000,000	720,095

BBCMS Mortgage Trust
2022-C17, 1.152%, 09/15/2055 (e)(g)
	14,987,322	1,215,168

Benchmark Mortgage Trust
2021-B23, 1.271%, 02/15/2054 (e)(g)
	14,889,504	1,020,050
2021-B27, 1.488%, 07/15/2054 (a)(e)(g)
	15,000,000	1,448,665

Citigroup Commercial Mortgage Trust
2016-C1, 4.942%, 05/10/2049 (e)	1,000,000	916,546

Freddie Mac Multifamily
Structured Credit Risk
2021-MN3, 8.484% (SOFR30A +
4.000%), 11/25/2051 (a)(b)	1,000,000	896,781

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)(h)
	478,000	325,164

Morgan Stanley Bank of America
Merrill Lynch Trust
2017-C34, 2.700%, 11/15/2052 (a)	1,000,000	635,285

Morgan Stanley Capital I Trust
2017-H1, 4.281%, 06/15/2050 (e)	1,500,000	1,313,087
2017-HR2, 4.320%, 12/15/2050 (e)	1,400,000	1,223,176
2019-H7, 3.000%, 07/15/2052 (a)	1,000,000	662,879

Wells Fargo Commercial
Mortgage Trust
2015-C28, 4.083%, 05/15/2048 (e)	1,000,000	842,482
2016-C37, 3.187%, 12/15/2049 (a)(e)	1,000,000	752,042
2018-C43, 4.514%, 03/17/2051	1,250,000	1,063,226
2019-C52, 1.109%, 08/15/2052 (e)(g)	7,000,000	396,302
2019-C52, 3.561%, 08/15/2052	1,000,000	793,903
TOTAL NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $16,385,902)		14,993,965

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 4.92%

Freddie Mac Multifamily Structured
Pass Through Certificates
K072, 0.368%, 12/25/2027 (e)(g)	72,021,101	1,074,015
K098, 1.392%, 08/25/2029 (e)(g)	7,575,000	565,059
K118, 0.959%, 09/25/2030 (e)(g)	20,833,318	1,158,262
K130, 1.037%, 06/25/2031 (e)(g)	18,476,924	1,220,429
K141, 0.305%, 02/25/2032 (e)(g)	22,197,552	517,254
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $4,829,617)		4,535,019

MUNICIPAL BONDS – 6.39%

California – 1.17%

City of Santa Ana, CA
1.869%, 08/01/2029	500,000	406,445

East Side Union High School District
5.320%, 04/01/2036	240,000	237,222

Peralta Community College District
0.000%, 08/05/2031 (i)	500,000	432,322
		1,075,989
Illinois – 1.20%

Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (i)	1,000,000	526,456
0.000%, 06/15/2038 (i)	1,250,000	577,959
		1,104,415
New York – 0.67%

New York Liberty Development Corp.
2.250%, 02/15/2041	900,000	618,348

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2023 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Pennsylvania – 0.85%

Pennsylvania Turnpike Commission
3.000%, 12/01/2042	$1,000,000	$781,897

Puerto Rico – 0.72%

GDB Debt Recovery Authority of
Puerto Rico
7.500%, 08/20/2040	790,925	664,377

Tennessee – 0.66%

New Memphis Arena Public
Building Authority
0.000%, 04/01/2043 (i)	1,625,000	607,101

Texas – 0.86%

Port of Beaumont Industrial
Development Authority
4.100%, 01/01/2028 (a)	1,000,000	795,004

Wisconsin – 0.26%

Public Finance Authority
7.500%, 06/01/2029 (a)	250,000	243,553
TOTAL MUNICIPAL BONDS
(Cost $6,130,606)		5,890,684

US GOVERNMENT NOTES/BONDS – 3.30%

United States Treasury Notes/Bonds
3.375%, 08/15/2042	1,200,000	1,078,406
4.000%, 11/15/2042	2,000,000	1,967,813
TOTAL US GOVERNMENT
NOTES/BONDS (Cost $3,069,383)		3,046,219

SHORT-TERM INVESTMENTS – 4.57%
First American Government
Obligations Fund –
Class X, 4.364% (j)	4,216,202	4,216,202
TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,216,202)		4,216,202

Total Investments
(Cost $96,368,644) – 100.04%		92,270,304

Liabilities in Excess
of Other Assets – (0.04)%		(34,581)

TOTAL NET ASSETS – 100.00%		$92,235,723

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2023.
(c)	Foreign issued security.
(d)	Perpetual maturity. The date referenced is the next call date.
(e)	Variable rate security; the rate shown represents the rate at February 28, 2023. The coupon is based on an underlying pool of loans.
(f)	Step-up bond; the rate shown represents the rate at February 28, 2023.
(g)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(h)	Represents an illiquid security. The total market value of these securities was $325,164, representing 0.35% of net assets as of February 28, 2023.
(i)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(j)	Seven day yield at February 28, 2023.
Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate
TSFR3M	3 Month Term Secured Overnight Financing Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2023 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Investment Income
Interest income	$111,003,255	$12,496,444	$2,734,169
Total Investment Income	111,003,255	12,496,444	2,734,169

Expenses
Advisory fees	15,082,692	1,242,353	324,204
Sub-transfer agent fees – Institutional Class	2,212,753	—	—
Administration and accounting fees	985,768	132,340	26,835
Transfer agent fees and expenses	381,545	49,965	9,742
Distribution fees – Class C	156,139	—	—
Reports to shareholders	139,516	15,652	812
Custody fees	118,280	15,215	3,623
Federal and state registration fees	106,354	30,274	17,042
Service fees – Class C	52,046	—	—
Distribution fees – Class A	37,987	48,898	—
Audit and tax fees	20,718	10,679	10,679
Insurance expense	18,658	3,987	2,073
Sub-transfer agent fees – Class C	18,560	—	—
Legal fees	14,794	8,058	6,730
Sub-transfer agent fees – Class A	13,566	—	—
Trustees’ fees	9,583	9,583	9,583
Chief Compliance Officer fees	5,792	5,792	5,792
Other expenses	19,988	5,164	3,194
Total Expenses	19,394,739	1,577,960	420,309
Expense Reimbursement by Adviser	—	—	(19,106)
Net Expenses	19,394,739	1,577,960	401,203

Net Investment Income	91,608,516	10,918,484	2,332,966

Realized and Unrealized Loss on Investments
Net realized loss from:
Investments	(154,595,666)	(33,263,947)	(2,702,829)
Change in net unrealized
appreciation (depreciation) from investments	255,806	19,736,826	948,578
Net Realized and Unrealized Loss on Investments	(154,339,860)	(13,527,121)	(1,754,251)

Net Increase (Decrease) in
Net Assets from Operations	$(62,731,344)	$(2,608,637)	$578,715

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
From Operations
Net investment income	$91,608,516	$209,332,420
Net realized loss from investments	(154,595,666)	(132,925,876)
Change in net unrealized appreciation/(depreciation) from investments	255,806	(826,306,858)
Net decrease in net assets from operations	(62,731,344)	(749,900,314)

From Distributions
Net Distributions
Institutional Class	(101,774,124)	(222,486,617)
Class A	(590,319)	(1,124,676)
Class C	(644,857)	(1,457,632)
Net decrease in net assets resulting from distributions paid	(103,009,300)	(225,068,925)

From Capital Share Transactions
Proceeds from shares sold
Institutional Class	1,248,410,231	2,660,072,549
Class A	7,461,733	20,808,513
Class C	1,462,533	12,717,654
Shares issued in reinvestment of distributions declared
Institutional Class	89,189,590	197,355,016
Class A	570,391	1,117,606
Class C	643,955	1,455,550
Cost for shares redeemed
Institutional Class	(1,601,942,696)	(2,757,178,671)
Class A	(9,689,330)	(16,977,659)
Class C	(7,937,375)	(15,319,692)
Net increase/decrease in net assets
from capital share transactions	(271,830,968)	104,050,866

Total Decrease in Net Assets	(437,571,612)	(870,918,373)

Net Assets
Beginning of period	5,546,306,024	6,417,224,397
End of period	$5,108,734,412	$5,546,306,024

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
From Operations
Net investment income	$10,918,484	$17,122,863
Net realized loss from investments	(33,263,947)	(50,813,393)
Change in net unrealized appreciation/(depreciation) from investments	19,736,826	(69,361,094)
Net decrease in net assets from operations	(2,608,637)	(103,051,624)

From Distributions
Net Distributions
Institutional Class	(619,873)	(15,488,839)
Class A	(10,025,575)	(891,864)
Net decrease in net assets resulting from distributions paid	(10,645,448)	(16,380,703)

From Capital Share Transactions
Proceeds from shares sold
Institutional Class	210,448,774	418,242,304
Class A	8,274,891	28,238,385
Shares issued in reinvestment of distributions declared
Institutional Class	8,957,116	13,947,716
Class A	579,792	836,833
Cost for shares redeemed
Institutional Class	(313,001,512)	(468,786,042)
Class A	(18,594,771)	(31,852,481)
Net decrease in net assets from capital share transactions	(103,335,710)	(39,373,285)

Total Decrease in Net Assets	(116,589,795)	(158,805,612)

Net Assets
Beginning of period	715,937,760	874,743,372
End of period	$599,347,965	$715,937,760

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Credit Fund

	Six Months Ended
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
From Operations
Net investment income	$2,332,966	$1,685,100
Net realized gain (loss) from investments	(2,702,829)	(418,213)
Change in net unrealized appreciation (depreciation) from investments	948,578	(5,054,533)
Net increase (decrease) in net assets from operations	578,715	(3,787,646)

From Distributions
Net distributions – Institutional Class	(2,321,542)	(1,579,174)
Net decrease in net assets resulting from distributions paid	(2,321,542)	(1,579,174)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	31,804,690	87,543,695
Shares issued in reinvestment of distributions declared –
Institutional Class	2,275,806	1,567,536
Cost for shares redeemed – Institutional Class	(22,117,027)	(14,754,428)
Net increase in net assets from capital share transactions	11,963,469	74,356,803

Total Increase in Net Assets	10,220,642	68,989,983

Net Assets
Beginning of period	82,015,081	13,025,098
End of period	$92,235,723	$82,015,081

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2023	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Institutional Class Shares

Net Asset Value,
Beginning of Period	$19.89	$23.17	$22.99	$23.22	$22.21	$22.84

Income (loss) from
investment operations:
Net investment income(1)	0.35	0.72	0.78	0.82	0.83	0.94
Net realized and unrealized
gain (loss) on investments(2)	(0.52)	(3.22)	0.23	(0.18)	1.07	(0.50)
Total from investment operations	(0.17)	(2.50)	1.01	0.64	1.90	0.44

Less distributions paid:
From net investment income	(0.39)	(0.70)	(0.83)	(0.87)	(0.89)	(1.07)
From net realized gain on investments	—	(0.08)	—	—	—	—
Total distributions paid	(0.39)	(0.78)	(0.83)	(0.87)	(0.89)	(1.07)

Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (3)	0.00 (3)	0.00 (3)

Net Asset Value, End of Period	$19.33	$19.89	$23.17	$22.99	$23.22	$22.21

Total Return(4)	-0.82%	-11.00%	4.49%	2.87%	8.79%	2.00%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$5,038,990	$5,466,750	$6,327,797	$4,264,846	$2,836,855	$1,559,737

Ratio of expenses to
average net assets(5)	0.76%	0.75%	0.76%	0.78%	0.80%	0.81%

Ratio of net investment income
to average net assets(5)	3.65%	3.34%	3.39%	3.64%	3.68%	4.19%

Portfolio turnover rate(4)	17.32%	53.11%	30.80%	41.75%	40.59%	37.99%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Rounds to less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	February 28, 2023	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020	2019(1)
Class A Shares

Net Asset Value,
Beginning of Period	$19.89	$23.18	$22.99	$23.23	$22.13

Income from
investment operations:
Net investment income(2)	0.33	0.67	0.72	0.76	0.58
Net realized and unrealized
gain (loss) on investments(3)	(0.52)	(3.23)	0.24	(0.18)	1.08
Total from investment operations	(0.19)	(2.56)	0.96	0.58	1.66

Less distributions paid:
From net investment income	(0.37)	(0.65)	(0.77)	(0.82)	(0.57)
From net realized gain on investments	—	(0.08)	—	—	—
Total distributions paid	(0.37)	(0.73)	(0.77)	(0.82)	(0.57)

Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (4)	0.01

Net Asset Value, End of Period	$19.33	$19.89	$23.18	$22.99	$23.23

Total Return(5)(6)	-0.94%	-11.26%	4.28%	2.60%	7.67%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$29,689	$32,476	$32,802	$19,297	$7,549

Ratio of expenses to
average net assets(7)	1.01%	1.00%	1.01%	1.03%	1.05%

Ratio of net investment income
to average net assets(7)	3.41%	3.12%	3.12%	3.40%	3.80%

Portfolio turnover rate(6)(8)	17.32%	53.11%	30.80%	41.75%	40.59%

(1)	The Class A shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than $0.005 per share.
(5)	Based on net asset value, which does not reflect sales charge.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	February 28, 2023	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020	2019(1)
Class C Shares

Net Asset Value,
Beginning of Period	$19.81	$23.10	$22.92	$23.18	$22.13

Income (loss) from
investment operations:
Net investment income(2)	0.25	0.52	0.55	0.59	0.46
Net realized and unrealized
gain (loss) on investments(3)	(0.52)	(3.23)	0.24	(0.18)	1.09
Total from investment operations	(0.27)	(2.71)	0.79	0.41	1.55

Less distributions paid:
From net investment income	(0.29)	(0.50)	(0.61)	(0.67)	(0.50)
From net realized gain on investments	—	(0.08)	—	—	—
Total distributions paid	(0.29)	(0.58)	(0.61)	(0.67)	(0.50)

Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (4)	0.00 (4)

Net Asset Value, End of Period	$19.25	$19.81	$23.10	$22.92	$23.18

Total Return(5)	-1.33%	-11.92%	3.49%	1.83%	7.10%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$39,876	$47,081	$56,625	$31,184	$7,418

Ratio of expenses to
average net assets(6)	1.76%	1.75%	1.76%	1.78%	1.80%

Ratio of net investment income
to average net assets(6)	2.65%	2.33%	2.37%	2.66%	3.04%

Portfolio turnover rate(5)(7)	17.32%	53.11%	30.80%	41.75%	40.59%

(1)	The Class C shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2023	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Institutional Class Shares

Net Asset Value,
Beginning of Period	$22.65	$25.94	$25.52	$25.49	$23.79	$24.34

Income (loss) from
investment operations:
Net investment income(1)	0.39	0.50	0.49	0.54	0.72	0.67
Net realized and unrealized
gain (loss) on investments	(0.39)	(3.31)	0.61	0.22	1.69	(0.55)
Total from investment operations	0.00	(2.81)	1.10	0.76	2.41	0.12

Less distributions paid:
From net investment income	(0.38)	(0.48)	(0.58)	(0.66)	(0.71)	(0.67)
From return of capital	—	—	(0.06)	—	—	—
From net realized gain on investments	—	—	(0.04)	(0.07)	—	—
Total distributions paid	(0.38)	(0.48)	(0.68)	(0.73)	(0.71)	(0.67)

Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$22.27	$22.65	$25.94	$25.52	$25.49	$23.79

Total Return(3)	0.01%	-10.96%	4.35%	3.07%	10.31%	0.46%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$564,082	$670,095	$818,825	$500,176	$307,384	$208,325

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(4)	0.49%	0.48%	0.49%	0.53%	0.57%	0.60%
After waiver, expense
reimbursements and recoupments(4)	0.49%	0.48%	0.50%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(4)	3.53%	2.02%	1.92%	2.19%	2.94%	2.76%
After waiver, expense
reimbursements and recoupments(4)	3.53%	2.02%	1.91%	2.17%	2.96%	2.81%

Portfolio turnover rate(3)	48.58%	81.53%	15.91%	27.12%	35.29%	28.49%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2023	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Class A Shares

Net Asset Value,
Beginning of Period	$22.67	$25.96	$25.54	$25.51	$23.81	$24.36

Income (loss) from
investment operations:
Net investment income(1)	0.36	0.44	0.42	0.48	0.66	0.61
Net realized and unrealized
gain (loss) on investments	(0.39)	(3.31)	0.61	0.22	1.69	(0.55)
Total from investment operations	(0.03)	(2.87)	1.03	0.70	2.35	0.06

Less distributions paid:
From net investment income	(0.35)	(0.42)	(0.50)	(0.60)	(0.65)	(0.61)
From return of capital	—	—	(0.07)	—	—	—
From net realized gain on investments	—	—	(0.04)	(0.07)	—	—
Total distributions paid	(0.35)	(0.42)	(0.61)	(0.67)	(0.65)	(0.61)

Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$22.29	$22.67	$25.96	$25.54	$25.51	$23.81

Total Return(3)(4)	-0.12%	-11.17%	4.09%	2.83%	10.02%	0.25%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$35,266	$45,843	$55,918	$42,552	$22,141	$22,807

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(5)	0.74%	0.73%	0.74%	0.78%	0.82%	0.85%
After waiver, expense
reimbursements and recoupments(5)	0.74%	0.73%	0.77%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(5)	3.27%	1.78%	1.67%	1.93%	2.69%	2.50%
After waiver, expense
reimbursements and recoupments(5)	3.27%	1.78%	1.64%	1.91%	2.71%	2.55%

Portfolio turnover rate(4)	48.58%	81.53%	15.91%	27.12%	35.29%	28.49%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than $0.005 per share.
(3)	Based on net asset value, which does not reflect sales charge.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Period
	Ended	Ended	Ended
	February 28, 2023	August 31,	August 31,
	(Unaudited)	2022	2021(1)
Institutional Class Shares

Net Asset Value, Beginning of Period	$8.72	$10.07	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.24	0.38	0.39
Net realized and unrealized gain (loss) on investments(3)	(0.19)	(1.33)	0.01
Total from investment operations	0.05	(0.95)	0.40

Less distributions paid:
From net investment income	(0.24)	(0.39)	(0.33)
From net realized gain on investments	—	(0.01)	—
Total distributions paid	(0.24)	(0.40)	(0.33)

Paid-in capital from redemption fees (Note 2)	—	—	—

Net Asset Value, End of Period	$8.53	$8.72	$10.07

Total Return(4)	0.67%	-9.66%	4.06%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$92,236	$82,015	$13,025

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	1.04%	1.19%	2.47%
After waiver and expense reimbursement(5)	0.99%	0.99%	0.99%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	5.71%	3.98%	4.33%
After waiver and expense reimbursement(5)	5.76%	4.18%	5.82%

Portfolio turnover rate(4)	44.16%	59.74%	109.25%

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), and the Performance Trust Credit Fund (the “Credit Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Credit Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Strategic Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Strategic Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Credit Fund commenced investment operations on January 4, 2021. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2023 (Unaudited)

for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

»	Level 1: Quoted prices in active markets for identical securities.
»	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
»	Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2023:

Performance Trust Strategic Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed
Securities	$—	$231,909,970	$—	$231,909,970
Collateralized
Loan
Obligations	—	335,140,819	—	335,140,819
Corporate
Bonds	—	1,072,722,783	—	1,072,722,783
Non – Agency
Residential
Mortgage
Backed
Securities	—	522,121,947	—	522,121,947
Non – Agency
Commercial
Mortgage
Backed
Securities	—	931,831,240	—	931,831,240
Agency
Commercial
Mortgage
Backed
Securities	—	408,369,362	—	408,369,362
Municipal
Bonds	—	1,189,543,216	—	1,189,543,216
US
Government
Notes/Bonds	—	306,671,680	—	306,671,680
Total Fixed
Income:	—	4,998,311,017	—	4,998,311,017
Short-Term
Investments	81,595,237	—	—	81,595,237
Total
Short-Term
Investments	81,595,237	—	—	81,595,237
Total
Investments
in Securities	$81,595,237	$4,998,311,017	$—	$5,079,906,254

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency
Commercial
Mortgage
Backed
Securities	$—	$33,825,323	$—	$33,825,323
Non-Agency
Commercial
Mortgage
Backed
Securities	—	8,453,617	—	8,453,617
Municipal
Bonds	—	531,398,417	—	531,398,417
Total Fixed
Income:	—	573,677,357	—	573,677,357
Short-Term
Investments	24,717,256	—	—	24,717,256
Total
Short-Term
Investments	24,717,256	—	—	24,717,256
Total
Investments
in Securities	$24,717,256	$573,677,357	$—	$598,394,613

Performance Trust Credit Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed
Securities	$—	$7,556,573	$—	$7,556,573
Collateralized
Loan
Obligations	—	12,338,757	—	12,338,757
Corporate
Bonds	—	33,916,506	—	33,916,506
Non – Agency
Residential
Mortgage
Backed
Securities	—	5,776,379	—	5,776,379
Non – Agency
Commercial
Mortgage
Backed
Securities	—	14,993,965	—	14,993,965
Agency
Commercial
Mortgage
Backed
Securities	—	4,535,019	—	4,535,019
Municipal
Bonds	—	5,890,684	—	5,890,684
US
Government
Notes/Bonds	—	3,046,219	—	3,046,219
Total Fixed
Income:	—	88,054,102	—	88,054,102
Short-Term
Investments	4,216,202	—	—	4,216,202
Total
Short-Term
Investments	4,216,202	—	—	4,216,202
Total
Investments
in Securities	$4,216,202	$88,054,102	$—	$92,270,304

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2023 (Unaudited)

The Funds did not hold any Level 3 securities during the six months ended February 28, 2023.

The Funds did not hold any financial derivative instruments during the six months ended February 28, 2023.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2023, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2023, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2019.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Strategic Bond Fund and the Municipal Bond Fund charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Strategic Bond Fund and the Municipal Bond Fund eliminated the redemption fees.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Strategic Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Strategic Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Strategic Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2022 and August 31, 2021 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Ordinary Income	$208,508,008	$187,694,195
Tax-Exempt Income	—	—
Long-Term Capital Gain	16,560,917	—
Return of Capital	—	—

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2023 (Unaudited)

PERFORMANCE TRUST MUNICIPAL BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Ordinary Income	$3,026,501	$3,035,732
Tax-Exempt Income	13,354,202	11,352,033
Long-Term Capital Gain	—	1,938,135
Return of Capital	—	2,191,897

PERFORMANCE TRUST CREDIT FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Ordinary Income	$1,579,174	$360,597
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—

As of August 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$6,257,144,361
Gross tax unrealized appreciation	$24,278,946
Gross tax unrealized depreciation	(761,922,285)
Net tax unrealized appreciation	(737,643,339)
Undistributed ordinary income	13,523,941
Undistributed long-term capital gain	—
Total distributable earnings	13,523,941
Other accumulated losses	(149,651,430)
Total accumulated losses	$(873,770,828)

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$781,065,877
Gross tax unrealized appreciation	$5,307,821
Gross tax unrealized depreciation	(35,828,018)
Net tax unrealized appreciation	(30,520,197)
Undistributed ordinary income	742,160
Undistributed long-term capital gain	—
Total distributable earnings	742,160
Other accumulated losses	(51,070,689)
Total accumulated losses	$(80,848,726)

PERFORMANCE TRUST CREDIT BOND FUND
Cost basis of investments for federal
income tax purposes	$87,678,933
Gross tax unrealized appreciation	$331,572
Gross tax unrealized depreciation	(5,378,490)
Net tax unrealized appreciation	(5,046,918)
Undistributed ordinary income	211,410
Undistributed long-term capital gain	—
Total distributable earnings	211,410
Other accumulated losses	(430,689)
Total accumulated losses	$(5,266,197)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale and amortization adjustments.

At August 31, 2022, the Funds had capital loss carryovers as follows:

	SHORT-TERM	LONG-TERM
Strategic Bond Fund	$—	$—
Municipal Bond Fund	25,983,535	25,087,155
Credit Fund	371,517	59,172

At August 31, 2022, the Strategic Bond Fund deferred, on tax basis, post October losses of $149,651,430.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to equalization and book versus tax treatment of callable bonds and have no effect on net assets or NAV per share. For the year ended August 31, 2022, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
Total
distributable
earnings	$—	$1	$—
Paid-in capital	$—	$(1)	$—

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund, 0.40% for the Municipal Bond Fund, and 0.80% for the Credit Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund, Municipal Bond Fund, and Credit Fund, respectively.  The operating expense limitation agreement is in place at least through December 29, 2023 for the Strategic Bond Fund and Municipal Bond Fund and at least through December 31, 2023 for the Credit Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
August 31, 2023	$—	$—	$—
August 31, 2024	$—	$—	$102,789
August 31, 2025	$—	$—	$81,663
February 28, 2026	$—	$—	$19,106

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2023 (Unaudited)

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Strategic Bond Fund and the Municipal Bond Fund, which authorize the Funds to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Strategic Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Strategic Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the six months ended February 28, 2023, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Shareholder
	12b-1 Fees	Servicing Fees
Strategic Bond Fund
Class A	$ 37,987	N/A
Class C	$156,139	$52,046
Municipal Bond Fund
Class A	$ 48,898	N/A

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ administrator and fund accountant under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the six months ended February 28, 2023, and owed as of February 28, 2023 are as follows:

Administration
and Accounting	Incurred		Owed
Strategic Bond Fund	$985,768		$274,581
Municipal Bond Fund	132,340		39,746
Credit Fund	26,835		1,979

Transfer Agency	Incurred		Owed
Strategic Bond Fund	$381,545	(1)	$120,290	(1)
Municipal Bond Fund	49,965		16,405
Credit Fund	9,742		1,172

(1) This amount does not include sub-transfer agency fees.

Custody	Incurred		Owed
Strategic Bond Fund	$118,280		$39,214
Municipal Bond Fund	15,215		4,741
Credit Fund	3,623		1,287

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2023, and owed as of February 28, 2023, are as follows:

	Incurred	Owed
Strategic Bond Fund	$5,792	$1,905
Municipal Bond Fund	5,792	1,904
Credit Fund	5,792	1,904

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2023	AUGUST 31, 2022
Shares sold	64,765,866	122,458,153
Shares issued
to holders in
reinvestment
of distributions	4,624,115	9,155,853
Shares redeemed	(83,514,414)	(129,826,449)
Net increase (decrease)	(14,124,433)	1,787,557

STRATEGIC BOND FUND – CLASS A

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2023	AUGUST 31, 2022
Shares sold	385,757	953,439
Shares issued
to holders in
reinvestment
of distributions	29,571	52,014
Shares redeemed	(502,700)	(788,198)
Net increase (decrease)	(87,372)	217,255

STRATEGIC BOND FUND – CLASS C

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2023	AUGUST 31, 2022
Shares sold	76,028	570,173
Shares issued
to holders in
reinvestment
of distributions	33,504	67,724
Shares redeemed	(414,830)	(713,115)
Net decrease	(305,298)	(75,218)

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2023	AUGUST 31, 2022
Shares sold	9,518,514	17,207,506
Shares issued
to holders in
reinvestment
of distributions	402,396	572,826
Shares redeemed	(14,173,519)	(19,762,459)
Net decrease	(4,252,609)	(1,982,127)

MUNICIPAL BOND FUND – CLASS A

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2023	AUGUST 31, 2022
Shares sold	371,972	1,148,257
Shares issued
to holders in
reinvestment
of distributions	26,038	34,305
Shares redeemed	(837,969)	(1,314,288)
Net decrease	(439,959)	(131,726)

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2023 (Unaudited)

CREDIT FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	PERIOD ENDED
	FEBRUARY 28, 2023	AUGUST 31, 2022(1)
Shares sold	3,752,999	9,583,852
Shares issued
to holders in
reinvestment
of distributions	268,260	170,652
Shares redeemed	(2,605,897)	(1,646,506)
Net increase	1,415,362	8,107,998

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2023, are summarized below.

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
Purchases
U.S.
Government	$202,228,174	$—	$3,588,985
Other	661,477,041	297,622,494	41,061,468
Sales
U.S.
Government	$186,472,564	$—	$4,264,180
Other	972,925,837	426,442,363	30,199,962

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2023, Raymond James and Morgan Stanley Smith Barney, LLC, for the benefit of its customers, held 36.01% and 33.51%, respectively, of the Strategic Bond Fund’s outstanding Class A shares. At February 28, 2023, Morgan Stanley Smith Barney, LLC and Raymond James, for the benefit of its customers, held 45.88% and 35.31%, respectively, of the Strategic Bond Fund’s outstanding Class C shares. At February 28, 2023, Charles Schwab & Company, Inc., for the benefit of its customers, held 25.66% of the Strategic Bond Fund’s outstanding Institutional Class shares. At February 28, 2023, Charles Schwab & Company, Inc. for the benefit of its customers, held 53.23% of the Municipal Bond Fund’s outstanding Class A shares. At February 28, 2023, Charles Schwab & Company, Inc., for the benefit of its customers, held 64.55% of the Credit Fund’s outstanding Institutional Class shares.

10.	Line of Credit

At February 28, 2023, the Strategic Bond Fund and the Municipal Bond Fund each had an unsecured line of credit which matures on August 5, 2023 with a maximum borrowing equal to the lesser of $250,000,000 and $35,000,000, respectively, or 20% and 33.33% respectively, of gross market value of unencumbered assets of each Fund. Also at February 28, 2023, the Credit Fund had a secured line of credit which matures on August 5, 2023 with a maximum borrowing equal to the lesser of $4,000,000 or 20% of gross market value of unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate of 5.50% from September 1, 2022 through September 21, 2022, 6.25% from September 22, 2022 through November 2, 2022, 7.00% from November 3, 2022 through December 14, 2022, 7.50% from December 15, 2022 through February 1, 2023, and 7.75% from February 2, 2023 through February 28, 2023. The following table provides information regarding usage of the line of credit for the year ended February 28, 2023 for the Funds. The Funds did not have an outstanding balance on either line of credit as of February 28, 2023.

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
Days Utilized	—	1	1
Average Amount
of Borrowing	$—	$2,497,000	$276,000
Interest Expense	$—	$520	$42
Maximum Amount
of Borrowing	$—	$2,497,000	$276,000
Date of Maximum
Borrowing	—	12/29/22	9/12/22

11.	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.

12.	LIBOR

LIBOR, formerly known as the London Interbank Offered Rate, is an interest rate benchmark that will no longer be offered after June 30, 2023. The U.S. Congress passed the Adjustable Interest Rate (LIBOR) Act on March 15, 2022. The LIBOR Act replaces references to LIBOR for U.S. contracts that will not mature before June 30, 2023 with benchmark replacements based on the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities and is published daily by the Federal Reserve Bank of New York. The benchmark replacement rate may not have the same value or economic equivalence as LIBOR. The transition from LIBOR could have a significant impact on the financial markets, including increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments. The transition to an alternative interest rate may not be orderly, may occur over various time periods or may have unintended consequences.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2023 (Unaudited)

13.	Subsequent Events
On March 15, 2023, the Funds declared and paid distributions from ordinary income to shareholders of record as of March 14, 2023, as follows:

Ordinary
Income
Strategic Bond Fund
Institutional Class	$10,146,807
Class A	$53,392
Class C	$50,494
Municipal Bond Fund
Institutional Class	$1,770,735
Class A	$104,569
Credit Fund
Institutional Class	$444,042

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2023 through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

»  social security numbers;

»  account balances;

»  account transactions;

»  transaction history;

»  wire transfer instructions; and

»  checking account information.

What Information We Disclose
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

EXPENSE EXAMPLES
Period Ended February 28, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase payments (Class A shares only) and (2) ongoing costs, including management fees, distribution 12b-1 and service fees (Class A and Class C shares only) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/22 – 2/28/23).

Actual Expenses
The first line of the following tables provides information about actual account values and actual expenses for each Fund.  If you purchase Class A shares of a Fund you will pay an initial sales charge of 2.25% when you invest. The tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2022 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2022	FEBRUARY 28, 2023	FEBRUARY 28, 2023*
Actual	$1,000.00	$ 991.80	$3.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.03	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2022 –
CLASS A	SEPTEMBER 1, 2022	FEBRUARY 28, 2023	FEBRUARY 28, 2023*
Actual	$1,000.00	$ 990.60	$4.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.79	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2022 –
CLASS C	SEPTEMBER 1, 2022	FEBRUARY 28, 2023	FEBRUARY 28, 2023*
Actual	$1,000.00	$ 986.70	$8.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.07	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

EXPENSE EXAMPLES (CONT.)
Period Ended February 28, 2023 (Unaudited)

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2022 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2022	FEBRUARY 28, 2023	FEBRUARY 28, 2023*
Actual	$1,000.00	$1,000.10	$2.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.36	$2.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2022 –
CLASS A	SEPTEMBER 1, 2022	FEBRUARY 28, 2023	FEBRUARY 28, 2023*
Actual	$1,000.00	$ 998.80	$3.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.12	$3.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
CREDIT FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2022 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2022	FEBRUARY 28, 2023	FEBRUARY 28, 2023*
Actual	$1,000.00	$1,006.70	$4.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.89	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

ADDITIONAL INFORMATION
(Unaudited)

Tax Information
For the year ended August 31, 2022, taxable ordinary income distributions are designed as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Strategic Bond Fund	2.64%
Municipal Bond Fund	0.00%
Credit Fund	2.75%

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at www.sec.gov.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1 (877) 738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INDEPENDENT TRUSTEES
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Independent Trustees
Michael D. Akers, Ph.D.	Trustee	Indefinite Term;	22	Professor Emeritus,	Independent
615 E. Michigan St.		Since August 22,		Department of Accounting	Trustee, USA
Milwaukee, WI 53202		2001		(June 2019-present),	MUTUALS
Year of Birth: 1955				Professor, Department of	(an open-end
				Accounting (2004-2019),	investment
				Marquette University.	company)
					(2001-2021).

Gary A. Drska	Trustee	Indefinite Term;	22	Retired; Former Pilot,	Independent
615 E. Michigan St.		Since August 22,		Frontier/Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		2001		Inc. (airline company)	MUTUALS
Year of Birth: 1956				(1986-2021)	(an open-end
					investment
					company)
					(2001-2021).

Vincent P. Lyles	Trustee	Indefinite Term;	22	Executive Director,	Independent
615 E. Michigan St.		Since April 6,		Milwaukee Succeeds	Director, BMO
Milwaukee, WI 53202		2022		(education advocacy	Funds, Inc.
Year of Birth: 1961				organization) (2023-present):	(an open-end
				System Vice President	investment
				of Community Relations,	company)
				Advocate Aurora Health	(2017-2022).
				Care (health care provider)
				(2019-2022); President
				and Chief Executive Officer,
				Boys & Girls Club of Greater
				Milwaukee (2012-2018).

Erik K. Olstein	Trustee	Indefinite Term;	22	Retired; President and	Trustee, The Olstein
615 E. Michigan St.		Since April 6,		Chief Operation Officer	Funds (an open-end
Milwaukee, WI 53202		2022		(2000-2020), Vice	investment
Year of Birth: 1967				President of Sales and	company)
				Chief Operating Officer	(1995-2018).
				(1995-2000), Olstein Capital
				Management, L.P. (asset
				management firm); Secretary
				and Assistant Treasurer,
				The Olstein Funds
				(1995-2018).

Lisa Zúñiga Ramírez	Trustee	Indefinite Term;	22	Retired; Principal and	N/A
615 E. Michigan St.		Since April 6,		Senior Portfolio Manager,
Milwaukee, WI 53202		2022		Segall, Bryant & Hamill, LLC
Year of Birth: 1969				(asset management firm)
				(2018-2020); Partner and
				Senior Portfolio Manager,
				Denver Investments LLC
				(asset management firm)
				(2009-2018).

Gregory M. Wesley	Trustee	Indefinite Term;	22	Senior Vice President of	N/A
615 E. Michigan St.		Since April 6,		Strategic Alliances and
Milwaukee, WI 53202		2022		Business Development,
Year of Birth: 1969				Medical College of Wisconsin
				(2016-present).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Interested Trustee and Officers
John P. Buckel*	Chairperson,	Indefinite Term	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Trustee,	Chairperson and		Fund Services, LLC
Milwaukee, WI 53202	President	Trustee (since		(2004-present).
Year of Birth: 1957	and Principal	January 19, 2023):
	Executive	Indefinite Term
	Officer	President and
Principal Executive
Officer (since
January 24, 2013)

Jennifer A. Lima	Vice	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Since January 24,		Fund Services, LLC
Milwaukee, WI 53202	Treasurer	2013		(2002-present).
Year of Birth: 1974	and Principal
Financial and
Accounting
Officer

Deanna B. Marotz	Chief	Indefinite Term;	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Since October 21,		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Officer, Vice	2021		LLC (2021-present); Chief
Year of Birth: 1965	President			Compliance Officer of
	and Anti-			Keeley-Teton Advisors, LLC
	Money			and Teton Advisors, Inc.
	Laundering			(2017-2021).
Officer

Jay S. Fitton	Secretary	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Since July 22,		U.S. Bancorp Fund
Milwaukee, WI 53202		2019		Services, LLC
Year of Birth: 1970				(2019-present); Partner,
Practus, LLP (2018-2019);
Counsel, Drinker Biddle &
Reath (2016-2018).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Officers
Kelly A. Strauss	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since April 23,		U.S. Bancorp Fund
Milwaukee, WI 53202		2015		Services, LLC
Year of Birth: 1987				(2011-present).

Shannon Coyle	Assistant	Indefinite Term;	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Since August 26,		Fund Services, LLC
Milwaukee, WI 53202		2022		(2015-present).
Year of Birth: 1990

Laura A. Carroll	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since August 20,		U.S. Bancorp Fund
Milwaukee, WI 53202		2018		Services, LLC
Year of Birth: 1985				(2007-present).

*	Mr. Buckel is an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

(This Page Intentionally Left Blank.)

Investment Adviser
PT Asset Management, LLC
500 West Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAM.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI  53202

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date: 4/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date: 4/28/2023

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date: 4/28/2023

* Print the name and title of each signing officer under his or her signature.